Consolidated Schedule of Investments - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Amortized cost		$ 11,482,053,000	$ 2,556,783,900	[1],[2]
Fair Value		$ 11,549,149,400	$ 2,577,558,100	[1],[2],[3]
% of Net Assets		195.73%	146.34%
Software and Services
Amortized cost		$ 2,500,140,400	$ 545,855,800
Fair Value		$ 2,516,102,500	$ 551,367,800
% of Net Assets		42.64%	31.30%
Health Care Equipment and Services
Amortized cost		$ 1,033,897,300	$ 329,110,100
Fair Value		$ 1,037,524,600	$ 331,410,000	[4],[5]
% of Net Assets		17.58%	18.82%
Capital Goods
Amortized cost		$ 1,019,076,300	$ 268,012,600
Fair Value		$ 1,020,854,400	$ 269,535,900
% of Net Assets		17.30%	15.30%
Consumer Services
Amortized cost		$ 994,645,700	$ 286,054,400
Fair Value		$ 1,004,126,500	$ 288,897,700
% of Net Assets		17.02%	16.40%
Commercial and Professional Services
Amortized cost		$ 839,395,200	$ 149,571,800
Fair Value		$ 847,225,600	$ 151,124,300
% of Net Assets		14.36%	8.58%
CPI Holdco B, LLC
Amortized cost		$ 34,356,200
Fair Value		34,456,900
Financial Services
Amortized cost		757,854,900	$ 144,105,000
Fair Value		$ 771,356,100	$ 147,576,200
% of Net Assets		13.07%	8.38%
Insurance
Amortized cost		$ 725,466,800	$ 170,911,500
Fair Value		$ 728,449,100	$ 171,703,200
% of Net Assets		12.35%	9.75%
Media and Entertainment
Amortized cost		$ 662,924,300	$ 119,401,400
Fair Value		$ 666,185,200	$ 119,559,500
% of Net Assets		11.29%	6.79%
Pharmaceuticals, Biotechnology and Life Sciences
Amortized cost		$ 547,352,200	$ 102,715,400
Fair Value		$ 548,098,500	$ 103,037,700
% of Net Assets		9.29%	5.85%
Investment Funds and Vehicles
Amortized cost		$ 478,416,900	$ 33,593,200
Fair Value		$ 483,169,200	$ 33,790,700
% of Net Assets		8.19%	1.92%
Materials
Amortized cost		$ 267,311,200	$ 41,534,500
Fair Value		$ 262,069,900	$ 41,364,000
% of Net Assets		4.44%	2.35%
Food and Beverage
Amortized cost		$ 195,658,000	$ 69,245,400
Fair Value		$ 196,375,200	$ 69,566,600
% of Net Assets		3.33%	3.95%
Consumer Durables and Apparel
Amortized cost		$ 177,477,400	$ 10,164,400
Fair Value		$ 177,419,000	$ 10,247,800
% of Net Assets		3.01%	0.58%
Automobiles and Components
Amortized cost		$ 166,724,300	$ 50,628,700
Fair Value		$ 170,222,500	$ 50,692,300
% of Net Assets		2.88%	2.88%
Telecommunication Services
Amortized cost		$ 157,930,900	$ 40,516,600
Fair Value		$ 159,057,100	$ 40,431,900
% of Net Assets		2.70%	2.30%
Transportation
Amortized cost		$ 152,496,700	$ 5,531,300
Fair Value		$ 149,183,000	$ 5,615,800
% of Net Assets		2.53%	0.32%
Energy
Amortized cost		$ 144,292,900	$ 24,436,800
Fair Value		$ 145,009,600	$ 25,000,000
% of Net Assets		2.46%	1.42%
Technology Hardware And Equipment
Amortized cost		$ 134,199,000	$ 28,799,100
Fair Value		$ 134,705,100	$ 28,823,400
% of Net Assets		2.28%	1.64%
Power Generation
Amortized cost		$ 86,804,200	$ 11,260,500
Fair Value		$ 86,939,700	$ 11,294,800
% of Net Assets		1.47%	0.64%
Household And Personal Products
Amortized cost		$ 66,383,000	$ 35,688,800
Fair Value		$ 67,342,800	$ 36,369,000
% of Net Assets		1.14%	2.06%
Real Estate Management and Development
Amortized cost		$ 44,151,400
Fair Value		$ 42,572,500
% of Net Assets		0.72%
Real Estate
Amortized cost		$ 11,247,200
Fair Value		$ 11,232,200
% of Net Assets		0.19%
Semiconductors and Semiconductor Equipment
Amortized cost		$ 5,892,300	$ 4,471,300
Fair Value		$ 5,932,600	$ 4,486,700
% of Net Assets		0.10%	0.25%
Gas Utilities
Amortized cost		$ 5,021,900
Fair Value		$ 5,005,000
% of Net Assets		0.08%
Consumer Distribution and Retail
Amortized cost		$ 307,292,600	$ 79,716,500
Fair Value		$ 312,991,500	$ 80,166,200
% of Net Assets		5.30%	4.55%
Equity Real Estate Investment Trusts (REITs)
Amortized cost			$ 5,458,800
Fair Value			$ 5,496,600
% of Net Assets			0.31%
Cannon Bridge Designated Activity Company
Amortized cost		$ 1,479,800
Fair Value		1,447,800
Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP
Amortized cost		20,504,600
Fair Value		20,906,100
Asurion, LLC
Amortized cost		40,032,300	$ 14,412,200
Fair Value		40,010,500	14,686,800
Bobcat Purchaser, LLC and Bobcat Topco, L.P.
Amortized cost		13,092,500	13,162,500
Fair Value		13,351,900	13,470,700
CBTS Borrower, LLC and CBTS TopCo, L.P.
Amortized cost		8,520,300
Fair Value		8,515,000
Centralsquare Technologies, LLC and Supermoose Newco, Inc.
Amortized cost		62,544,700
Fair Value		64,059,600
Conservice Midco, LLC
Amortized cost		53,362,600
Fair Value		53,578,200
Diligent Corporation
Amortized cost		20,848,000
Fair Value		20,988,500
Echo Purchaser, Inc.
Amortized cost		28,203,400	25,817,000
Fair Value		28,692,000	25,804,500
Eclipse Topco, Inc., Eclipse Investor Parent, L.P. And Eclipse Buyer, Inc.
Amortized cost		118,616,900
Fair Value		118,561,300
Edmunds Govtech, Inc.
Amortized cost		3,364,300
Fair Value		3,424,300
eResearch Technology, Inc.
Amortized cost		80,795,700
Fair Value		82,348,800
Guidepoint Security Holdings, LLC
Amortized cost		8,105,400
Fair Value		8,234,400
Hyland Software, Inc.
Amortized cost		23,367,400
Fair Value		23,658,100
Instructure Holdings, INC.
Amortized cost		32,996,200
Fair Value		33,103,700
Leia Finco US LLC
Amortized cost		36,019,700
Fair Value		36,170,500
Metatiedot Bidco OY and Metatiedot US, LLC
Amortized cost		11,314,700
Fair Value		11,180,000
MH Sub I, LLC (Micro Holding Corp.)
Amortized cost		47,095,700
Fair Value		47,333,100
Mitchell International, Inc.
Amortized cost		51,739,200	14,879,100
Fair Value		51,698,200	15,216,500	[4],[6]
North Star Acquisitionco, LLC and Toucan Bidco Limited
Amortized cost		17,193,100
Fair Value		17,150,200
Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc.
Amortized cost		25,964,500
Fair Value		26,123,500
Project Boost Purchaser, LLC
Amortized cost		60,335,300	21,097,200
Fair Value		60,895,300	21,222,700	[4],[6]
RealPage, Inc.
Amortized cost		51,648,700	25,029,000
Fair Value		51,955,700	25,084,000	[4],[6]
Sophia, L.P.
Amortized cost		27,109,500	13,140,300
Fair Value		27,489,900	13,257,200	[4],[6]
Victors Purchaser, LLC and WP Victors Co-Investment, L.P.
Amortized cost		52,136,000
Fair Value		52,186,600
Viper Bidco, Inc.
Amortized cost		23,394,800
Fair Value		23,327,100
Wellington Bidco Inc. and Wellington TopCo LP
Amortized cost		54,313,800
Fair Value		54,842,500
Aerin Medical Inc.
Amortized cost		14,780,700
Fair Value		15,009,900
Amerivet Partners Management, Inc. and AVE Holdings LP
Amortized cost		36,510,700	25,301,200
Fair Value		34,306,000	25,258,500
Artivion, Inc.
Amortized cost		28,217,400
Fair Value		28,867,300
Avalign Holdings, Inc. and Avalign Technologies, Inc.
Amortized cost		27,378,800
Fair Value		25,759,900
Cradle Lux Bidco S.A.R.L.
Amortized cost		12,392,100
Fair Value		12,208,000
Envisage Management Ltd
Amortized cost		5,355,500
Fair Value		5,405,500
HuFriedy Group Acquisition LLC
Amortized cost		55,772,100
Fair Value		56,763,100
Nomi Health, Inc.
Amortized cost		18,181,000
Fair Value		18,500,000
Paragon 28, Inc. and Paragon Advanced Technologies, Inc.
Amortized cost		20,806,900	20,700,200
Fair Value		21,215,400	20,685,000
United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP
Amortized cost		10,637,300	10,494,300
Fair Value		10,922,700	10,771,300	[4],[5]
AI Aqua Merger Sub, Inc.
Amortized cost		123,367,400	14,772,200
Fair Value		123,402,900	14,806,800	[6]
Airx Climate Solutions, Inc.
Amortized cost		35,935,500
Fair Value		36,573,400
BGIF IV Fearless Utility Services, Inc.
Amortized cost		41,817,800
Fair Value		42,205,500
CPIG Holdco Inc.
Amortized cost		14,517,900	14,575,100
Fair Value		14,813,000	14,963,000	[6]
Generator US Buyer, Inc.
Amortized cost		8,642,300
Fair Value		8,489,800
HPCC Parent, Inc. and Patriot Container Corp.
Amortized cost		71,507,700
Fair Value		71,369,300
LBM Acquisition LLC
Amortized cost		21,195,200
Fair Value		21,301,400
OPH NEP Investment, LLC
Amortized cost		32,490,600
Fair Value		35,019,400
Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P
Amortized cost		32,838,500
Fair Value		33,662,400
TransDigm Inc.
Amortized cost		40,793,800	20,877,900
Fair Value		40,840,400	20,962,000
Alterra Mountain Company
Amortized cost		33,521,300	9,154,700
Fair Value		33,637,100	9,210,500	[4],[5]
Apex Service Partners, LLC and Apex Service Partners Holdings, LLC
Amortized cost		48,283,000
Fair Value		49,839,500
Bulldog Purchaser Inc.
Amortized cost		7,577,400
Fair Value		7,652,900
Caesars Entertainment Inc
Amortized cost		15,779,200
Fair Value		15,801,800
Davidson Hotel Company LLC
Amortized cost		7,396,900
Fair Value		7,394,000
Equinox Holdings, Inc.
Amortized cost		45,555,900
Fair Value		46,894,700
Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP
Amortized cost		49,882,700
Fair Value		51,574,000
GS SEER Group Borrower LLC and GS SEER Group Holdings LLC
Amortized cost		11,536,800	10,106,000
Fair Value		11,825,300	10,472,000
Helios Service Partners, LLC and Astra Service Partners, LLC
Amortized cost		8,941,500	6,839,500
Fair Value		9,044,300	6,740,400
IFH Franchisee Holdings, LLC
Amortized cost		57,722,400
Fair Value		57,716,200
Infinity Home Services HoldCo, Inc. and IHS Parent Holdings, L.P.
Amortized cost		11,430,700	4,888,700
Fair Value		11,798,800	5,224,300
Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P.
Amortized cost		16,263,300	9,537,100
Fair Value		16,568,300	9,768,400
Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc.
Amortized cost		28,259,100
Fair Value		28,648,900
North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC
Amortized cost		7,472,000
Fair Value		7,635,900
Northwinds Holding, Inc. and Northwinds Services Group LLC
Amortized cost		12,505,900	11,245,200
Fair Value		12,862,100	11,608,500
PestCo Holdings, LLC and PestCo, LLC
Amortized cost		15,900,700	9,703,100
Fair Value		16,160,100	9,973,600
Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc.
Amortized cost		8,496,000
Fair Value		8,479,300
Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P.
Amortized cost		65,282,700
Fair Value		66,462,200
Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC
Amortized cost		34,158,300	15,656,200
Fair Value		34,968,000	15,383,000
Dorado Bidco, Inc.
Amortized cost		6,042,600
Fair Value		6,039,900
Drogon Bidco Inc. & Drogon Aggregator LP
Amortized cost		28,477,100
Fair Value		29,879,700
FlyWheel Acquireco, Inc.
Amortized cost		13,960,700	14,024,700
Fair Value		14,296,800	14,281,200
GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC
Amortized cost		4,129,000
Fair Value		4,126,400
Grant Thornton Advisors LLC
Amortized cost		28,552,500
Fair Value		28,448,800
HP RSS Buyer, Inc.
Amortized cost		13,191,200
Fair Value		13,365,400
Indigo Acquisition B.V.
Amortized cost		4,858,400
Fair Value		4,876,500
Kings Buyer, LLC
Amortized cost		18,413,900
Fair Value		18,622,200
LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP
Amortized cost		21,713,600
Fair Value		21,585,400
Lightbeam Bidco, Inc.
Amortized cost		16,930,400	15,974,600
Fair Value		17,163,400	16,209,300
North Haven Stack Buyer, LLC
Amortized cost		27,800
Fair Value		28,300
Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC
Amortized cost		40,152,300	18,603,000
Fair Value		44,467,500	19,509,000
PSC Parent, Inc.
Amortized cost		52,451,900
Fair Value		52,913,800
PYE-Barker Fire & Safety, LLC
Amortized cost		32,582,100
Fair Value		32,760,100
SV Newco 2, Inc.
Amortized cost		15,996,000
Fair Value		16,218,900
The Hiller Companies, LLC
Amortized cost		25,712,600
Fair Value		25,964,300
UP Intermediate II LLC and UPBW Blocker LLC
Amortized cost		5,810,400
Fair Value		5,608,600
W.S. Connelly & Co., LLC and WSC Ultimate Holdings, LLC
Amortized cost		30,829,300
Fair Value		30,873,400
Endeavor Bidco LLC and Endeavor TopCo, Inc.
Amortized cost		10,778,100
Fair Value		10,765,900
GTCR F Buyer Corp. and GTCR (D) Investors LP
Amortized cost		11,870,800	9,833,700
Fair Value		12,133,200	9,827,700
Isthmus Capital LLC
Amortized cost		1,486,300	1,883,200
Fair Value		1,520,600	1,927,200
Loire UK Midco 3 Limited
Amortized cost		5,753,100
Fair Value		5,706,600
Mai Capital Management Intermediate LLC
Amortized cost		8,798,400
Fair Value		8,788,600
Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P.
Amortized cost		26,601,400	13,643,000
Fair Value		27,005,100	14,057,700
PCIA SPV-3, LLC and ASE Royal Aggregator, LLC
Amortized cost		10,386,900	10,092,900
Fair Value		10,868,100	10,400,000
PCS MidCo, Inc. and PCS Parent, L.P.
Amortized cost		12,643,800
Fair Value		12,932,900
RWA Wealth Partners, LLC
Amortized cost		8,033,600
Fair Value		8,030,000
Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC
Amortized cost		2,805,700
Fair Value		2,858,000
The Edelman Financial Center, LLC
Amortized cost		84,028,600
Fair Value		84,615,500
Wellington-Altus Financial Inc.
Amortized cost		2,382,200
Fair Value		2,414,100
Acrisure, LLC
Amortized cost		61,672,500	33,317,400
Fair Value		61,677,100	33,715,700
Diamond Mezzanine 24 LLC
Amortized cost		59,413,100
Fair Value		59,400,000
DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP
Amortized cost		42,321,200
Fair Value		44,179,600
Higginbotham Insurance Agency, Inc.
Amortized cost		37,071,700
Fair Value		37,100,500
Keystone Agency Partners LLC
Amortized cost		48,252,100
Fair Value		48,700,100
OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP
Amortized cost		12,905,900	11,067,000
Fair Value		12,960,800	11,062,500
USI, Inc.
Amortized cost		55,483,700	16,744,600
Fair Value		55,335,600	16,781,900
Fever Labs, Inc.
Amortized cost		26,293,600
Fair Value		28,076,900
FinEquity Holdings, LLC
Amortized cost		143,901,600
Fair Value		143,901,600
Global Music Rights, LLC
Amortized cost		135,011,800
Fair Value		135,468,800
League One Volleyball, Inc.
Amortized cost		1,600
Fair Value		2,900
Legends Hospitality Holding Company, LLC and ASM Buyer, Inc.
Amortized cost		27,154,900
Fair Value		27,118,800
NEP Group, Inc.
Amortized cost		38,787,300
Fair Value		36,586,200
Orange Barrel Media, LLC/IKE Smart City, LLC
Amortized cost		4,652,200
Fair Value		4,715,300
Summer (BC) Bidco B LLC
Amortized cost		2,953,100
Fair Value		2,975,400
ADMA Biologics Inc.
Amortized cost		2,199,300	4,201,800
Fair Value		2,240,800	4,255,200
ADMA Biologics Inc
Amortized cost		4,187,600
Fair Value		4,364,900
Bamboo US BidCo LLC
Amortized cost		22,076,100	20,431,600
Fair Value		22,360,000	20,664,500
WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P.
Amortized cost		5,053,300	5,081,000
Fair Value		5,091,100	5,078,300
ATRM 14
Amortized cost		10,904,500
Fair Value		11,102,900
CGMS 2024-5
Amortized cost		3,909,800
Fair Value		4,025,500
KKR 2024-53
Amortized cost		7,764,000
Fair Value		7,957,000
MDPK 2024-66
Amortized cost		4,836,300
Fair Value		4,849,300
OAKC 2016-13
Amortized cost		4,637,100
Fair Value		4,717,100
OAKC 2020-6
Amortized cost		4,499,000
Fair Value		4,520,800
OAKC 2021-9
Amortized cost		3,577,200
Fair Value		3,633,900
OHACP 2024-17
Amortized cost		5,479,500
Fair Value		5,492,300
BGI Purchaser, Inc
Amortized cost		44,876,000
Fair Value		45,464,200
BR PJK Produce, LLC
Amortized cost		3,116,200
Fair Value		3,155,700
BradyPlus Holdings, LLC
Amortized cost		30,990,800
Fair Value		31,485,100
City Line Distributors LLC and City Line Investments LLC
Amortized cost		2,847,800	2,048,600	[7]
Fair Value		2,898,200	2,053,900	[7]
Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP
Amortized cost		8,404,700	6,586,500
Fair Value		8,132,600	6,567,900
Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC
Amortized cost		9,227,200	9,275,100
Fair Value		9,417,400	9,530,600
Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc.
Amortized cost		52,067,000
Fair Value		54,957,000
Royal Borrower, LLC and Royal Parent, LP
Amortized cost		20,580,800
Fair Value		22,238,400
Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P.
Amortized cost		7,588,500	7,204,100
Fair Value		7,474,700	7,341,700
Meyer Laboratory, LLC and Meyer Parent, LLC
Amortized cost		9,871,500
Fair Value		10,058,100
Reagent Chemical & Research, LLC
Amortized cost		48,990,000
Fair Value		49,891,900
Vobey, LLC and Vobey Holdings, LLC
Amortized cost		7,659,600	5,287,900
Fair Value		2,617,700	4,702,500
8th Avenue Food & Provisions, Inc.
Amortized cost		15,645,600
Fair Value		15,657,200
Chobani, LLC
Amortized cost		17,879,300	12,844,500
Fair Value		17,993,900	12,887,700
Delta 2 (Lux) Sarl
Amortized cost		15,504,300
Fair Value		15,527,500
St Athena Global LLC and St Athena Global Holdings Limited
Amortized cost		51,051,200
Fair Value		50,531,900
Collision SP Subco, LLC
Amortized cost		4,561,800
Fair Value		4,645,500
New ChurcHill HoldCo LLC and Victory Topco, LP
Amortized cost		21,534,700	14,547,900
Fair Value		23,511,400	14,345,200
Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC
Amortized cost		36,527,700
Fair Value		37,339,100
Switch Master Holdco LLC
Amortized cost		33,989,000
Fair Value		34,050,800
First Student Bidco Inc.
Amortized cost		35,463,400
Fair Value		35,379,800
Nordic Ferry Infrastructure AS
Amortized cost		117,033,300
Fair Value		113,803,200
Freeport LNG investments, LLLP
Amortized cost		41,793,700
Fair Value		41,765,800
Emerald Debt Merger Sub LLC
Amortized cost		42,363,300
Fair Value		42,544,700
Hamilton Projects Acquiror, LLC
Amortized cost		5,943,400
Fair Value		5,991,900
Watt Holdco Limited
Amortized cost		4,312,500
Fair Value		4,163,100
Silk Holdings III Corp. and Silk Holdings I Corp.
Amortized cost		41,351,300	14,626,900
Fair Value		42,316,700	15,112,300
TCI Buyer LLC and TCI Holdings, LP
Amortized cost		25,031,700
Fair Value		25,026,100
Pallas Funding Trust No.2
Amortized cost		2,195,200
Fair Value		2,080,100
Quintain Investments Holdings Limited
Amortized cost		40,675,900
Fair Value		39,302,800
Cloud Software Group, Inc. and Picard Parent, Inc.
Amortized cost		121,673,400	36,591,200
Fair Value		$ 123,448,700	37,363,100
Crosspoint Capital AS SPV, LP
Amortized cost			13,835,500
Fair Value			14,048,600
Epicor Software Corporation
Amortized cost			11,665,300
Fair Value			11,821,600
Hakken Midco B.V.
Amortized cost			4,543,600
Fair Value	[4],[6]		4,716,400
Sharp Midco LLC
Amortized cost			5,291,800
Fair Value			5,338,200
Sotera Health Holdings, LLC
Amortized cost			9,466,700
Fair Value			9,472,200
Viant Medical Holdings, Inc.
Amortized cost			31,071,000
Fair Value	[4],[5]		31,398,700
Apex Service Partners, LLC and Apex Service Partners Holdings, LLC
Amortized cost			27,534,100
Fair Value	[4],[5]		27,511,000
ClubCorp Holdings, Inc.
Amortized cost			4,122,800
Fair Value	[4],[5]		4,088,000
Service Logic Acquisition, Inc. and MSHC, Inc.
Amortized cost			19,228,900
Fair Value			19,466,400
Artera Services, LLC
Amortized cost			5,608,500
Fair Value	[6]		5,630,600
Brookfield WEC Holdings Inc.
Amortized cost			16,144,800
Fair Value	[6]		16,206,200
Brown Group Holding, LLC
Amortized cost			7,923,000
Fair Value	[6]		7,946,900
Gates Global LLC
Amortized cost			3,670,900
Fair Value	[6]		3,674,000
Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc.
Amortized cost			3,997,300
Fair Value			3,956,600
Hub International Limited
Amortized cost			13,373,300
Fair Value			13,432,700
Saturn Purchaser Corp.
Amortized cost			8,264,400
Fair Value			8,261,300
Focus Financial Partners, LLC
Amortized cost			13,529,500
Fair Value			13,540,600
3 Step Sports LLC and 3 Step Holdings, LLC
Amortized cost			20,251,200
Fair Value			20,141,400
AVSC Holding Corp.
Amortized cost			10,609,300
Fair Value			10,658,000
Trident TPI Holdings, Inc.
Amortized cost			12,747,600
Fair Value			$ 12,960,000
Investment, Identifier [Axis]: 22 HoldCo Limited, Senior subordinated loan
Coupon		12.73%	12.96%
Spread		7.50%	7.50%
Principal		$ 21,591,200	$ 14,698,000
Amortized cost		21,497,400	14,049,200
Fair Value		$ 21,591,200	$ 14,097,200
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, First lien senior secured loan
Coupon		13.47%
Coupon, PIK		1.50%
Spread			8.00%
Principal			$ 16,415,100
Amortized cost			15,404,900
Fair Value			$ 15,299,300
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, First lien senior secured revolving loan
Coupon			13.33%
Spread			8.00%
Principal			$ 526,300
Amortized cost			446,300
Fair Value			$ 442,100
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, Series D preferred units
Shares/Units (in shares)			267,369
Amortized cost			$ 4,400,000
Fair Value			$ 4,400,000
Investment, Identifier [Axis]: 3 Step Sports LLC, First lien senior secured loan
Coupon		12.34%
Coupon, PIK		1.50%
Spread		8.00%
Principal		$ 16,557,200
Amortized cost		15,728,000
Fair Value		$ 14,875,000
Investment, Identifier [Axis]: 760203 N.B. LTD., First lien senior secured loan
Coupon		8.80%
Spread		5.50%
Principal		$ 20,323,700
Amortized cost		19,803,800
Fair Value		$ 19,815,700
Investment, Identifier [Axis]: 8th Avenue Food amp; Provisions, Inc., First lien senior secured loan 1
Coupon		8.22%
Spread		3.75%
Principal		$ 10,278,200
Amortized cost		10,084,700
Fair Value		$ 10,023,800
Investment, Identifier [Axis]: 8th Avenue Food amp; Provisions, Inc., First lien senior secured loan 2
Coupon		9.22%
Spread		4.75%
Principal		$ 5,777,900
Amortized cost		5,560,900
Fair Value		$ 5,633,400
Investment, Identifier [Axis]: A-AP Buyer, Inc., First lien senior secured loan
Coupon		7.61%
Spread		3.25%
Principal		$ 6,032,800
Amortized cost		6,027,500
Fair Value		$ 6,070,500
Investment, Identifier [Axis]: ABPCI 2019-5A, Collaterized loan obligation
Coupon		10.37%
Spread		5.75%
Principal		$ 1,100,000
Amortized cost		1,100,000
Fair Value		$ 1,128,000
Investment, Identifier [Axis]: ABPCI 2022-11, Collaterized loan obligation
Coupon		11.42%
Spread		7.00%
Principal		$ 7,000,000
Amortized cost		7,000,000
Fair Value		$ 7,026,800
Investment, Identifier [Axis]: ABPCI 2024-17, Collaterized loan obligation
Coupon		12.57%
Spread		8.00%
Principal		$ 3,000,000
Amortized cost		3,000,000
Fair Value		$ 2,968,700
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured loan
Coupon		10.85%	11.88%
Spread		6.50%	6.50%
Principal		$ 2,240,200	$ 4,308,000
Amortized cost		2,198,700	4,200,800
Fair Value		$ 2,240,200	$ 4,254,200
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured revolving loan
Coupon		8.34%	9.13%
Spread		3.75%	3.75%
Principal		$ 600	$ 1,000
Amortized cost		600	1,000
Fair Value		$ 600	$ 1,000
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 1
Coupon		7.55%	9.58%
Spread		3.00%	4.25%
Principal		$ 70,901,200	$ 5,782,600
Amortized cost		70,812,500	5,782,600
Fair Value		$ 70,901,200	$ 5,806,700	[6]
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 2
Coupon		8.05%	9.09%
Spread		3.50%	3.75%
Principal		$ 52,501,700	$ 9,005,200
Amortized cost		52,554,900	8,989,600
Fair Value		$ 52,501,700	$ 9,000,100	[6]
Investment, Identifier [Axis]: AI Titan Parent, Inc., First lien senior secured loan
Coupon		9.11%
Spread		4.75%
Principal		$ 53,245,300
Amortized cost		52,738,900
Fair Value		$ 52,712,800
Investment, Identifier [Axis]: AIP RD Buyer Corp., First lien senior secured loan
Coupon		8.36%
Spread		4.00%
Principal		$ 17,955,000
Amortized cost		17,947,500
Fair Value		$ 17,932,600
Investment, Identifier [Axis]: AMCP Clean Acquisition Company, LLC, First lien senior secured loan
Coupon		9.08%
Spread		4.75%
Principal		$ 5,728,800
Amortized cost		5,644,500
Fair Value		$ 5,710,400
Investment, Identifier [Axis]: AMWINS Group, Inc., First lien senior secured loan
Coupon		6.72%	7.72%
Spread		2.25%	2.25%
Principal		$ 43,403,300	$ 7,246,600
Amortized cost		43,463,600	7,235,800
Fair Value		$ 43,513,600	$ 7,248,600
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 1
Coupon		16.20%
Principal		$ 8,171,400
Amortized cost		4,892,900
Fair Value		$ 4,999,000
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 2
Coupon		11.40%
Spread		6.50%
Principal		$ 5,600,000
Amortized cost		5,600,000
Fair Value		$ 5,712,700
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 3
Coupon		11.70%
Principal		$ 639,500
Amortized cost		411,600
Fair Value		$ 391,200
Investment, Identifier [Axis]: ATRM 15, Collaterized loan obligation
Coupon		11.15%
Spread		6.50%
Principal		$ 1,900,000
Amortized cost		1,900,000
Fair Value		$ 1,928,300
Investment, Identifier [Axis]: AUDAX 2024-9, Collaterized loan obligation
Coupon		9.82%
Spread		5.20%
Principal		$ 2,000,000
Amortized cost		2,000,000
Fair Value		$ 2,033,300
Investment, Identifier [Axis]: AVSC Holding Corp., First lien senior secured loan 1
Coupon		8.96%
Coupon, PIK		0.48%
Spread			3.50%
Principal			$ 5,508,600
Amortized cost			5,318,800
Fair Value			$ 5,383,000
Investment, Identifier [Axis]: AVSC Holding Corp., First lien senior secured loan 2
Coupon		10.96%
Coupon, PIK		1.61%
Spread			5.50%
Principal			$ 5,401,000
Amortized cost			5,290,500
Fair Value			$ 5,275,000
Investment, Identifier [Axis]: Access CIG, LLC, First lien senior secured loan
Coupon		9.59%	10.39%
Spread		5.00%	5.00%
Principal		$ 33,812,600	$ 10,972,500
Amortized cost		33,697,700	10,770,500
Fair Value		$ 34,108,500	$ 10,979,400
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan
Coupon		9.31%
Spread		4.75%
Principal		$ 4,095,200
Amortized cost		4,061,600
Fair Value		$ 4,095,200
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan 1
Coupon			11.03%
Spread			5.50%
Principal			$ 4,032,900
Amortized cost			3,993,100
Fair Value			$ 3,952,300
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan 2
Coupon			11.35%
Spread			6.00%
Principal			$ 1,400
Amortized cost			1,100
Fair Value			$ 1,200
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan 3
Coupon			11.41%
Spread			6.00%
Principal			$ 3,100
Amortized cost			3,100
Fair Value			$ 3,100
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan
Coupon			9.89%
Spread			4.50%
Principal			$ 30,000,000
Amortized cost			29,706,200
Fair Value			$ 30,024,900
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 1
Coupon		7.11%
Spread		2.75%
Principal		$ 41,458,400
Amortized cost		41,462,100
Fair Value		$ 41,471,300
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 2
Coupon		7.36%
Spread		3.00%
Principal		$ 20,212,100
Amortized cost		20,210,400
Fair Value		$ 20,205,800
Investment, Identifier [Axis]: Acrisure, LLC, Senior subordinated loan
Coupon			7.00%
Principal			$ 3,700,000
Amortized cost			3,611,200
Fair Value			$ 3,690,800
Investment, Identifier [Axis]: Actfy Buyer, Inc., First lien senior secured loan
Coupon		9.36%
Spread		5.00%
Principal		$ 29,925,000
Amortized cost		29,383,800
Fair Value		$ 29,925,000
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP, First lien senior secured loan
Coupon		9.58%
Spread		5.25%
Principal		$ 20,762,400
Amortized cost		20,394,100
Fair Value		$ 20,762,400
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP, Limited partnership interests
Shares/Units (in shares)		100,000
Amortized cost		$ 110,500
Fair Value		$ 143,700
Investment, Identifier [Axis]: Aduro Advisors, LLC, First lien senior secured loan
Coupon		9.36%
Spread		5.00%
Principal		$ 18,719,300
Amortized cost		18,546,900
Fair Value		$ 18,532,100
Investment, Identifier [Axis]: Aerin Medical Inc., First lien senior secured loan
Coupon		11.06%
Spread		6.75%
Principal		$ 14,044,100
Amortized cost		13,674,700
Fair Value		$ 13,903,700
Investment, Identifier [Axis]: Aerin Medical Inc., Series G preferred shares
Shares/Units (in shares)		943,034
Amortized cost		$ 1,106,000
Fair Value		$ 1,106,200
Investment, Identifier [Axis]: Agiliti Health, Inc., First lien senior secured loan
Coupon		7.38%	8.39%
Spread		3.00%	3.00%
Principal		$ 17,758,300	$ 4,381,900
Amortized cost		17,636,500	4,368,800
Fair Value		$ 17,403,100	$ 4,376,400
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan
Coupon		10.18%	11.68%
Spread		5.75%	6.25%
Principal		$ 23,329,100	$ 23,564,800
Amortized cost		22,856,100	22,990,400
Fair Value		$ 23,329,100	$ 22,975,700	[6]
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan 1
Coupon		9.47%
Spread		5.00%
Principal		$ 13,244,300
Amortized cost		13,079,400
Fair Value		$ 13,244,300
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured loan
Coupon		11.66%	12.46%
Spread		7.00%	7.00%
Principal		$ 4,323,800	$ 4,068,500
Amortized cost		4,166,400	3,883,100
Fair Value		$ 4,323,800	$ 4,068,500
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured revolving loan
Coupon		11.44%
Spread		7.00%
Principal		$ 41,100
Amortized cost		21,200
Fair Value		$ 41,100
Investment, Identifier [Axis]: Aldinger Company Inc, First lien senior secured loan
Coupon		9.61%
Spread		5.25%
Principal		$ 29,315,800
Amortized cost		29,091,800
Fair Value		$ 29,004,600
Investment, Identifier [Axis]: AlixPartners, LLP, First lien senior secured loan
Coupon		6.97%	8.22%
Spread		2.50%	2.75%
Principal		$ 35,677,300	$ 17,173,100
Amortized cost		35,695,000	17,137,000
Fair Value		$ 35,781,500	$ 17,206,400
Investment, Identifier [Axis]: Alliance Laundry Systems LLC., First lien senior secured loan
Coupon		7.84%
Spread		3.50%
Principal		$ 26,308,600
Amortized cost		26,230,600
Fair Value		$ 26,452,000
Investment, Identifier [Axis]: Alliant Holdings Intermediate, LLC, First lien senior secured loan
Coupon		7.11%	8.86%
Spread		2.75%	3.50%
Principal		$ 42,171,900	$ 2,558,100
Amortized cost		42,159,900	2,534,400
Fair Value		$ 42,237,700	$ 2,566,400
Investment, Identifier [Axis]: Alpha Generation LLC, First lien senior secured loan
Coupon		7.11%
Spread		2.75%
Principal		$ 6,982,500
Amortized cost		6,965,500
Fair Value		$ 7,022,600
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 1
Coupon		7.11%	9.21%
Spread		2.75%	3.75%
Principal		$ 21,652,700	$ 7,887,400
Amortized cost		21,742,200	7,881,800
Fair Value		$ 21,774,600	$ 7,926,900	[4],[5]
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 2
Coupon		7.36%	8.97%
Spread		3.00%	3.50%
Principal		$ 11,781,400	$ 1,283,600
Amortized cost		11,779,100	1,272,900
Fair Value		$ 11,862,500	$ 1,283,600	[4],[5]
Investment, Identifier [Axis]: AmSpec Parent, LLC, First lien senior secured loan
Coupon		8.58%
Spread		4.25%
Principal		$ 10,000,000
Amortized cost		9,950,000
Fair Value		$ 10,050,000
Investment, Identifier [Axis]: Amazon Holdco Inc., First lien senior secured loan
Coupon		6.61%
Spread		2.25%
Principal		$ 21,270,900
Amortized cost		21,252,700
Fair Value		$ 21,182,200
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Class A units
Shares/Units (in shares)		1,575
Amortized cost		$ 1,575,000
Fair Value		$ 195,400
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Class C units
Shares/Units (in shares)		3,849	3,849
Amortized cost		$ 768,400	$ 768,400
Fair Value		$ 9,900	$ 768,400
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Subordinated loan
Coupon, PIK		16.50%	16.50%
Principal		$ 35,663,000	$ 26,053,300
Amortized cost		34,167,300	24,532,800
Fair Value		$ 34,100,700	$ 24,490,100
Investment, Identifier [Axis]: Amethyst Radiotherapy Group B.V., First lien senior secured loan
Coupon		8.31%
Spread		5.25%
Principal		$ 2,070,900
Amortized cost		2,077,400
Fair Value		$ 2,070,900
Investment, Identifier [Axis]: Ankura Consulting Group, LLC, First lien senior secured loan
Coupon		7.84%
Spread		3.50%
Principal		$ 15,626,900
Amortized cost		15,684,000
Fair Value		$ 15,626,900
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured loan
Coupon		9.52%	12.40%
Coupon, PIK			2.00%
Spread		5.00%	7.00%
Principal		$ 46,831,700	$ 26,941,400
Amortized cost		45,687,000	26,170,300
Fair Value		$ 46,831,700	$ 26,148,900	[4],[5]
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan
Coupon		9.51%
Spread		5.00%
Principal		$ 1,386,900
Amortized cost		1,346,000
Fair Value		$ 1,386,900
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan 1
Coupon			14.00%
Spread			5.50%
Principal			$ 68,000
Amortized cost			47,400
Fair Value	[4],[5]		$ 46,700
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan 2
Coupon			11.87%
Spread			6.50%
Principal			$ 95,200
Amortized cost			66,400
Fair Value	[4],[5]		$ 65,400
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, Series B common units
Shares/Units (in shares)		45,351	45,351
Amortized cost		$ 1,250,000	$ 1,250,000
Fair Value		$ 1,620,900	$ 1,250,000	[4],[5]
Investment, Identifier [Axis]: Applied Systems, Inc., First lien senior secured loan
Coupon		7.33%	9.85%
Spread		3.00%	4.50%
Principal		$ 22,937,400	$ 9,397,300
Amortized cost		22,965,600	9,399,800
Fair Value		$ 23,143,400	$ 9,430,300
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured loan
Coupon		9.58%	9.71%
Spread		5.00%	4.25%
Principal		$ 39,005,400	$ 5,953,100
Amortized cost		38,678,200	5,858,600
Fair Value		$ 39,005,400	$ 5,935,700
Investment, Identifier [Axis]: ArchKey Holdings Inc., First lien senior secured loan
Coupon		9.30%
Spread		4.75%
Principal		$ 18,040,900
Amortized cost		17,963,100
Fair Value		$ 18,136,700
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan
Coupon		8.83%
Spread		4.50%
Principal		$ 24,923,400
Amortized cost		24,800,200
Fair Value		$ 24,667,200
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan 1
Coupon			8.70%
Spread			3.25%
Principal			$ 3,941,200
Amortized cost			3,696,400
Fair Value	[6]		$ 3,699,100
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan 2
Coupon			8.95%
Spread			3.50%
Principal			$ 2,058,200
Amortized cost			1,912,100
Fair Value	[6]		$ 1,931,500
Investment, Identifier [Axis]: Artifact Bidco, Inc., First lien senior secured loan
Coupon		8.83%
Spread		4.50%
Principal		$ 24,848,900
Amortized cost		24,615,800
Fair Value		$ 24,848,900
Investment, Identifier [Axis]: Artivion, Inc., First lien senior secured loan
Coupon		11.09%
Spread		6.50%
Principal		$ 26,884,300
Amortized cost		26,317,800
Fair Value		$ 26,884,300
Investment, Identifier [Axis]: Artivion, Inc., First lien senior secured revolving loan
Coupon		8.59%
Spread		4.00%
Principal		$ 1,983,000
Amortized cost		1,899,600
Fair Value		$ 1,983,000
Investment, Identifier [Axis]: AssuredPartners, Inc., First lien senior secured loan
Coupon		7.86%
Spread		3.50%
Principal		$ 60,059,400
Amortized cost		60,151,100
Fair Value		$ 60,138,100
Investment, Identifier [Axis]: Asurion, LLC, First lien senior secured loan 1
Coupon			8.72%
Spread			3.25%
Principal			$ 11,461,400
Amortized cost			11,258,500
Fair Value			$ 11,423,200
Investment, Identifier [Axis]: Asurion, LLC, First lien senior secured loan 2
Coupon			9.71%
Spread			4.25%
Principal			$ 3,279,400
Amortized cost			3,153,700
Fair Value			$ 3,263,600
Investment, Identifier [Axis]: Asurion, LLC., First lien senior secured loan 1
Coupon		7.72%
Spread		3.25%
Principal		$ 26,212,800
Amortized cost		26,202,300
Fair Value		$ 26,186,000
Investment, Identifier [Axis]: Asurion, LLC., First lien senior secured loan 2
Coupon		7.72%
Spread		3.25%
Principal		$ 13,870,000
Amortized cost		13,830,000
Fair Value		$ 13,824,500
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc., First lien senior secured loan
Coupon		11.76%
Coupon, PIK		3.63%
Spread		7.25%
Principal		$ 26,848,000
Amortized cost		26,403,500
Fair Value		$ 24,968,600
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc., First lien senior secured revolving loan
Coupon		10.85%
Spread		6.50%
Principal		$ 1,032,100
Amortized cost		975,300
Fair Value		$ 791,300
Investment, Identifier [Axis]: BABSN 2023-3, Collaterized loan obligation
Coupon		11.99%
Spread		7.33%
Principal		$ 562,500
Amortized cost		577,700
Fair Value		$ 579,900
Investment, Identifier [Axis]: BALLY 2022-21, Collaterized loan obligation
Coupon		15.70%
Principal		$ 2,520,000
Amortized cost		2,406,600
Fair Value		$ 2,378,900
Investment, Identifier [Axis]: BALLY 2023-24, Collaterized loan obligation
Coupon		9.71%	10.31%
Spread		5.05%	5.05%
Principal		$ 1,500,000	$ 1,500,000
Amortized cost		1,500,000	1,500,000
Fair Value		$ 1,524,700	$ 1,522,700
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation
Coupon		11.43%
Spread		6.10%
Principal		$ 1,500,000
Amortized cost		1,500,000
Fair Value		$ 1,513,100
Investment, Identifier [Axis]: BCC 2020-1, Collaterized loan obligation
Coupon		11.78%
Spread		7.15%
Principal		$ 1,750,000
Amortized cost		1,750,000
Fair Value		$ 1,765,300
Investment, Identifier [Axis]: BCC 2023-3, Collaterized loan obligation
Coupon		9.88%	10.61%
Spread		5.25%	5.25%
Principal		$ 1,500,000	$ 1,500,000
Amortized cost		1,500,000	1,500,000
Fair Value		$ 1,533,600	$ 1,528,800
Investment, Identifier [Axis]: BCPE Empire Holdings, Inc., First lien senior secured loan
Coupon		7.86%
Spread		3.50%
Principal		$ 17,208,700
Amortized cost		17,238,800
Fair Value		$ 17,280,500
Investment, Identifier [Axis]: BCPE Pequod Buyer, Inc., First lien senior secured loan
Coupon		7.81%
Spread		3.50%
Principal		$ 30,048,000
Amortized cost		29,897,800
Fair Value		$ 30,268,000
Investment, Identifier [Axis]: BCTO Ignition Purchaser, Inc., First lien senior secured loan
Coupon		13.63%
Coupon, PIK			14.40%
Spread		9.00%	9.00%
Principal		$ 18,115,400	$ 15,967,500
Amortized cost		17,767,800	15,559,900
Fair Value		$ 18,115,400	$ 15,648,200
Investment, Identifier [Axis]: BEP Intermediate Holdco, LLC, First lien senior secured loan
Coupon		7.61%
Spread		3.25%
Principal		$ 19,259,400
Amortized cost		19,287,900
Fair Value		$ 19,367,900
Investment, Identifier [Axis]: BERRY 2024-1, Collaterized loan obligation
Coupon		12.50%
Principal		$ 5,220,000
Amortized cost		2,302,000
Fair Value		$ 2,354,600
Investment, Identifier [Axis]: BGI Purchaser, Inc., First lien senior secured loan
Coupon		9.51%
Spread		5.00%
Principal		$ 34,354,400
Amortized cost		33,916,500
Fair Value		$ 34,354,400
Investment, Identifier [Axis]: BGI Purchaser, Inc., First lien senior secured revolving loan
Coupon		8.51%
Spread		4.00%
Principal		$ 11,109,800
Amortized cost		10,959,500
Fair Value		$ 11,109,800
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc., First lien senior secured loan
Coupon		9.45%
Spread		5.00%
Principal		$ 42,205,500
Amortized cost		41,817,800
Fair Value		42,205,500
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc.,First lien senior secured revolving loan
Principal		0
Amortized cost		0
Fair Value		$ 0
Investment, Identifier [Axis]: BIFM CA Buyer Inc., First lien senior secured loan
Coupon			8.97%
Spread			3.50%
Principal			$ 2,611,300
Amortized cost			2,616,100
Fair Value			$ 2,611,700
Investment, Identifier [Axis]: BIP PipeCo Holdings LLC, First lien senior secured loan
Coupon			8.62%
Spread			3.25%
Principal			$ 3,000,000
Amortized cost			2,985,100
Fair Value	[5]		$ 2,988,800
Investment, Identifier [Axis]: BNZ TopCo B.V., Senior subordinated loan
Coupon		8.60%
Spread		5.75%
Principal		$ 11,901,200
Amortized cost		11,407,900
Fair Value		$ 11,260,400
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan
Coupon			11.46%
Spread			6.00%
Principal			$ 932,700
Amortized cost			892,000
Fair Value			$ 871,800
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan 1
Coupon		10.71%
Spread		6.25%
Principal		$ 2,698,200
Amortized cost		2,668,100
Fair Value		$ 2,698,200
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan 2
Coupon		10.99%
Spread		6.25%
Principal		$ 457,500
Amortized cost		448,100
Fair Value		$ 457,500
Investment, Identifier [Axis]: BROOKP 2024-1, Collaterized loan obligation
Coupon		11.12%
Spread		6.50%
Principal		$ 1,000,000
Amortized cost		1,000,000
Fair Value		$ 1,024,100
Investment, Identifier [Axis]: BSP 2016-9, Collaterized loan obligation
Coupon		10.52%
Spread		5.90%
Principal		$ 3,125,000
Amortized cost		3,125,000
Fair Value		$ 3,148,700
Investment, Identifier [Axis]: BSP 2018-14, Collaterized loan obligation
Coupon		10.74%
Spread		6.15%
Principal		$ 5,500,000
Amortized cost		5,500,000
Fair Value		$ 5,633,800
Investment, Identifier [Axis]: BSP 2022-28, Collaterized loan obligation
Coupon		9.96%
Spread		5.40%
Principal		$ 500,000
Amortized cost		500,000
Fair Value		$ 501,400
Investment, Identifier [Axis]: BSP 2024-34, Collaterized loan obligation
Coupon		11.33%
Spread		6.70%
Principal		$ 1,250,000
Amortized cost		1,250,000
Fair Value		$ 1,287,900
Investment, Identifier [Axis]: BSP 2024-35, Collaterized loan obligation
Coupon		10.73%
Spread		6.10%
Principal		$ 1,250,000
Amortized cost		1,250,000
Fair Value		$ 1,273,200
Investment, Identifier [Axis]: BSP 2024-37, Collaterized loan obligation
Coupon		12.50%
Principal		$ 8,430,000
Amortized cost		8,430,000
Fair Value		$ 8,430,000
Investment, Identifier [Axis]: BSP 2024-38A, Collaterized loan obligation
Coupon		9.31%
Spread		5.00%
Principal		$ 3,750,000
Amortized cost		3,750,000
Fair Value		$ 3,769,500
Investment, Identifier [Axis]: BTCP 2023-1, Collaterized loan obligation
Coupon		11.10%
Spread		6.50%
Principal		$ 6,100,000
Amortized cost		6,105,700
Fair Value		$ 6,100,000
Investment, Identifier [Axis]: BTCP 2023-1, Private asset-backed investment
Coupon			11.85%
Spread			6.50%
Principal			$ 6,100,000
Amortized cost			6,105,700
Fair Value			$ 6,100,000
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan
Coupon		8.66%
Spread		4.00%
Principal		$ 14,539,600
Amortized cost		13,359,100
Fair Value		$ 12,916,000
Investment, Identifier [Axis]: BX 2024-SLCT, Commercial mortgage-backed security
Coupon		7.84%
Spread		3.39%
Principal		$ 24,185,000
Amortized cost		24,124,500
Fair Value		$ 24,139,800
Investment, Identifier [Axis]: Badia Spices, LLC, First lien senior secured loan
Coupon		9.07%
Spread		4.50%
Principal		$ 128,571,400
Amortized cost		126,384,100
Fair Value		$ 126,321,400
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 1
Coupon		9.77%	9.95%
Spread		5.25%	6.00%
Principal		$ 14,056,400	$ 8,640,000
Amortized cost		13,724,600	8,104,800
Fair Value		$ 14,056,400	$ 8,380,800
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 2
Coupon		8.25%	11.38%
Spread		5.25%	6.00%
Principal		$ 8,303,600	$ 12,720,200
Amortized cost		8,351,500	12,326,800
Fair Value		$ 8,303,600	$ 12,283,700
Investment, Identifier [Axis]: Bamp;G Foods Inc, First lien senior secured loan
Coupon			7.86%
Spread			2.50%
Principal			$ 2,880,100
Amortized cost			2,866,500
Fair Value			$ 2,851,800
Investment, Identifier [Axis]: Barnes Group Inc., First lien senior secured loan
Coupon		7.33%
Spread		3.00%
Principal		$ 20,000,000
Amortized cost		19,950,000
Fair Value		$ 19,990,000
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan
Coupon			9.36%
Spread			4.00%
Principal			$ 4,987,500
Amortized cost			4,939,700
Fair Value			$ 4,968,800
Investment, Identifier [Axis]: Belfor Holdings, Inc., First lien senior secured loan
Coupon		8.11%	9.11%
Spread		3.75%	3.75%
Principal		$ 11,936,000	$ 16,434,200
Amortized cost		11,855,900	16,298,000
Fair Value		$ 12,055,300	$ 16,465,100	[4],[5]
Investment, Identifier [Axis]: Belron Finance US LLC, First lien senior secured loan
Coupon		7.27%
Spread		2.75%
Principal		$ 22,252,600
Amortized cost		22,244,500
Fair Value		$ 22,433,500
Investment, Identifier [Axis]: Berlin Packaging L.L.C., First lien senior secured loan
Coupon		7.83%
Spread		3.50%
Principal		$ 14,188,900
Amortized cost		14,223,300
Fair Value		$ 14,259,800
Investment, Identifier [Axis]: Bizzdesign Holding BV, First lien senior secured loan
Coupon		9.20%
Spread		6.50%
Principal		$ 2,847,500
Amortized cost		2,814,300
Fair Value		$ 2,847,500
Investment, Identifier [Axis]: Bleriot US Bidco Inc., First lien senior secured loan
Coupon		7.08%	9.61%
Spread		2.75%	4.00%
Principal		$ 4,531,900	$ 2,481,400
Amortized cost		4,539,800	2,479,100
Fair Value		$ 4,552,500	$ 2,489,400	[6]
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., Class A-1 units
Shares/Units (in shares)		113,541	100,000
Amortized cost		$ 113,500	$ 100,000
Fair Value		$ 115,200	$ 100,000
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., First lien senior secured loan
Coupon		9.07%	11.59%
Spread		4.75%	6.25%
Principal		$ 13,236,700	$ 13,370,700
Amortized cost		12,979,000	13,062,500
Fair Value		$ 13,236,700	$ 13,370,700
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan
Coupon		6.83%
Spread		2.50%
Principal		$ 22,344,000
Amortized cost		22,374,600
Fair Value		$ 22,432,500
Investment, Identifier [Axis]: Boxer Parent Company Inc., First lien senior secured loan
Coupon			9.61%
Spread			4.25%
Principal			$ 9,157,300
Amortized cost			9,132,100
Fair Value			$ 9,210,000
Investment, Identifier [Axis]: Bracket Intermediate Holding Corp., First lien senior secured loan
Coupon		8.58%	10.45%
Spread		4.25%	5.00%
Principal		$ 33,483,700	$ 11,316,400
Amortized cost		33,419,100	11,129,900
Fair Value		$ 33,734,800	$ 11,299,900
Investment, Identifier [Axis]: BradyIFS Holdings, LLC, First lien senior secured loan
Coupon			11.38%
Spread			6.00%
Principal			$ 30,083,700
Amortized cost			29,483,100
Fair Value			$ 29,433,400
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan 1
Coupon		9.52%
Spread		5.00%
Principal		$ 31,287,100
Amortized cost		30,800,200
Fair Value		$ 31,287,100
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan 2
Coupon		9.40%
Spread		5.00%
Principal		$ 198,000
Amortized cost		190,600
Fair Value		$ 198,000
Investment, Identifier [Axis]: Broadcast Music, Inc., First lien senior secured loan
Coupon		10.39%
Spread		5.75%
Principal		$ 29,467,300
Amortized cost		28,840,900
Fair Value		$ 29,467,300
Investment, Identifier [Axis]: Broadstreet Partners, Inc., First lien senior secured loan
Coupon		7.36%	9.10%
Spread		3.00%	3.75%
Principal		$ 31,911,900	$ 13,637,800
Amortized cost		31,916,400	13,579,900
Fair Value		$ 31,990,100	$ 13,659,100
Investment, Identifier [Axis]: Brookfield WEC Holdings Inc., First lien senior secured loan 1
Coupon			9.11%
Spread			3.75%
Principal			$ 2,806,500
Amortized cost			2,806,500
Fair Value	[6]		$ 2,813,600
Investment, Identifier [Axis]: Brookfield WEC Holdings Inc., First lien senior secured loan 2
Coupon			8.22%
Spread			2.75%
Principal			$ 13,366,900
Amortized cost			13,338,300
Fair Value	[6]		$ 13,392,600
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan
Coupon		6.90%
Spread		2.50%
Principal		$ 31,415,900
Amortized cost		31,413,500
Fair Value		$ 31,502,200
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 1
Coupon			9.13%
Spread			3.75%
Principal			$ 5,942,200
Amortized cost			5,936,300
Fair Value	[6]		$ 5,957,100
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 2
Coupon			8.21%
Spread			2.75%
Principal			$ 1,989,100
Amortized cost			1,986,700
Fair Value	[6]		$ 1,989,800
Investment, Identifier [Axis]: Bulldog Purchaser Inc., First lien senior secured loan 1
Coupon		8.58%
Spread		4.25%
Principal		$ 6,583,500
Amortized cost		6,552,400
Fair Value		$ 6,621,900
Investment, Identifier [Axis]: Bulldog Purchaser Inc., First lien senior secured loan 2
Coupon		8.34%
Spread		3.75%
Principal		$ 1,025,000
Amortized cost		1,025,000
Fair Value		$ 1,031,000
Investment, Identifier [Axis]: Bumble Bidco Limited, First lien senior secured loan
Coupon		11.49%
Spread		6.75%
Principal		$ 6,645,700
Amortized cost		6,669,100
Fair Value		$ 6,645,700
Investment, Identifier [Axis]: Burgess Point Purchaser Corporation, First lien senior secured loan
Coupon		9.68%	10.71%
Spread		5.25%	5.25%
Principal		$ 69,797,600	$ 34,850,000
Amortized cost		66,868,400	32,837,900
Fair Value		$ 61,814,900	$ 32,795,300	[6]
Investment, Identifier [Axis]: CAVU 2021-1, Collaterized loan obligation
Coupon		11.63%
Spread		7.00%
Principal		$ 1,000,000
Amortized cost		1,000,000
Fair Value		$ 1,006,300
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P., First lien senior secured loan
Coupon		12.50%
Spread		8.00%
Principal		$ 7,700,000
Amortized cost		7,320,300
Fair Value		$ 7,315,000
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P., Series A-2 preferred shares
Shares/Units (in shares)		1,200,000
Amortized cost		$ 1,200,000
Fair Value		$ 1,200,000
Investment, Identifier [Axis]: CCC Intelligent Solutions Inc., First lien senior secured loan
Coupon		6.72%	7.72%
Spread		2.25%	2.25%
Principal		$ 10,929,300	$ 3,816,600
Amortized cost		10,940,000	3,817,700
Fair Value		$ 10,960,600	$ 3,814,300
Investment, Identifier [Axis]: CEDF 2021-14, Collaterized loan obligation
Coupon		15.40%
Principal		$ 1,840,000
Amortized cost		995,900
Fair Value		$ 975,200
Investment, Identifier [Axis]: CFC Funding LLC, Loan instrument units
Coupon, PIK		9.75%
Shares/Units (in shares)		5,300	5,300
Amortized cost		$ 5,565,500	$ 5,035,300
Fair Value		$ 5,829,300	$ 5,141,000
Investment, Identifier [Axis]: CGMS 2019-2, Collaterized loan obligation
Coupon		11.83%
Spread		7.00%
Principal		$ 4,387,500
Amortized cost		4,387,500
Fair Value		$ 4,526,600
Investment, Identifier [Axis]: CGMS 2022-2, Collaterized loan obligation
Coupon		11.51%
Spread		6.95%
Principal		$ 2,850,000
Amortized cost		2,850,000
Fair Value		$ 2,913,000
Investment, Identifier [Axis]: CGMS 2022-5, Collaterized loan obligation
Coupon		12.20%
Spread		7.10%
Principal		$ 4,190,000
Amortized cost		4,190,000
Fair Value		$ 4,321,100
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation
Coupon		9.72%	10.45%
Spread		5.10%	5.10%
Principal		$ 1,250,000	$ 1,250,000
Amortized cost		1,250,000	1,250,000
Fair Value		$ 1,271,500	$ 1,275,700
Investment, Identifier [Axis]: CGMS 2023-2, Collaterized loan obligation
Coupon		9.62%	10.26%
Spread		5.00%	5.00%
Principal		$ 2,000,000	$ 2,000,000
Amortized cost		2,000,000	2,000,000
Fair Value		$ 2,044,500	$ 2,030,000
Investment, Identifier [Axis]: CGMS 2024-1, Collaterized loan obligation
Coupon		11.58%
Spread		6.92%
Principal		$ 1,096,000
Amortized cost		1,119,300
Fair Value		$ 1,126,800
Investment, Identifier [Axis]: CGMS 2024-2, Collaterized loan obligation
Coupon		11.48%
Spread		6.85%
Principal		$ 1,500,000
Amortized cost		1,500,000
Fair Value		$ 1,544,100
Investment, Identifier [Axis]: CGMS 2024-3, Collaterized loan obligation
Coupon		11.70%
Spread		6.40%
Principal		$ 2,600,000
Amortized cost		2,600,000
Fair Value		$ 2,680,900
Investment, Identifier [Axis]: CGMS 2024-5, Collaterized loan obligation 1
Coupon		12.60%
Principal		$ 2,700,000
Amortized cost		2,409,800
Fair Value		$ 2,487,900
Investment, Identifier [Axis]: CGMS 2024-5, Collaterized loan obligation 2
Coupon		10.20%
Spread		5.65%
Principal		$ 1,500,000
Amortized cost		1,500,000
Fair Value		$ 1,537,600
Investment, Identifier [Axis]: CIFC 2018-1, Collaterized loan obligation
Coupon		9.72%
Spread		5.25%
Principal		$ 830,000
Amortized cost		830,000
Fair Value		$ 834,000
Investment, Identifier [Axis]: CIFC 2020-4, Collaterized loan obligation
Coupon		9.33%
Spread		4.90%
Principal		$ 5,500,000
Amortized cost		5,500,000
Fair Value		$ 5,528,600
Investment, Identifier [Axis]: CIFC 2021-1, Collaterized loan obligation
Coupon		10.63%
Spread		6.00%
Principal		$ 1,820,000
Amortized cost		1,820,000
Fair Value		$ 1,853,000
Investment, Identifier [Axis]: CIFC 2021-4, Collaterized loan obligation
Coupon		11.37%
Spread		6.20%
Principal		$ 1,000,000
Amortized cost		1,000,600
Fair Value		$ 1,027,600
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation
Coupon		9.41%
Spread		5.10%
Principal		$ 3,500,000
Amortized cost		3,500,000
Fair Value		$ 3,517,500
Investment, Identifier [Axis]: CIFC 2022-5, Collaterized loan obligation
Coupon		8.55%
Spread		3.90%
Principal		$ 6,000,000
Amortized cost		6,000,000
Fair Value		$ 6,132,800
Investment, Identifier [Axis]: CIFC 2022-6, Collaterized loan obligation
Coupon		10.36%
Spread		5.75%
Principal		$ 437,500
Amortized cost		437,500
Fair Value		$ 447,900
Investment, Identifier [Axis]: CIFC 2022-7, Collaterized loan obligation
Coupon		9.91%
Spread		5.35%
Principal		$ 687,500
Amortized cost		687,500
Fair Value		$ 689,500
Investment, Identifier [Axis]: CIFC 2024-1, Collaterized loan obligation
Coupon		11.23%
Spread		6.60%
Principal		$ 375,000
Amortized cost		384,300
Fair Value		$ 386,000
Investment, Identifier [Axis]: CIFC 2024-2, Collaterized loan obligation
Coupon		11.03%
Spread		6.40%
Principal		$ 2,000,000
Amortized cost		2,000,000
Fair Value		$ 2,057,600
Investment, Identifier [Axis]: CIFC 2024-4, Collaterized loan obligation
Coupon		12.70%
Principal		$ 2,600,000
Amortized cost		2,373,100
Fair Value		$ 2,511,000
Investment, Identifier [Axis]: CIFC 2024-5, Collaterized loan obligation
Coupon		9.48%
Spread		5.15%
Principal		$ 4,000,000
Amortized cost		4,000,000
Fair Value		$ 4,020,800
Investment, Identifier [Axis]: CNT Holdings I Corp, First lien senior secured loan
Coupon		8.09%	8.93%
Spread		3.50%	3.50%
Principal		$ 49,463,400	$ 8,945,500
Amortized cost		49,486,700	8,874,400
Fair Value		$ 49,727,500	$ 8,955,400
Investment, Identifier [Axis]: CP Atlas Buyer Inc, First lien senior secured loan
Coupon		8.21%
Spread		3.75%
Principal		$ 6,085,100
Amortized cost		5,961,600
Fair Value		$ 5,918,400
Investment, Identifier [Axis]: CPI Holdco B, LLC, First lien senior secured loan 1
Coupon		6.78%
Spread		2.25%
Principal		$ 29,210,000
Amortized cost		29,099,500
Fair Value		$ 29,173,500
Investment, Identifier [Axis]: CPI Holdco B, LLC, First lien senior secured loan 2
Coupon		6.36%
Spread		2.00%
Principal		$ 5,298,500
Amortized cost		5,256,700
Fair Value		$ 5,283,400
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured loan
Coupon		11.69%	12.49%
Spread		7.00%	7.00%
Principal		$ 14,812,500	$ 14,962,500
Amortized cost		14,517,400	14,574,600
Fair Value		$ 14,812,500	$ 14,962,500	[6]
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured revolving loan
Coupon		9.44%	10.24%
Spread		4.75%	4.75%
Principal		$ 500	$ 500
Amortized cost		500	500
Fair Value		$ 500	$ 500	[6]
Investment, Identifier [Axis]: CPPIB OVM Member U.S. LLC, First lien senior secured loan
Coupon		7.58%
Spread		3.25%
Principal		$ 11,213,900
Amortized cost		11,168,500
Fair Value		$ 11,284,000
Investment, Identifier [Axis]: CPTPK 2024-1, Collaterized loan obligation
Coupon		10.62%
Spread		6.00%
Principal		$ 1,400,000
Amortized cost		1,400,000
Fair Value		$ 1,442,200
Investment, Identifier [Axis]: CQP Holdco L.P., First lien senior secured loan
Coupon		6.33%
Spread		2.00%
Principal		$ 5,000,000
Amortized cost		5,021,900
Fair Value		$ 5,005,000
Investment, Identifier [Axis]: CWC Fund I Co-Invest (ALTI) LP, Limited partnership interests
Shares/Units (in shares)		6,653,000
Amortized cost		$ 6,673,600
Fair Value		$ 7,171,900
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan
Coupon			8.71%
Spread			3.25%
Principal			$ 8,465,300
Amortized cost			8,453,600
Fair Value	[4],[5]		$ 8,477,200
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan 1
Coupon		6.61%
Spread		2.25%
Principal		$ 8,102,500
Amortized cost		8,094,200
Fair Value		$ 8,099,100
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan 2
Coupon		6.61%
Spread		2.25%
Principal		$ 7,700,300
Amortized cost		7,685,000
Fair Value		$ 7,702,700
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan
Coupon		6.12%
Spread		1.75%
Principal		$ 6,000,000
Amortized cost		5,977,500
Fair Value		$ 5,974,800
Investment, Identifier [Axis]: Cambrex Corporation, First lien senior secured loan
Coupon		7.96%	8.96%
Spread		3.50%	3.50%
Principal		$ 44,884,900	$ 7,426,200
Amortized cost		44,786,600	7,417,200
Fair Value		$ 44,820,700	$ 7,257,300
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 1
Coupon		10.56%
Spread		7.50%
Principal		$ 678,900
Amortized cost		695,000
Fair Value		$ 680,000
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 2
Coupon		5.71%
Spread		2.65%
Principal		$ 678,900
Amortized cost		695,000
Fair Value		$ 680,000
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 3
Coupon		12.32%
Spread		7.50%
Principal		$ 43,900
Amortized cost		44,900
Fair Value		$ 43,900
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 4
Coupon		7.47%
Spread		2.65%
Principal		$ 43,900
Amortized cost		44,900
Fair Value		$ 43,900
Investment, Identifier [Axis]: Cast amp; Crew LLC, First lien senior secured loan
Coupon		8.11%
Spread		3.75%
Principal		$ 9,974,300
Amortized cost		9,721,800
Fair Value		$ 9,651,700
Investment, Identifier [Axis]: Catalent Pharma Solutions, Inc., First lien senior secured loan
Coupon			8.36%
Spread			3.00%
Principal			$ 8,000,000
Amortized cost			7,940,400
Fair Value			$ 8,000,000
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan
Coupon		9.70%
Spread		5.00%
Principal		$ 4,137,900
Amortized cost		4,129,700
Fair Value		$ 4,137,900
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., First lien senior secured loan
Coupon		10.63%
Coupon, PIK		3.50%
Spread		6.25%
Principal		$ 38,765,900
Amortized cost		37,933,800
Fair Value		38,765,900
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., First lien senior secured revolving loan
Principal		0
Amortized cost		0
Fair Value		$ 0
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., Series A preferred stock
Coupon, PIK		15.00%
Shares/Units (in shares)		22,759
Amortized cost		$ 24,610,900
Fair Value		$ 25,293,700
Investment, Identifier [Axis]: Century De Buyer LLC, First lien senior secured loan
Coupon		7.90%
Spread		3.50%
Principal		$ 23,635,700
Amortized cost		23,652,800
Fair Value		$ 23,813,000
Investment, Identifier [Axis]: Cezanne Bidco , First lien senior secured loan
Coupon		9.18%
Spread		6.50%
Principal		$ 10,723,400
Amortized cost		10,810,300
Fair Value		$ 10,723,400
Investment, Identifier [Axis]: Charlotte Buyer, Inc., First lien senior secured loan
Coupon		9.14%
Spread		4.75%
Principal		$ 17,456,200
Amortized cost		17,467,700
Fair Value		$ 17,547,900
Investment, Identifier [Axis]: Chart Industries, Inc., First lien senior secured loan
Coupon		7.09%	8.69%
Spread		2.50%	3.25%
Principal		$ 6,416,100	$ 13,277,400
Amortized cost		6,397,200	13,227,600
Fair Value		$ 6,434,900	$ 13,288,400	[6]
Investment, Identifier [Axis]: Charter Communications Operating, LLC, First lien senior secured loan
Coupon		6.78%
Spread		2.25%
Principal		$ 24,212,500
Amortized cost		24,152,200
Fair Value		$ 24,141,800
Investment, Identifier [Axis]: Charter Next Generation, Inc., First lien senior secured loan
Coupon		7.53%	9.22%
Spread		3.00%	3.75%
Principal		$ 46,917,400	$ 11,200,400
Amortized cost		46,988,800	11,163,900
Fair Value		$ 47,125,200	$ 11,239,000
Investment, Identifier [Axis]: Chillaton Bidco Limited, First lien senior secured loan
Coupon		11.22%
Spread		6.50%
Principal		$ 5,089,100
Amortized cost		4,930,600
Fair Value		$ 5,089,100
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 1
Coupon		7.72%	9.11%
Spread		3.25%	3.75%
Principal		$ 9,063,800	$ 6,500,000
Amortized cost		9,077,900	6,467,600
Fair Value		$ 9,127,200	$ 6,505,400
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 2
Coupon		8.11%	8.97%
Spread		3.75%	3.50%
Principal		$ 8,803,400	$ 6,379,100
Amortized cost		8,801,400	6,376,900
Fair Value		$ 8,866,700	$ 6,382,300
Investment, Identifier [Axis]: Citco Funding LLC, First lien senior secured loan
Coupon			8.64%
Spread			3.25%
Principal			$ 7,980,000
Amortized cost			7,956,000
Fair Value			$ 8,000,000
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, Class A units
Coupon			8.00%
Coupon, PIK		8.00%
Shares/Units (in shares)		120,151	100,000
Amortized cost		$ 131,800	$ 102,000
Fair Value		$ 131,000	$ 110,100
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, First lien senior secured loan
Coupon		10.48%	11.46%
Spread		6.00%	6.00%
Principal		$ 2,767,200	$ 1,993,700
Amortized cost		2,716,000	1,946,600
Fair Value		$ 2,767,200	$ 1,943,800
Investment, Identifier [Axis]: Clarios Global LP, First lien senior secured loan
Coupon		6.86%	9.11%
Spread		2.50%	3.75%
Principal		$ 12,643,000	$ 6,733,100
Amortized cost		12,637,200	6,712,600
Fair Value		$ 12,681,000	$ 6,741,500
Investment, Identifier [Axis]: Clean Harbors, Inc., First lien senior secured loan
Coupon			7.22%
Spread			1.75%
Principal			$ 997,500
Amortized cost			997,500
Fair Value			$ 998,900
Investment, Identifier [Axis]: Cliffwater LLC , First lien senior secured loan
Coupon		8.86%
Spread		4.50%
Principal		$ 10,946,700
Amortized cost		10,764,500
Fair Value		$ 10,946,700
Investment, Identifier [Axis]: Cliffwater LLC, First lien senior secured loan
Coupon			11.36%
Spread			6.00%
Principal			$ 11,029,400
Amortized cost			10,813,900
Fair Value			$ 10,808,800
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 1
Coupon		7.83%	9.95%
Spread		3.50%	4.50%
Principal		$ 55,291,900	$ 31,676,700
Amortized cost		54,057,900	30,255,700
Fair Value		$ 55,411,400	$ 30,820,500
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 2
Coupon		8.08%	9.99%
Spread		3.75%	4.50%
Principal		$ 54,517,200	$ 6,613,400
Amortized cost		54,415,500	6,255,000
Fair Value		$ 54,633,900	$ 6,447,300
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 3
Coupon		8.25%
Principal		$ 100,000
Amortized cost		100,000
Fair Value		$ 103,100
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., Second lien senior secured notes
Coupon		9.00%	9.00%
Principal		$ 13,100,000	$ 100,000
Amortized cost		13,100,000	80,500
Fair Value		$ 13,300,300	$ 95,300
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan
Coupon		9.59%
Spread		5.00%
Principal		$ 42,975,200
Amortized cost		43,130,400
Fair Value		$ 43,047,000
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan 1
Coupon			10.61%
Spread			5.00%
Principal			$ 2,710,500
Amortized cost			2,599,600
Fair Value	[4],[5]		$ 2,607,200
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan 2
Coupon			8.18%
Spread			2.75%
Principal			$ 1,542,500
Amortized cost			1,523,200
Fair Value	[4],[5]		$ 1,480,800
Investment, Identifier [Axis]: Collision SP Subco, LLC, First lien senior secured loan
Coupon		10.09%
Spread		5.50%
Principal		$ 4,592,600
Amortized cost		4,515,000
Fair Value		$ 4,592,600
Investment, Identifier [Axis]: Collision SP Subco, LLC, First lien senior secured revolving loan
Coupon		10.09%
Spread		5.50%
Principal		$ 52,900
Amortized cost		46,800
Fair Value		$ 52,900
Investment, Identifier [Axis]: Confluent Medical Technologies, Inc., First lien senior secured loan
Coupon		7.85%	9.10%
Spread		3.25%	3.75%
Principal		$ 30,478,600	$ 4,608,200
Amortized cost		30,517,400	4,543,400
Fair Value		$ 30,592,900	$ 4,596,700
Investment, Identifier [Axis]: ConnectWise, LLC, First lien senior secured loan
Coupon		8.09%
Spread		3.50%
Principal		$ 46,401,400
Amortized cost		46,406,000
Fair Value		$ 46,643,200
Investment, Identifier [Axis]: Conservice Midco, LLC, First lien senior secured loan
Coupon		7.86%	9.71%
Spread		3.50%	4.25%
Principal		$ 36,118,300	$ 3,989,700
Amortized cost		36,128,400	3,958,300
Fair Value		$ 36,344,000	$ 3,991,400
Investment, Identifier [Axis]: Conservice Midco, LLC, Second lien senior secured loan
Coupon		9.61%
Spread		5.25%
Principal		$ 17,234,200
Amortized cost		17,234,200
Fair Value		$ 17,234,200
Investment, Identifier [Axis]: Constellation Wealth Capital Fund, L.P., Limited partner interests
Shares/Units (in shares)		1,935,706
Amortized cost		$ 1,764,700
Fair Value		$ 1,834,100
Investment, Identifier [Axis]: Corient Holdings, Inc., Series A preferred stock
Shares/Units (in shares)		15,000	15,000
Amortized cost		$ 15,000,000	$ 15,000,000
Fair Value		$ 22,832,900	$ 16,424,000
Investment, Identifier [Axis]: Corporation Service Company, First lien senior secured loan
Coupon		6.86%	8.71%
Spread		2.50%	3.25%
Principal		$ 6,013,700	$ 6,838,500
Amortized cost		6,015,200	6,840,400
Fair Value		$ 6,040,100	$ 6,847,000
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated, First lien senior secured loan
Coupon		10.09%	12.86%
Spread		5.50%	7.50%
Principal		$ 4,567,200	$ 4,590,200
Amortized cost		4,483,000	4,489,100
Fair Value		$ 4,567,200	$ 4,590,200
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L., First lien senior secured loan
Coupon		10.09%
Spread		5.50%
Principal		$ 3,267,100
Amortized cost		3,202,700
Fair Value		$ 3,201,700
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L., First lien senior secured loan 1
Coupon		8.28%
Spread		5.50%
Principal		$ 9,190,100
Amortized cost		9,189,400
Fair Value		$ 9,006,300
Investment, Identifier [Axis]: Creative Artists Agency, LLC, First lien senior secured loan
Coupon		7.11%	8.86%
Spread		2.75%	3.50%
Principal		$ 40,561,500	$ 13,374,900
Amortized cost		40,599,000	13,361,200
Fair Value		$ 40,708,000	$ 13,420,100
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P., First lien senior secured loan
Coupon		9.63%
Spread		5.25%
Principal		$ 123,825,200
Amortized cost		121,670,100
Fair Value		$ 121,658,200
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P., Limited partnership interest
Shares/Units (in shares)		4,209,000
Amortized cost		$ 4,209,000
Fair Value		4,209,000
Investment, Identifier [Axis]: CreekParentInc.AndCreekFeederL.P.Member
Amortized cost		125,879,100
Fair Value		$ 125,867,200
Investment, Identifier [Axis]: Cross Financial Corp., First lien senior secured loan
Coupon		7.61%	9.47%
Spread		3.25%	4.00%
Principal		$ 9,660,500	$ 5,116,700
Amortized cost		9,643,000	5,103,700
Fair Value		$ 9,708,800	$ 5,116,700
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP, First lien senior secured loan
Coupon			12.10%
Spread			6.75%
Principal			$ 13,908,800
Amortized cost			13,548,700
Fair Value			$ 13,769,700
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP, First lien senior secured revolving loan
Coupon			12.10%
Spread			6.75%
Principal			$ 211,300
Amortized cost			184,300
Fair Value			$ 182,200
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP, Limited partnership interest
Coupon, PIK			8.00%
Shares/Units (in shares)			100,000
Amortized cost			$ 102,500
Fair Value			$ 96,700
Investment, Identifier [Axis]: Crown Equipment Corporation, First lien senior secured loan
Coupon		6.94%
Spread		2.50%
Principal		$ 7,125,000
Amortized cost		7,090,300
Fair Value		$ 7,160,600
Investment, Identifier [Axis]: Cube Industrials Buyer, Inc. and Cube Aamp;D Buyer Inc., First lien senior secured loan
Coupon		8.13%	11.40%
Spread		3.50%	6.00%
Principal		$ 19,425,000	$ 22,413,800
Amortized cost		19,395,700	21,868,100
Fair Value		$ 19,522,100	$ 21,853,400	[6]
Investment, Identifier [Axis]: Curia Global, INC., First lien senior secured loan
Coupon		8.44%
Spread		3.75%
Principal		$ 31,955,500
Amortized cost		30,699,000
Fair Value		$ 30,444,300
Investment, Identifier [Axis]: Curium BidCo S.a r.l., First lien senior secured loan
Coupon		7.96%	9.85%
Spread		3.50%	4.50%
Principal		$ 18,316,800	$ 8,923,500
Amortized cost		18,350,000	8,913,800
Fair Value		$ 18,488,600	$ 8,906,800
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, First lien senior secured loan
Coupon		9.67%
Spread		5.25%
Principal		$ 39,590,100
Amortized cost		38,903,900
Fair Value		$ 39,590,100
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, Limited partnership interests
Shares/Units (in shares)		3,417,348
Amortized cost		$ 3,417,300
Fair Value		$ 4,589,500
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC, First lien senior secured loan
Coupon			10.87%
Spread			5.50%
Principal			$ 20,789,100
Amortized cost			20,375,300
Fair Value			$ 20,373,300
Investment, Identifier [Axis]: DP Flores Holdings, LLC, First lien senior secured loan
Coupon		10.83%
Coupon, PIK		3.00%
Spread		6.50%
Principal		$ 53,111,400
Amortized cost		52,050,200
Fair Value		$ 52,049,100
Investment, Identifier [Axis]: DRSLF 2022-104, Collaterized loan obligation
Coupon		11.92%
Spread		7.40%
Principal		$ 5,756,000
Amortized cost		5,756,000
Fair Value		$ 5,815,100
Investment, Identifier [Axis]: Da Vinci Purchaser Corp., First lien senior secured loan
Coupon		7.86%	9.47%
Spread		3.50%	4.00%
Principal		$ 52,268,600	$ 8,930,200
Amortized cost		52,314,800	8,828,500
Fair Value		$ 52,436,400	$ 8,938,600
Investment, Identifier [Axis]: Databricks, Inc., First lien senior secured loan
Coupon		8.81%
Spread		4.50%
Principal		$ 3,278,700
Amortized cost		3,262,300
Fair Value		$ 3,262,300
Investment, Identifier [Axis]: Davidson Hotel Company LLC, First lien senior secured loan
Coupon		9.36%
Spread		5.00%
Principal		$ 6,922,400
Amortized cost		6,821,000
Fair Value		$ 6,818,600
Investment, Identifier [Axis]: Davidson Hotel Company LLC, First lien senior secured revolving loan
Coupon		9.36%
Spread		5.00%
Principal		$ 593,200
Amortized cost		575,900
Fair Value		$ 575,400
Investment, Identifier [Axis]: Delta 2 (Lux) Sarl, First lien senior secured loan 2
Coupon		6.60%
Spread		2.00%
Principal		$ 10,336,200
Amortized cost		10,336,200
Fair Value		$ 10,351,700
Investment, Identifier [Axis]: Delta 2 (Lux) Sarl, First lien senior secured loan 3
Coupon		6.33%
Spread		2.00%
Principal		$ 5,168,100
Amortized cost		5,168,100
Fair Value		$ 5,175,800
Investment, Identifier [Axis]: Delta Topco, Inc., First lien senior secured loan
Coupon			9.12%
Spread			3.75%
Principal			$ 4,896,100
Amortized cost			4,877,200
Fair Value			$ 4,883,800
Investment, Identifier [Axis]: Demakes Borrower, LLC, First lien senior secured loan
Coupon		10.45%	11.60%
Spread		6.00%	6.25%
Principal		$ 11,590,200	$ 11,707,300
Amortized cost		11,350,600	11,417,300
Fair Value		$ 11,590,200	$ 11,414,600
Investment, Identifier [Axis]: Derby Buyer LLC, First lien senior secured loan
Coupon			9.59%
Spread			4.25%
Principal			$ 6,445,000
Amortized cost			6,350,100
Fair Value			$ 6,445,000
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC, First lien senior secured loan
Coupon		9.59%
Spread		5.00%
Principal		$ 56,250,000
Amortized cost		55,699,500
Fair Value		$ 55,687,500
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC, First lien senior secured revolving loan
Coupon		11.50%
Spread		4.00%
Principal		$ 3,750,000
Amortized cost		3,713,600
Fair Value		$ 3,712,500
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured loan
Coupon		10.09%
Spread		5.00%
Principal		$ 20,988,500
Amortized cost		20,848,000
Fair Value		20,988,500
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured revolving loan
Principal		0
Amortized cost		0
Fair Value		$ 0
Investment, Identifier [Axis]: Dorado Bidco, Inc., First lien senior secured loan
Coupon		9.08%
Spread		4.50%
Principal		$ 6,100,900
Amortized cost		6,042,600
Fair Value		6,039,900
Investment, Identifier [Axis]: Dorado Bidco, Inc., First lien senior secured revolving loan
Principal		0
Amortized cost		0
Fair Value		$ 0
Investment, Identifier [Axis]: DriveCentric Holdings, LLC, First lien senior secured loan
Coupon		9.27%
Spread		4.75%
Principal		$ 16,646,000
Amortized cost		16,488,600
Fair Value		$ 16,479,600
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP, Class A-2 common units
Shares/Units (in shares)		2,662,000
Amortized cost		$ 2,662,000
Fair Value		$ 4,078,200
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP, First lien senior secured loan
Coupon		9.36%
Spread		5.00%
Principal		$ 26,083,200
Amortized cost		25,815,100
Fair Value		$ 25,801,500
Investment, Identifier [Axis]: Dun amp; Bradstreet Corporation, First lien senior secured loan
Coupon		6.59%
Spread		2.25%
Principal		$ 44,817,500
Amortized cost		44,950,900
Fair Value		$ 44,825,600
Investment, Identifier [Axis]: Dun amp; Bradstreet Corporation, The, First lien senior secured loan
Coupon			8.21%
Spread			2.75%
Principal			$ 19,419,100
Amortized cost			19,417,700
Fair Value			$ 19,446,500
Investment, Identifier [Axis]: Dundee Eros, LP, Limited partnership interest
Shares/Units (in shares)		4,283,000
Amortized cost		$ 4,283,000
Fair Value		$ 4,283,000
Investment, Identifier [Axis]: Duraserv LLC, First lien senior secured loan
Coupon		8.90%
Spread		4.50%
Principal		$ 26,781,100
Amortized cost		26,534,400
Fair Value		$ 26,781,100
Investment, Identifier [Axis]: Dynamo US Bidco Inc., First lien senior secured loan
Coupon		8.26%
Spread		4.00%
Principal		$ 16,698,900
Amortized cost		16,687,500
Fair Value		$ 16,845,000
Investment, Identifier [Axis]: Dynasty Acquisition Co., Inc., First lien senior secured loan
Coupon		6.61%	9.36%
Spread		2.25%	4.00%
Principal		$ 20,185,000	$ 12,037,800
Amortized cost		20,160,000	11,907,700
Fair Value		$ 20,260,700	$ 12,061,800	[6]
Investment, Identifier [Axis]: ECi Macola/MAX Holding, LLC, First lien senior secured loan
Coupon		7.58%
Spread		3.25%
Principal		$ 13,310,600
Amortized cost		13,357,900
Fair Value		$ 13,424,300
Investment, Identifier [Axis]: EFS Cogen Holdings I LLC, First lien senior secured loan
Coupon		8.11%
Spread		3.50%
Principal		$ 5,970,000
Amortized cost		5,941,100
Fair Value		$ 5,987,400
Investment, Identifier [Axis]: ELM12 2021-5, Collaterized loan obligation
Coupon		10.47%
Spread		5.90%
Principal		$ 1,475,000
Amortized cost		1,475,000
Fair Value		$ 1,509,600
Investment, Identifier [Axis]: ELM24 2023-3, Collaterized loan obligation
Coupon		9.55%
Spread		5.10%
Principal		$ 2,000,000
Amortized cost		2,000,000
Fair Value		$ 2,009,700
Investment, Identifier [Axis]: ELM27 2024-3, Collaterized loan obligation
Coupon		10.88%
Spread		6.25%
Principal		$ 2,000,000
Amortized cost		2,000,000
Fair Value		$ 2,050,500
Investment, Identifier [Axis]: ELM29 2024-5, Collaterized loan obligation
Coupon		11.02%
Spread		6.40%
Principal		$ 3,500,000
Amortized cost		3,519,700
Fair Value		$ 3,615,400
Investment, Identifier [Axis]: ELM30 2024-6, Collaterized loan obligation
Coupon		10.55%
Spread		5.25%
Principal		$ 1,250,000
Amortized cost		1,268,800
Fair Value		$ 1,272,100
Investment, Identifier [Axis]: ELM32 2024-8, Collaterized loan obligation
Coupon		12.42%
Principal		$ 2,520,000
Amortized cost		2,268,000
Fair Value		$ 2,340,800
Investment, Identifier [Axis]: ELM35 2024-11, Collaterized loan obligation
Coupon		11.20%
Principal		$ 1,740,000
Amortized cost		1,581,700
Fair Value		$ 1,505,400
Investment, Identifier [Axis]: ELM37 2024-13, Collaterized loan obligation
Coupon		9.11%
Spread		4.75%
Principal		$ 3,000,000
Amortized cost		3,000,000
Fair Value		$ 3,015,000
Investment, Identifier [Axis]: ELMW1 2019-1, Collaterized loan obligation
Coupon		8.37%
Spread		3.75%
Principal		$ 6,000,000
Amortized cost		6,000,000
Fair Value		$ 6,126,500
Investment, Identifier [Axis]: ELMW4 2020-1, Collaterized loan obligation
Coupon		10.78%
Spread		6.15%
Principal		$ 2,514,000
Amortized cost		2,539,100
Fair Value		$ 2,593,100
Investment, Identifier [Axis]: ELMW8 2021-1, Collaterized loan obligation
Coupon		10.87%
Spread		6.25%
Principal		$ 5,028,000
Amortized cost		5,086,900
Fair Value		$ 5,137,600
Investment, Identifier [Axis]: Eagle Parent Corp., First lien senior secured loan
Coupon		8.58%
Spread		4.25%
Principal		$ 8,689,700
Amortized cost		8,584,000
Fair Value		$ 8,509,100
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured loan
Coupon		9.86%	10.87%
Spread		5.50%	5.50%
Principal		$ 25,987,500	$ 26,250,000
Amortized cost		25,563,500	25,735,800
Fair Value		$ 25,987,500	$ 25,725,000
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured revolving loan
Coupon		12.00%	10.87%
Spread		4.50%	5.50%
Principal		$ 2,704,500	$ 159,100
Amortized cost		2,639,900	81,200
Fair Value		$ 2,704,500	$ 79,500
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., Class A common units
Shares/Units (in shares)		261
Amortized cost		$ 261,000
Fair Value		$ 261,000
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., First lien senior secured loan
Coupon		9.26%
Spread		4.75%
Principal		$ 116,367,500
Amortized cost		115,257,000
Fair Value		$ 115,203,800
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., Preferred units
Coupon, PIK		12.50%
Shares/Units (in shares)		304
Amortized cost		$ 3,098,900
Fair Value		$ 3,096,500
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured loan
Coupon		9.33%
Spread		5.00%
Principal		$ 3,122,900
Amortized cost		3,068,000
Fair Value		$ 3,122,900
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured revolving loan
Coupon		8.33%
Spread		4.00%
Principal		$ 301,400
Amortized cost		296,300
Fair Value		$ 301,400
Investment, Identifier [Axis]: Electron Bidco Inc., First lien senior secured loan
Coupon		7.11%	8.47%
Spread		2.75%	3.00%
Principal		$ 41,900,700	$ 10,480,700
Amortized cost		41,878,600	10,408,700
Fair Value		$ 42,021,300	$ 10,495,200
Investment, Identifier [Axis]: Element Solutions Inc (Macdermid, Incorporated), First lien senior secured loan
Coupon			7.36%
Spread			2.00%
Principal			$ 2,000,000
Amortized cost			1,995,000
Fair Value			$ 2,005,000
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan
Coupon			8.36%
Spread			3.00%
Principal			$ 19,481,200
Amortized cost			19,457,500
Fair Value			$ 19,537,300
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan 1
Coupon		6.93%
Spread		2.50%
Principal		$ 21,926,500
Amortized cost		21,908,100
Fair Value		$ 21,991,200
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan 2
Coupon		6.83%
Spread		2.50%
Principal		$ 20,493,600
Amortized cost		20,455,200
Fair Value		$ 20,553,500
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan
Coupon		8.86%
Spread		4.50%
Principal		$ 12,233,100
Amortized cost		12,016,700
Fair Value		$ 12,233,100
Investment, Identifier [Axis]: Endeavor Bidco LLC and Endeavor TopCo, Inc., Class A common units
Shares/Units (in shares)		2,540
Amortized cost		$ 2,540,000
Fair Value		$ 2,540,000
Investment, Identifier [Axis]: Endeavor Bidco LLC and Endeavor TopCo, Inc., First lien senior secured loan
Coupon		8.58%
Spread		4.25%
Principal		$ 8,393,800
Amortized cost		8,238,100
Fair Value		$ 8,225,900
Investment, Identifier [Axis]: Ensemble RCM, LLC, First lien senior secured loan
Coupon		7.59%	9.23%
Spread		3.00%	3.75%
Principal		$ 35,127,800	$ 19,267,800
Amortized cost		35,100,200	19,254,500
Fair Value		$ 35,351,900	$ 19,288,400
Investment, Identifier [Axis]: Ensono, Inc., First lien senior secured loan
Coupon		8.47%
Spread		4.00%
Principal		$ 33,339,600
Amortized cost		33,093,100
Fair Value		$ 33,291,900
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan
Coupon		9.74%
Coupon, PIK		2.00%
Spread		5.00%
Principal		$ 3,146,900
Amortized cost		3,092,700
Fair Value		$ 3,146,900
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan 1
Coupon		12.22%
Coupon, PIK		2.00%
Spread		7.50%
Principal		$ 2,258,600
Amortized cost		2,262,800
Fair Value		$ 2,258,600
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan
Coupon		7.11%
Spread		2.75%
Principal		$ 38,767,300
Amortized cost		38,721,200
Fair Value		$ 39,013,500
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan 1
Coupon			9.11%
Spread			3.75%
Principal			$ 6,500,000
Amortized cost			6,450,700
Fair Value			$ 6,552,000
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan 2
Coupon			8.72%
Spread			3.25%
Principal			$ 5,256,000
Amortized cost			5,214,600
Fair Value			$ 5,269,600
Investment, Identifier [Axis]: Equinox Holdings, Inc., First lien senior secured loan
Coupon		12.58%
Coupon, PIK		4.13%
Spread		8.25%
Principal		$ 43,091,200
Amortized cost		41,828,300
Fair Value		$ 43,091,200
Investment, Identifier [Axis]: Equinox Holdings, Inc., Second lien senior secured loan
Coupon, PIK		16.00%
Principal		$ 3,803,500
Amortized cost		3,727,600
Fair Value		$ 3,803,500
Investment, Identifier [Axis]: Eternal Aus Bidco Pty Ltd, First lien senior secured loan
Coupon		10.72%	10.70%
Coupon, PIK			2.50%
Spread		6.25%	6.25%
Principal		$ 6,346,100	$ 6,708,000
Amortized cost		6,623,800	6,266,500
Fair Value		$ 6,346,100	$ 6,708,000	[4],[5]
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, First lien senior secured loan
Coupon		9.83%	11.00%
Spread		5.50%	5.50%
Principal		$ 10,233,800	$ 6,650,000
Amortized cost		10,067,500	6,494,200
Fair Value		$ 10,233,800	$ 6,483,800	[4],[5]
Investment, Identifier [Axis]: Excelitas Technologies Corp., First lien senior secured loan
Coupon		9.61%
Spread		5.25%
Principal		$ 32,500,000
Amortized cost		32,500,000
Fair Value		$ 32,500,000
Investment, Identifier [Axis]: Expereo USA, Inc. and Ristretto Bidco B.V., First lien senior secured loan
Coupon		10.40%
Spread		6.00%
Principal		$ 55,169,400
Amortized cost		54,622,700
Fair Value		$ 54,617,700
Investment, Identifier [Axis]: FCG Acquisitions, Inc., First lien senior secured loan
Coupon		8.22%
Spread		3.75%
Principal		$ 20,305,800
Amortized cost		20,342,200
Fair Value		$ 20,417,500
Investment, Identifier [Axis]: FL Hawk Intermediate Holdings, Inc., First lien senior secured loan
Coupon		8.83%
Spread		4.50%
Principal		$ 7,853,000
Amortized cost		7,778,100
Fair Value		$ 7,853,000
Investment, Identifier [Axis]: Fertitta Entertainment, LLC, First lien senior secured loan
Coupon		7.86%	9.36%
Spread		3.50%	4.00%
Principal		$ 31,749,400	$ 7,850,800
Amortized cost		31,811,800	7,811,300
Fair Value		$ 31,840,800	$ 7,849,100	[4],[5]
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan
Coupon		11.00%
Principal		$ 20,625,700
Amortized cost		19,037,900
Fair Value		$ 20,625,700
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured revolving loan
Coupon		11.00%
Principal		$ 5,974,000
Amortized cost		5,873,800
Fair Value		$ 5,974,000
Investment, Identifier [Axis]: Fever Labs, Inc., Series E-5 Convertible Shares
Shares/Units (in shares)		318,631
Amortized cost		$ 1,381,900
Fair Value		$ 1,477,200
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 1
Shares/Units (in shares)		20
Amortized cost		$ 138,844,900
Fair Value		$ 138,844,900
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 2
Shares/Units (in shares)		20
Amortized cost		$ 4,056,200
Fair Value		$ 4,056,200
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 3
Shares/Units (in shares)		20
Amortized cost		$ 1,000,500
Fair Value		$ 1,000,500
Investment, Identifier [Axis]: Financiere Mendel, First lien senior secured loan
Coupon		7.77%	9.62%
Spread		3.25%	4.25%
Principal		$ 7,940,000	$ 8,000,000
Amortized cost		7,877,100	7,926,700
Fair Value		$ 7,979,700	$ 7,992,500
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L., First lien senior secured loan
Coupon		11.65%	12.71%
Spread		7.25%	7.25%
Principal		$ 22,480,500	$ 22,650,400
Amortized cost		22,127,000	22,218,300
Fair Value		$ 22,480,500	$ 22,423,900
Investment, Identifier [Axis]: First Brands Group, LLC, First lien senior secured loan
Coupon			10.88%
Spread			5.00%
Principal			$ 6,930,800
Amortized cost			6,781,000
Fair Value			$ 6,865,900
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan
Coupon			8.62%
Spread			3.00%
Principal			$ 5,664,200
Amortized cost			5,531,300
Fair Value	[4]		$ 5,615,800
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan 1
Coupon		6.89%
Spread		2.50%
Principal		$ 27,959,600
Amortized cost		28,059,400
Fair Value		$ 27,984,500
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan 2
Coupon		6.89%
Spread		2.50%
Principal		$ 7,388,400
Amortized cost		7,404,000
Fair Value		7,395,300
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP
Fair Value		$ 51,574,000
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, Common units
Shares/Units (in shares)		11,704,000
Amortized cost		$ 11,736,800
Fair Value		$ 13,471,300
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, First lien senior secured loan
Coupon		9.86%
Spread		5.50%
Principal		$ 36,413,200
Amortized cost		35,774,500
Fair Value		$ 35,733,800
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, First lien senior secured revolving loan
Coupon		8.36%
Spread		4.00%
Principal		$ 2,404,900
Amortized cost		2,371,400
Fair Value		$ 2,368,900
Investment, Identifier [Axis]: Flexera Software LLC, First lien senior secured loan
Coupon			9.22%
Spread			3.75%
Principal			$ 8,677,500
Amortized cost			8,663,700
Fair Value			$ 8,659,800
Investment, Identifier [Axis]: Flexsys Holdings, Inc., First lien senior secured loan
Coupon		9.84%
Spread		5.25%
Principal		$ 10,169,200
Amortized cost		9,433,800
Fair Value		$ 7,754,000
Investment, Identifier [Axis]: Flint OpCo, LLC, First lien senior secured loan
Coupon		9.11%	10.60%
Spread		4.75%	5.25%
Principal		$ 11,715,900	$ 7,812,900
Amortized cost		11,517,700	7,609,300
Fair Value		$ 11,715,900	$ 7,562,900	[4],[5]
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured loan
Coupon		10.86%	11.86%
Spread		6.50%	6.50%
Principal		$ 13,225,400	$ 13,359,400
Amortized cost		12,921,700	12,995,300
Fair Value		$ 13,225,400	$ 13,225,800
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured revolving loan
Coupon		10.86%	11.86%
Spread		6.50%	6.50%
Principal		$ 1,071,400	$ 1,071,400
Amortized cost		1,039,000	1,029,400
Fair Value		$ 1,071,400	$ 1,055,400
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan
Coupon		7.61%
Spread		3.25%
Principal		$ 31,605,500
Amortized cost		31,568,000
Fair Value		$ 31,870,000
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan 1
Coupon			8.86%
Spread			3.50%
Principal			$ 3,990,000
Amortized cost			3,990,000
Fair Value			$ 3,995,000
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan 2
Coupon			8.61%
Spread			3.25%
Principal			$ 7,551,500
Amortized cost			7,549,700
Fair Value			$ 7,557,800
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan 3
Coupon			7.86%
Spread			2.50%
Principal			$ 1,989,800
Amortized cost			1,989,800
Fair Value			$ 1,987,800
Investment, Identifier [Axis]: Four Seasons Holdings Inc., First lien senior secured loan
Coupon			7.96%
Spread			2.50%
Principal			$ 11,110,300
Amortized cost			11,123,600
Fair Value	[4],[5]		$ 11,140,900
Investment, Identifier [Axis]: Freeport LNG investments, LLLP, First lien senior secured loan 1
Coupon		7.88%
Spread		3.00%
Principal		$ 39,838,200
Amortized cost		39,793,700
Fair Value		$ 39,758,600
Investment, Identifier [Axis]: Freeport LNG investments, LLLP, First lien senior secured loan 2
Coupon		8.38%
Spread		3.50%
Principal		$ 2,000,000
Amortized cost		2,000,000
Fair Value		$ 2,007,200
Investment, Identifier [Axis]: Fugue Finance LLC, First lien senior secured loan
Coupon			9.39%
Spread			4.00%
Principal			$ 4,974,900
Amortized cost			4,952,400
Fair Value	[4],[5]		$ 4,989,700
Investment, Identifier [Axis]: GC Waves Holdings, Inc., First lien senior secured loan
Coupon		9.21%	11.46%
Spread		4.75%	6.00%
Principal		$ 7,539,200	$ 2,092,500
Amortized cost		7,351,200	1,758,000
Fair Value		$ 7,539,200	$ 1,724,700
Investment, Identifier [Axis]: GCBSL 2022-60, Collaterized loan obligation
Coupon		10.63%
Spread		6.00%
Principal		$ 2,375,000
Amortized cost		2,375,000
Fair Value		$ 2,364,900
Investment, Identifier [Axis]: GCBSL 2024-77, Collaterized loan obligation
Coupon		9.20%
Spread		4.85%
Principal		$ 1,500,000
Amortized cost		1,500,000
Fair Value		$ 1,507,500
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Private asset backed investment
Coupon		14.00%
Principal		$ 2,702,700
Amortized cost		2,642,500
Fair Value		$ 2,639,900
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Private asset backed investment 1
Shares/Units (in shares)		1,486,487
Amortized cost		$ 1,486,500
Fair Value		$ 1,486,500
Investment, Identifier [Axis]: GFL Environmental Inc., First lien senior secured loan
Coupon		6.61%
Spread		2.00%
Principal		$ 6,770,800
Amortized cost		6,770,800
Fair Value		$ 6,778,200
Investment, Identifier [Axis]: GIP Pilot Acquisition Partners, L.P., First lien senior secured loan
Coupon			8.39%
Spread			3.00%
Principal			$ 4,350,000
Amortized cost			4,336,200
Fair Value			$ 4,346,400
Investment, Identifier [Axis]: GLM 2022-12, Collaterized loan obligation
Coupon		10.32%
Spread		5.70%
Principal		$ 2,100,000
Amortized cost		2,109,500
Fair Value		$ 2,153,600
Investment, Identifier [Axis]: GNRT 2, Collaterized loan obligation
Coupon		11.98%
Spread		7.35%
Principal		$ 250,000
Amortized cost		251,100
Fair Value		$ 256,200
Investment, Identifier [Axis]: GNRT 2022-10, Collaterized loan obligation
Coupon		12.70%
Spread		8.07%
Principal		$ 500,000
Amortized cost		510,700
Fair Value		$ 505,800
Investment, Identifier [Axis]: GNRT 2023-11, Collaterized loan obligation
Coupon		12.14%
Spread		7.30%
Principal		$ 2,258,000
Amortized cost		2,258,000
Fair Value		$ 2,320,800
Investment, Identifier [Axis]: GNRT 2024-15, Collaterized loan obligation
Coupon		11.32%
Spread		6.70%
Principal		$ 2,000,000
Amortized cost		2,000,000
Fair Value		$ 2,050,200
Investment, Identifier [Axis]: GNRT 2024-18, Collaterized loan obligation
Coupon		12.60%
Principal		$ 7,160,000
Amortized cost		6,334,500
Fair Value		$ 6,519,000
Investment, Identifier [Axis]: GNRT 2024-20, Collaterized loan obligation
Coupon		12.30%
Principal		$ 19,647,800
Amortized cost		17,973,800
Fair Value		$ 17,977,300
Investment, Identifier [Axis]: GNRT 4, Collaterized loan obligation
Coupon		11.52%
Spread		6.90%
Principal		$ 2,000,000
Amortized cost		2,000,000
Fair Value		$ 2,049,400
Investment, Identifier [Axis]: GNRT 6, Collaterized loan obligation
Coupon		11.79%
Spread		7.25%
Principal		$ 1,820,000
Amortized cost		1,820,000
Fair Value		$ 1,867,600
Investment, Identifier [Axis]: GNRT 9, Collaterized loan obligation
Coupon		10.82%
Spread		6.35%
Principal		$ 4,015,000
Amortized cost		4,015,000
Fair Value		$ 4,031,100
Investment, Identifier [Axis]: GOCAP 2024-71, Collaterized loan obligation
Coupon		9.62%
Spread		5.10%
Principal		$ 4,500,000
Amortized cost		4,500,000
Fair Value		$ 4,584,100
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, Class A common units
Shares/Units (in shares)		100	100
Amortized cost		$ 100,000	$ 100,000
Fair Value		$ 75,300	$ 90,800
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, First lien senior secured loan
Coupon		11.08%	12.10%
Spread		6.75%	6.75%
Principal		$ 11,750,000	$ 10,381,200
Amortized cost		11,436,800	10,006,000
Fair Value		$ 11,750,000	$ 10,381,200	[4],[5]
Investment, Identifier [Axis]: GSV Purchaser, Inc., First lien senior secured loan
Coupon		9.30%
Spread		4.75%
Principal		$ 35,855,800
Amortized cost		35,518,600
Fair Value		$ 35,855,800
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, First lien senior secured loan
Coupon		9.33%	11.36%
Spread		5.00%	6.00%
Principal		$ 12,028,400	$ 10,000,000
Amortized cost		11,793,300	9,759,000
Fair Value		$ 12,028,400	$ 9,750,000
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, Limited partnership interests
Shares/Units (in shares)		76,925	74,074
Amortized cost		$ 77,500	$ 74,700
Fair Value		$ 104,800	$ 77,700
Investment, Identifier [Axis]: GTCR W Merger Sub LLC, First lien senior secured loan
Coupon			9.08%
Spread			3.75%
Principal			$ 17,900,000
Amortized cost			17,843,900
Fair Value			$ 17,967,100
Investment, Identifier [Axis]: Gainwell Acquisition Corp., First lien senior secured loan
Coupon		8.43%	9.45%
Spread		4.00%	4.00%
Principal		$ 25,453,700	$ 8,451,300
Amortized cost		24,640,600	8,293,400
Fair Value		$ 24,598,200	$ 8,197,800
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan
Coupon		6.11%
Spread		1.75%
Principal		$ 852,800
Amortized cost		852,800
Fair Value		$ 853,800
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan 1
Coupon			8.36%
Spread			3.00%
Principal			$ 790,000
Amortized cost			790,900
Fair Value	[6]		$ 791,700
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan 2
Coupon			7.96%
Spread			2.50%
Principal			$ 2,880,500
Amortized cost			2,880,000
Fair Value	[6]		$ 2,882,300
Investment, Identifier [Axis]: Gems Menasa (Cayman) Limited, First lien senior secured loan
Coupon			10.40%
Spread			4.75%
Principal			$ 7,450,600
Amortized cost			7,471,000
Fair Value	[4],[5]		$ 7,464,600
Investment, Identifier [Axis]: Gen II Fund Services, LLC,First lien senior secured loan
Coupon		7.08%
Spread		2.75%
Principal		$ 50,466,600
Amortized cost		50,594,500
Fair Value		$ 50,655,900
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 1
Coupon		8.42%
Spread		5.25%
Principal		$ 6,414,300
Amortized cost		6,600,600
Fair Value		$ 6,414,300
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 2
Coupon		9.58%
Spread		5.25%
Principal		$ 1,857,300
Amortized cost		1,826,200
Fair Value		$ 1,857,300
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 3
Coupon		8.70%
Spread		5.25%
Principal		$ 218,200
Amortized cost		215,500
Fair Value		$ 218,200
Investment, Identifier [Axis]: Genesys Cloud Services Holdings I, LLC, First lien senior secured loan
Coupon		7.36%	9.47%
Spread		3.00%	4.00%
Principal		$ 31,815,500	$ 7,040,900
Amortized cost		31,846,400	7,055,500
Fair Value		$ 32,054,100	$ 7,063,500
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc., First lien senior secured loan
Coupon		8.54%
Spread		5.25%
Principal		$ 12,578,000
Amortized cost		13,146,400
Fair Value		$ 12,578,000
Investment, Identifier [Axis]: Global Music Rights, LLC, First lien senior secured loan
Coupon		9.10%
Spread		4.75%
Principal		$ 136,354,200
Amortized cost		133,882,200
Fair Value		$ 134,308,900
Investment, Identifier [Axis]: Global Music Rights, LLC, First lien senior secured revolving loan
Coupon		9.10%
Spread		4.75%
Principal		$ 1,364,600
Amortized cost		1,129,600
Fair Value		$ 1,159,900
Investment, Identifier [Axis]: Go Daddy Operating Company, LLC (GD Finance Co, Inc.), First lien senior secured loan
Coupon			7.86%
Spread			2.50%
Principal			$ 8,569,400
Amortized cost			8,566,200
Fair Value			$ 8,591,600
Investment, Identifier [Axis]: Golden State Foods LLC, First lien senior secured loan
Coupon		8.77%
Spread		4.25%
Principal		$ 19,629,700
Amortized cost		19,570,800
Fair Value		$ 19,783,000
Investment, Identifier [Axis]: Goosehead Insurance Holdings, LLC, First lien senior secured loan
Coupon		7.83%
Spread		3.50%
Principal		$ 10,000,000
Amortized cost		9,975,000
Fair Value		$ 10,050,000
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan 1
Coupon		7.61%
Spread		3.25%
Principal		$ 25,972,100
Amortized cost		26,049,400
Fair Value		$ 25,950,800
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan 2
Coupon		7.36%
Spread		2.75%
Principal		$ 2,500,000
Amortized cost		2,503,100
Fair Value		$ 2,498,000
Investment, Identifier [Axis]: Grifols Worldwide Operations USA, Inc., First lien senior secured loan
Coupon		6.74%
Spread		2.00%
Principal		$ 18,427,900
Amortized cost		18,161,100
Fair Value		$ 18,331,200
Investment, Identifier [Axis]: GroundWorks, LLC, First lien senior secured loan
Coupon			11.90%
Spread			6.50%
Principal			$ 11,938,800
Amortized cost			11,631,400
Fair Value	[4],[5]		$ 11,938,800
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan
Coupon			11.38%
Spread			6.00%
Principal			$ 6,131,500
Amortized cost			6,013,500
Fair Value			$ 6,008,900
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 1
Coupon		10.36%
Spread		6.00%
Principal		$ 6,070,200
Amortized cost		5,973,600
Fair Value		$ 6,070,200
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 2
Coupon		10.36%
Spread		6.00%
Principal		$ 2,164,200
Amortized cost		2,131,800
Fair Value		$ 2,164,200
Investment, Identifier [Axis]: Gula Buyer Inc., First lien senior secured loan
Coupon		9.55%
Spread		5.00%
Principal		$ 150,000,000
Amortized cost		148,174,900
Fair Value		$ 148,125,000
Investment, Identifier [Axis]: HAMLN 2024-1, Collaterized loan obligation
Coupon		9.96%
Spread		5.40%
Principal		$ 2,017,500
Amortized cost		2,017,500
Fair Value		$ 2,027,500
Investment, Identifier [Axis]: HIG Finance 2 Limited, First lien senior secured loan
Coupon		7.86%	9.36%
Spread		3.50%	4.00%
Principal		$ 11,141,500	$ 10,473,700
Amortized cost		11,112,900	10,440,000
Fair Value		$ 11,208,700	$ 10,484,600
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan
Coupon		9.33%	10.37%
Spread		5.00%	5.00%
Principal		$ 11,739,200	$ 8,297,100
Amortized cost		11,590,400	8,116,800
Fair Value		$ 11,739,200	$ 8,060,500
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan 1
Coupon		9.08%
Spread		4.75%
Principal		$ 1,626,200
Amortized cost		1,600,800
Fair Value		$ 1,626,200
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp., Common stock
Shares/Units (in shares)		406,680
Amortized cost		$ 3,855,300
Fair Value		$ 3,855,300
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp., First lien senior secured loan
Coupon		13.00%
Coupon, PIK		7.00%
Principal		$ 69,423,200
Amortized cost		67,652,400
Fair Value		$ 67,514,000
Investment, Identifier [Axis]: HV Chimera LLC, Private asset-backed investment
Coupon		7.33%	8.39%
Spread		2.80%	2.80%
Shares/Units (in shares)		1,504,082
Principal			$ 2,397,300
Amortized cost		$ 1,490,800	2,362,800
Fair Value		$ 1,504,100	$ 2,361,300
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan
Coupon		10.80%
Spread		7.25%
Principal		$ 4,732,300
Amortized cost		4,889,400
Fair Value		$ 4,732,300
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan 1
Coupon			10.94%
Spread			7.00%
Principal			$ 4,222,600
Amortized cost			4,118,800
Fair Value	[4],[6]		$ 4,222,600
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan 2
Coupon			10.94%
Spread			7.00%
Principal			$ 493,800
Amortized cost			424,800
Fair Value	[4],[6]		$ 493,800
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan 1
Coupon		8.11%
Spread		3.75%
Principal		$ 4,895,000
Amortized cost		4,883,600
Fair Value		$ 4,923,300
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan 2
Coupon		7.33%
Spread		3.00%
Principal		$ 1,062,500
Amortized cost		1,059,800
Fair Value		$ 1,068,600
Investment, Identifier [Axis]: Hanger, Inc., First lien senior secured loan
Coupon		7.86%
Spread		3.50%
Principal		$ 58,747,100
Amortized cost		58,604,700
Fair Value		$ 59,261,200
Investment, Identifier [Axis]: Harbourvest Global Private Equity Limited, Private asset-backed investment
Coupon		7.97%
Spread		3.50%
Principal		$ 26,000,000
Amortized cost		25,137,100
Fair Value		$ 26,000,000
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan
Coupon			11.87%
Spread			6.25%
Principal			$ 6,989,600
Amortized cost			6,838,900
Fair Value			$ 6,739,800
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan 1
Coupon		9.60%
Spread		5.00%
Principal		$ 5,611,200
Amortized cost		5,561,600
Fair Value		$ 5,611,200
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan 2
Coupon		10.87%
Spread		6.00%
Principal		$ 3,433,100
Amortized cost		3,379,900
Fair Value		3,433,100
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured revolving loan
Coupon			11.62%
Spread			6.00%
Principal		0	$ 600
Amortized cost		0	600
Fair Value		$ 0	$ 600
Investment, Identifier [Axis]: Helix Acquisition Holdings, Inc., First lien senior secured loan
Coupon		11.46%	12.45%
Spread		7.00%	7.00%
Principal		$ 14,188,700	$ 14,188,700
Amortized cost		13,869,800	13,808,900
Fair Value		$ 14,188,700	$ 14,188,700	[6]
Investment, Identifier [Axis]: Hg Saturn LuchaCo Limited, Private asset-backed investment
Coupon			12.69%
Spread			7.50%
Principal			$ 1,529,500
Amortized cost			1,434,600
Fair Value			$ 1,512,300
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., First lien senior secured loan 1
Coupon		8.86%
Spread		4.50%
Principal		$ 2,560,500
Amortized cost		2,551,000
Fair Value		$ 2,560,500
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., First lien senior secured loan 2
Coupon		9.11%
Spread		4.75%
Principal		$ 1,335,600
Amortized cost		1,316,300
Fair Value		$ 1,335,600
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., Series A preferred shares
Coupon, PIK		11.00%
Shares/Units (in shares)		33,710
Amortized cost		$ 33,204,400
Fair Value		$ 33,204,400
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., First lien senior secured loan
Coupon			10.96%
Spread			5.50%
Principal			$ 1,721,100
Amortized cost			1,709,000
Fair Value			$ 1,695,200
Investment, Identifier [Axis]: HighPeak Energy, Inc., First lien senior secured loan
Coupon		11.98%	13.00%
Spread		7.50%	7.50%
Principal		$ 22,500,000	$ 25,000,000
Amortized cost		22,178,100	24,436,800
Fair Value		$ 22,500,000	$ 25,000,000
Investment, Identifier [Axis]: HighTower Holding, LLC, First lien senior secured loan
Coupon		8.07%
Spread		3.50%
Principal		$ 37,010,700
Amortized cost		37,060,800
Fair Value		$ 37,149,500
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured loan
Coupon		10.39%	11.37%	[7]
Spread		6.00%	6.00%	[7]
Principal		$ 4,641,200	$ 3,102,700	[7]
Amortized cost		4,576,600	3,041,900	[7]
Fair Value		$ 4,641,200	$ 3,040,600	[7]
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured revolving loan
Coupon		8.90%	9.87%
Spread		4.50%	4.50%
Principal		$ 600	$ 600
Amortized cost		600	600
Fair Value		$ 600	$ 600
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, Limited partnership interest
Coupon			8.00%
Shares/Units (in shares)			3,544,000
Amortized cost			$ 3,544,000
Fair Value			$ 3,526,700
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, Limited partnership interests
Shares/Units (in shares)		3,544,000
Amortized cost		$ 3,827,500
Fair Value		$ 3,490,800
Investment, Identifier [Axis]: Hilton Domestic Operating Company Inc., First lien senior secured loan
Coupon			7.46%
Spread			2.00%
Principal			$ 3,500,000
Amortized cost			3,491,400
Fair Value			$ 3,510,600
Investment, Identifier [Axis]: Horizon US Finco, L.P., First lien senior secured loan
Coupon		9.08%
Spread		4.75%
Principal		$ 13,000,000
Amortized cost		12,870,000
Fair Value		$ 12,918,800
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan
Coupon		9.99%
Spread		5.50%
Principal		$ 56,763,100
Amortized cost		55,772,100
Fair Value		56,763,100
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured revolving loan
Principal		0
Amortized cost		0
Fair Value		$ 0
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan
Coupon		7.37%
Spread		2.75%
Principal		$ 39,934,900
Amortized cost		39,941,200
Fair Value		$ 40,134,600
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan 1
Coupon			9.66%
Spread			4.25%
Principal			$ 9,314,600
Amortized cost			9,305,600
Fair Value			$ 9,349,800
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan 2
Coupon			9.37%
Spread			4.00%
Principal			$ 4,070,000
Amortized cost			4,067,700
Fair Value			$ 4,082,900
Investment, Identifier [Axis]: Husky Injection Molding Systems Ltd., First lien senior secured loan
Coupon		8.78%	8.47%
Spread		4.50%	3.00%
Principal		$ 4,784,300	$ 16,906,300
Amortized cost		4,721,500	16,815,600
Fair Value		$ 4,820,200	$ 16,871,200	[6]
Investment, Identifier [Axis]: Hyland Software, Inc., First lien senior secured loan
Coupon		10.36%	11.36%
Spread		6.00%	6.00%
Principal		$ 23,658,100	$ 23,897,100
Amortized cost		23,367,400	23,551,900
Fair Value		23,658,100	$ 23,538,600	[4],[6]
Investment, Identifier [Axis]: Hyland Software, Inc., First lien senior secured revolving loan
Principal		0
Amortized cost		0
Fair Value		$ 0
Investment, Identifier [Axis]: Hyperion Refinance S.a r.l., First lien senior secured loan
Coupon			8.75%
Spread			3.25%
Principal			$ 7,829,200
Amortized cost			7,827,500
Fair Value			$ 7,836,400
Investment, Identifier [Axis]: Hyperion Refinance S.a.r.l., First lien senior secured loan
Coupon		7.36%
Spread		3.00%
Principal		$ 40,209,700
Amortized cost		40,220,900
Fair Value		$ 40,438,100
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC, First lien senior secured loan
Coupon		10.12%
Spread		5.75%
Principal		$ 47,486,300
Amortized cost		46,778,600
Fair Value		$ 46,774,000
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC, First lien senior secured revolving loan
Coupon		8.37%
Spread		4.00%
Principal		$ 11,194,000
Amortized cost		10,943,800
Fair Value		$ 10,942,200
Investment, Identifier [Axis]: IGEA Bidco S.P.A., First lien senior secured loan
Coupon		9.93%
Principal		$ 3,809,500
Amortized cost		4,045,200
Fair Value		$ 3,944,600
Investment, Identifier [Axis]: IQVIA Inc, First lien senior secured loan
Coupon			7.35%
Spread			2.00%
Principal			$ 8,000,000
Amortized cost			8,000,000
Fair Value			$ 8,022,900
Investment, Identifier [Axis]: IRB Holding Corp., First lien senior secured loan
Coupon		6.98%	8.46%
Spread		2.50%	3.00%
Principal		$ 65,140,200	$ 12,692,500
Amortized cost		65,233,700	12,617,700
Fair Value		$ 65,154,500	$ 12,701,500
Investment, Identifier [Axis]: ISolved, Inc., First lien senior secured loan
Coupon		7.61%	9.48%
Spread		3.25%	4.00%
Principal		$ 15,778,200	$ 5,770,700
Amortized cost		15,750,500	5,719,100
Fair Value		$ 15,955,700	$ 5,770,700
Investment, Identifier [Axis]: Icefall Parent, Inc., First lien senior secured loan
Coupon		10.86%
Spread		6.50%
Principal		$ 11,140,800
Amortized cost		10,951,600
Fair Value		$ 11,140,800
Investment, Identifier [Axis]: Idemia Group S.A.S., First lien senior secured loan
Coupon		8.58%	10.10%
Spread		4.25%	4.75%
Principal		$ 3,950,200	$ 3,980,000
Amortized cost		3,921,500	3,943,400
Fair Value		$ 3,989,700	$ 3,987,500	[4],[6]
Investment, Identifier [Axis]: Idera, Inc., First lien senior secured loan
Coupon		8.07%
Spread		3.50%
Principal		$ 12,277,300
Amortized cost		12,110,100
Fair Value		$ 12,034,800
Investment, Identifier [Axis]: Imprivata, Inc., First lien senior secured loan
Coupon		8.09%
Spread		3.50%
Principal		$ 21,285,300
Amortized cost		21,370,900
Fair Value		$ 21,391,800
Investment, Identifier [Axis]: Indigo Acquisition B.V., First lien senior secured loan 1
Coupon		9.06%
Spread		6.35%
Principal		$ 2,662,400
Amortized cost		2,707,100
Fair Value		$ 2,662,400
Investment, Identifier [Axis]: Indigo Acquisition B.V., First lien senior secured loan 2
Coupon		10.68%
Spread		6.35%
Principal		$ 2,070,900
Amortized cost		2,151,300
Fair Value		$ 2,214,100
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., Class A units
Shares/Units (in shares)		50,000	50,000
Amortized cost		$ 50,000	$ 50,000
Fair Value		$ 73,800	$ 65,200
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 1
Coupon		9.83%	12.20%
Spread		5.50%	6.75%
Principal		$ 10,035,000	$ 4,108,300
Amortized cost		9,834,900	3,995,800
Fair Value		$ 10,037,500	$ 4,108,300
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 2
Coupon		8.83%	11.50%
Spread		5.50%	6.00%
Principal		$ 1,142,300	$ 1,013,400
Amortized cost		1,119,500	842,900
Fair Value		$ 1,142,800	$ 1,050,800
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 3
Coupon		9.58%
Spread		5.25%
Principal		$ 487,900
Amortized cost		378,500
Fair Value		$ 487,900
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured revolving loan
Coupon		12.00%
Spread		4.50%
Principal		$ 56,800
Amortized cost		47,800
Fair Value		$ 56,800
Investment, Identifier [Axis]: Inmar, Inc., First lien senior secured loan
Coupon		9.36%
Spread		5.00%
Principal		$ 17,282,300
Amortized cost		17,197,600
Fair Value		$ 17,309,300
Investment, Identifier [Axis]: Instructure Holdings, INC, First lien senior secured loan
Coupon			8.68%
Spread			2.75%
Principal			$ 9,176,600
Amortized cost			9,112,000
Fair Value	[4],[6]		$ 9,211,100
Investment, Identifier [Axis]: Instructure Holdings, INC, First lien senior secured loan 1
Coupon		7.52%
Spread		3.00%
Principal		$ 32,000,000
Amortized cost		31,983,700
Fair Value		$ 32,089,900
Investment, Identifier [Axis]: Instructure Holdings, INC, First lien senior secured loan 2
Coupon		9.52%
Spread		5.00%
Principal		$ 1,000,000
Amortized cost		1,012,500
Fair Value		$ 1,013,800
Investment, Identifier [Axis]: Internet Truckstop Group LLC, First lien senior secured loan
Coupon		10.48%
Spread		6.00%
Principal		$ 33,285,000
Amortized cost		33,014,600
Fair Value		$ 32,952,100
Investment, Identifier [Axis]: Iridium Satellite LLC, First lien senior secured loan
Coupon			7.86%
Spread			2.50%
Principal			$ 6,570,600
Amortized cost			6,562,400
Fair Value			$ 6,581,500
Investment, Identifier [Axis]: Iron Mountain Information Management, LLC, First lien senior secured loan
Coupon		6.36%	7.58%
Spread		2.00%	2.25%
Principal		$ 9,251,100	$ 5,500,000
Amortized cost		9,217,800	5,458,800
Fair Value		$ 9,236,600	$ 5,496,600
Investment, Identifier [Axis]: Isthmus Capital LLC, Private asset-backed investment 1
Coupon		9.50%	9.50%
Shares/Units (in shares)		1,500,888
Principal			$ 1,905,100
Amortized cost		$ 1,486,300	1,883,200
Fair Value		$ 1,500,900	$ 1,905,100
Investment, Identifier [Axis]: Isthmus Capital LLC, Private asset-backed investment 2
Shares/Units (in shares)		4	4
Amortized cost		$ 0
Fair Value		$ 19,700	$ 22,100
Investment, Identifier [Axis]: JNPPK 2023-1, Collaterized loan obligation
Coupon			10.12%
Spread			4.70%
Principal			$ 2,000,000
Amortized cost			2,000,000
Fair Value			$ 2,011,900
Investment, Identifier [Axis]: Jefferies Finance LLC,First lien senior secured loan
Coupon		7.36%
Spread		3.00%
Principal		$ 10,500,000
Amortized cost		10,412,200
Fair Value		$ 10,532,900
Investment, Identifier [Axis]: John Bean Technologies Corporation, First lien senior secured loan
Coupon		6.58%
Spread		2.25%
Principal		$ 13,000,000
Amortized cost		12,978,800
Fair Value		$ 13,065,000
Investment, Identifier [Axis]: Johnstone Supply, LLC, First lien senior secured loan
Coupon		6.88%
Spread		2.50%
Principal		$ 9,185,900
Amortized cost		9,203,400
Fair Value		$ 9,206,600
Investment, Identifier [Axis]: KKR 2024-53, Collaterized loan obligation 1
Coupon		12.70%
Principal		$ 6,100,000
Amortized cost		5,529,000
Fair Value		$ 5,695,100
Investment, Identifier [Axis]: KKR 2024-53, Collaterized loan obligation 2
Coupon		11.02%
Spread		6.50%
Principal		$ 2,235,000
Amortized cost		2,235,000
Fair Value		$ 2,261,900
Investment, Identifier [Axis]: KKR 48, Collaterized loan obligation
Coupon		8.92%	9.66%
Spread		4.30%	4.30%
Principal		$ 2,000,000	$ 2,000,000
Amortized cost		2,000,000	2,000,000
Fair Value		$ 2,034,300	$ 1,989,500
Investment, Identifier [Axis]: KPS Global LLC and Cool Group LLC, First lien senior secured loan
Coupon		9.11%
Spread		4.75%
Principal		$ 4,714,400
Amortized cost		4,624,000
Fair Value		$ 4,620,200
Investment, Identifier [Axis]: KUEHG Corp, First lien senior secured loan
Coupon		7.84%
Spread		3.25%
Principal		$ 11,256,000
Amortized cost		11,275,900
Fair Value		$ 11,358,500
Investment, Identifier [Axis]: Kaman Corporation, First lien senior secured loan
Coupon		7.83%
Spread		3.50%
Principal		$ 18,873,500
Amortized cost		18,901,700
Fair Value		$ 18,979,700
Investment, Identifier [Axis]: Kestra Advisor Services Holdings A, Inc.,First lien senior secured loan
Coupon		7.33%
Spread		3.00%
Principal		$ 1,601,500
Amortized cost		1,597,500
Fair Value		$ 1,601,500
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured loan
Coupon		9.33%	10.96%
Spread		5.00%	5.50%
Principal		$ 48,641,300	$ 10,690,900
Amortized cost		48,194,600	10,477,500
Fair Value		$ 48,641,300	$ 10,477,100
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured revolving loan
Coupon		9.33%
Spread		5.00%
Principal		$ 58,800
Amortized cost		57,500
Fair Value		$ 58,800
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured loan
Coupon		9.68%	11.99%
Spread		5.25%	6.50%
Principal		$ 18,239,900	$ 18,424,600
Amortized cost		18,047,400	18,161,700
Fair Value		$ 18,239,900	$ 18,148,200
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured revolving loan
Coupon		11.50%
Spread		4.00%
Principal		$ 382,300
Amortized cost		366,500
Fair Value		$ 382,300
Investment, Identifier [Axis]: Kodiak BP, LLC, First lien senior secured loan
Coupon		8.27%
Spread		3.75%
Principal		$ 15,000,000
Amortized cost		14,925,100
Fair Value		$ 14,994,600
Investment, Identifier [Axis]: LABL, Inc., First lien senior secured loan
Coupon		9.46%
Spread		5.00%
Principal		$ 35,332,900
Amortized cost		34,702,300
Fair Value		$ 34,092,800
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, Class A common units
Shares/Units (in shares)		1,409,000
Amortized cost		$ 1,409,000
Fair Value		$ 1,303,300
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, First lien senior secured loan
Coupon		10.09%
Spread		5.00%
Principal		$ 20,644,200
Amortized cost		20,304,600
Fair Value		$ 20,282,100
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan
Coupon			9.21%
Spread			3.75%
Principal			$ 5,765,300
Amortized cost			5,659,400
Fair Value	[6]		$ 5,689,700
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan 1
Coupon		8.21%
Spread		3.75%
Principal		$ 12,458,500
Amortized cost		12,470,400
Fair Value		$ 12,478,400
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan 2
Coupon		8.30%
Spread		3.75%
Principal		$ 8,911,100
Amortized cost		8,724,800
Fair Value		$ 8,823,000
Investment, Identifier [Axis]: LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), First lien senior secured loan
Coupon		7.36%	8.71%
Spread		3.00%	3.25%
Principal		$ 12,889,600	$ 9,007,800
Amortized cost		12,879,900	8,982,700
Fair Value		$ 12,941,900	$ 8,996,600
Investment, Identifier [Axis]: LTI Holdings, Inc., First lien senior secured loan
Coupon		9.11%
Spread		4.75%
Principal		$ 16,729,500
Amortized cost		16,497,500
Fair Value		$ 16,737,900
Investment, Identifier [Axis]: Lackawanna Energy Center LLC ,First lien senior secured loan
Coupon		8.61%
Spread		4.25%
Principal		$ 9,863,500
Amortized cost		9,896,700
Fair Value		$ 9,937,500
Investment, Identifier [Axis]: Lakeshore Learning Materials, LLC, First lien senior secured loan
Coupon			8.97%
Spread			3.50%
Principal			$ 10,267,000
Amortized cost			10,164,400
Fair Value	[4]		$ 10,247,800
Investment, Identifier [Axis]: League One Volleyball, Inc., Series B preferred stock
Shares/Units (in shares)		194	194
Amortized cost		$ 1,000	$ 1,000
Fair Value		$ 2,300	$ 1,000
Investment, Identifier [Axis]: League One Volleyball, Inc., Series C preferred stock
Shares/Units (in shares)		67
Amortized cost		$ 600
Fair Value		$ 600
Investment, Identifier [Axis]: Learning Care Group (US) No. 2 Inc., First lien senior secured loan
Coupon		8.59%	10.13%
Spread		4.00%	4.75%
Principal		$ 5,913,200	$ 5,972,800
Amortized cost		5,888,900	5,942,100
Fair Value		$ 5,963,100	$ 5,999,700
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc., First lien senior secured loan
Coupon		10.02%
Coupon, PIK		2.75%
Spread		5.50%
Principal		$ 27,410,800
Amortized cost		26,894,800
Fair Value		$ 26,862,600
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc., First lien senior secured revolving loan
Coupon		9.41%
Spread		5.00%
Principal		$ 320,200
Amortized cost		260,100
Fair Value		$ 256,200
Investment, Identifier [Axis]: Leia Finco US LLC, First lien senior secured loan
Coupon		7.89%
Spread		3.25%
Principal		$ 23,400,000
Amortized cost		23,265,900
Fair Value		$ 23,359,800
Investment, Identifier [Axis]: Leia Finco US LLC, Second lien senior secured loan
Coupon		9.89%
Spread		5.25%
Principal		$ 12,962,000
Amortized cost		12,753,800
Fair Value		$ 12,810,700
Investment, Identifier [Axis]: Lernen Bidco Limited,First lien senior secured loan
Coupon		8.36%
Spread		4.00%
Principal		$ 6,500,000
Amortized cost		6,468,300
Fair Value		$ 6,565,000
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., First lien senior secured loan
Coupon		11.98%	13.00%
Spread		7.50%	7.50%
Principal		$ 16,403,200	$ 9,719,600
Amortized cost		16,130,300	9,487,100
Fair Value		$ 16,403,200	$ 9,719,600
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., Limited partnership interests
Shares/Units (in shares)		133,000	50,000
Amortized cost		$ 133,000	$ 50,000
Fair Value		$ 165,100	$ 48,800
Investment, Identifier [Axis]: Life Time Fitness Inc, First lien senior secured loan
Coupon		7.03%
Spread		2.50%
Principal		$ 14,352,200
Amortized cost		14,347,600
Fair Value		$ 14,391,700
Investment, Identifier [Axis]: Lifepoint Health Inc, First lien senior secured loan
Coupon		8.41%	11.17%
Spread		3.75%	5.50%
Principal		$ 14,465,000	$ 7,805,100
Amortized cost		14,417,000	7,573,600
Fair Value		$ 14,505,200	$ 7,771,900
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan
Coupon		9.33%
Spread		5.00%
Principal		$ 17,163,400
Amortized cost		16,930,400
Fair Value		17,163,400
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 1
Coupon			11.70%
Spread			6.25%
Principal			$ 15,000,000
Amortized cost			14,746,200
Fair Value			$ 15,000,000
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 2
Coupon			10.86%
Spread			5.50%
Principal			$ 1,254,000
Amortized cost			1,228,400
Fair Value			$ 1,209,300
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured revolving loan
Principal		0
Amortized cost		0
Fair Value		$ 0
Investment, Identifier [Axis]: Lightstone Holdco LLC,First lien senior secured loan
Coupon		10.34%
Spread		5.75%
Principal		$ 6,277,900
Amortized cost		6,348,500
Fair Value		$ 6,340,700
Investment, Identifier [Axis]: Linden Structured Capital Fund II-A LP, Limited partnership interests
Shares/Units (in shares)		1,470,727
Amortized cost		$ 1,559,000
Fair Value		$ 1,479,600
Investment, Identifier [Axis]: LivTech Purchaser, Inc., First lien senior secured loan
Coupon		9.01%
Spread		4.50%
Principal		$ 3,844,400
Amortized cost		3,806,500
Fair Value		$ 3,805,900
Investment, Identifier [Axis]: LiveBarn Inc., Middle preferred shares
Shares/Units (in shares)		2,838,691	2,838,691
Amortized cost		$ 10,000,000	$ 10,000,000
Fair Value		$ 12,498,800	$ 10,000,000
Investment, Identifier [Axis]: Loire UK Midco 3 Limited, First lien senior secured loan 1
Coupon		8.21%
Spread		3.75%
Principal		$ 1,780,400
Amortized cost		1,780,400
Fair Value		$ 1,767,000
Investment, Identifier [Axis]: Loire UK Midco 3 Limited, First lien senior secured loan 2
Coupon		7.99%
Spread		3.50%
Principal		$ 3,966,900
Amortized cost		3,972,700
Fair Value		$ 3,939,600
Investment, Identifier [Axis]: M6 Etx Holdings II Midco LLC, First lien senior secured loan
Coupon		8.96%
Spread		4.50%
Principal		$ 21,619,300
Amortized cost		21,690,000
Fair Value		$ 21,692,600
Investment, Identifier [Axis]: MAGNE 2019-24, Collaterized loan obligation
Coupon		11.06%
Spread		6.40%
Principal		$ 500,000
Amortized cost		500,100
Fair Value		$ 503,200
Investment, Identifier [Axis]: MAGNE 2022-33, Collaterized loan obligation
Coupon		10.17%
Spread		5.55%
Principal		$ 5,875,000
Amortized cost		5,875,000
Fair Value		$ 5,995,800
Investment, Identifier [Axis]: MAGNE 2023-36, Collaterized loan obligation
Coupon		9.53%	10.31%
Spread		4.90%	4.90%
Principal		$ 1,750,000	$ 1,750,000
Amortized cost		1,750,000	1,750,000
Fair Value		$ 1,777,800	$ 1,765,900
Investment, Identifier [Axis]: MAGNE 2023-39, Collaterized loan obligation
Coupon		9.33%
Spread		4.90%
Principal		$ 637,500
Amortized cost		637,500
Fair Value		$ 640,800
Investment, Identifier [Axis]: MAGNE 2024-41, Collaterized loan obligation
Coupon		9.21%
Spread		4.90%
Principal		$ 2,312,500
Amortized cost		2,312,500
Fair Value		$ 2,324,500
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation
Coupon		9.31%
Spread		5.00%
Principal		$ 2,125,000
Amortized cost		2,096,800
Fair Value		$ 2,136,000
Investment, Identifier [Axis]: MAGNE 2024-44, Collaterized loan obligation
Coupon		12.00%
Principal		$ 4,100,000
Amortized cost		3,690,000
Fair Value		$ 3,747,700
Investment, Identifier [Axis]: MDPK 2016-20, Collaterized loan obligation
Coupon		11.23%
Spread		6.40%
Principal		$ 2,727,500
Amortized cost		2,727,500
Fair Value		$ 2,770,000
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation
Coupon		11.03%
Spread		6.40%
Principal		$ 4,850,000
Amortized cost		4,850,000
Fair Value		$ 4,924,300
Investment, Identifier [Axis]: MDPK 2019-34, Collaterized loan obligation
Coupon		11.15%
Spread		6.50%
Principal		$ 1,700,000
Amortized cost		1,700,000
Fair Value		$ 1,729,700
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation
Coupon		11.26%
Spread		6.60%
Principal		$ 1,000,000
Amortized cost		1,000,000
Fair Value		$ 1,016,100
Investment, Identifier [Axis]: MDPK 2021-59, Collaterized loan obligation
Coupon		11.03%
Spread		6.40%
Principal		$ 2,250,000
Amortized cost		2,250,000
Fair Value		$ 2,282,600
Investment, Identifier [Axis]: MDPK 2022-55, Collaterized loan obligation
Coupon		10.63%
Spread		6.00%
Principal		$ 1,680,000
Amortized cost		1,680,000
Fair Value		$ 1,704,800
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation
Coupon		11.13%
Spread		6.50%
Principal		$ 5,625,000
Amortized cost		5,625,000
Fair Value		$ 5,745,800
Investment, Identifier [Axis]: MDPK 2024-66, Collaterized loan obligation 1
Coupon		9.85%
Spread		5.50%
Principal		$ 2,500,000
Amortized cost		2,500,000
Fair Value		$ 2,513,000
Investment, Identifier [Axis]: MDPK 2024-66, Collaterized loan obligation 2
Coupon		12.20%
Principal		$ 2,410,000
Amortized cost		2,336,300
Fair Value		$ 2,336,300
Investment, Identifier [Axis]: MDPK 2024-67, Collaterized loan obligation
Coupon		11.43%
Spread		6.80%
Principal		$ 2,500,000
Amortized cost		2,500,000
Fair Value		$ 2,571,100
Investment, Identifier [Axis]: MDPK 2024-68, Collaterized loan obligation
Coupon		9.54%
Spread		5.10%
Principal		$ 2,375,000
Amortized cost		2,375,000
Fair Value		$ 2,387,400
Investment, Identifier [Axis]: MDPK 2024-69, Collaterized loan obligation
Coupon		11.58%
Spread		6.25%
Principal		$ 1,500,000
Amortized cost		1,500,000
Fair Value		$ 1,543,700
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan 1
Coupon		8.58%
Spread		4.25%
Principal		$ 22,876,300
Amortized cost		22,418,800
Fair Value		$ 22,654,600
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan 2
Coupon		8.82%
Spread		4.25%
Principal		$ 24,683,000
Amortized cost		24,676,900
Fair Value		$ 24,678,500
Investment, Identifier [Axis]: MKS Instruments, Inc., First lien senior secured loan
Coupon			7.84%
Spread			2.50%
Principal			$ 4,482,200
Amortized cost			4,471,300
Fair Value	[4]		$ 4,486,700
Investment, Identifier [Axis]: MSD Investment Corp., Corporate bond
Coupon		7.58%
Principal		$ 25,000,000
Amortized cost		25,000,000
Fair Value		$ 25,026,300
Investment, Identifier [Axis]: Madison Safety amp; Flow LLC, First lien senior secured loan
Coupon		7.61%
Spread		3.25%
Principal		$ 15,427,500
Amortized cost		15,449,800
Fair Value		$ 15,528,700
Investment, Identifier [Axis]: Magellan Topco, First lien senior secured loan
Coupon		9.14%
Spread		6.25%
Principal		$ 862,900
Amortized cost		879,200
Fair Value		$ 862,900
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC, First lien senior secured loan
Coupon		9.08%
Spread		4.75%
Principal		$ 8,681,500
Amortized cost		8,591,400
Fair Value		$ 8,582,400
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC, First lien senior secured revolving loan
Coupon		9.08%
Spread		4.75%
Principal		$ 222,900
Amortized cost		207,000
Fair Value		$ 206,200
Investment, Identifier [Axis]: Mamba Purchaser, Inc., First lien senior secured loan
Coupon		7.36%	8.97%
Spread		3.00%	3.50%
Principal		$ 31,370,800	$ 13,358,900
Amortized cost		31,301,600	13,266,300
Fair Value		$ 31,488,400	$ 13,334,000
Investment, Identifier [Axis]: Maravai Intermediate Holdings, LLC, First lien senior secured loan
Coupon			8.40%
Spread			3.00%
Principal			$ 10,372,500
Amortized cost			10,349,900
Fair Value			$ 10,078,600
Investment, Identifier [Axis]: Marcel Bidco LLC, First lien senior secured loan
Coupon		7.81%	9.81%
Spread		3.50%	4.50%
Principal		$ 11,541,400	$ 10,312,900
Amortized cost		11,494,500	10,255,500
Fair Value		$ 11,685,600	$ 10,355,900	[4],[6]
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, First lien senior secured loan
Coupon		7.08%
Spread		2.75%
Principal		$ 15,461,000
Amortized cost		15,461,000
Fair Value		$ 15,461,000
Investment, Identifier [Axis]: Mars Downstop Loan Purchaser Trust, Private asset-backed investment
Coupon		11.00%
Shares/Units (in shares)		29,990,339
Amortized cost		$ 20,440,100
Fair Value		$ 20,393,400
Investment, Identifier [Axis]: Max US Bidco Inc., First lien senior secured loan
Coupon			10.35%
Spread			5.00%
Principal			$ 25,000,000
Amortized cost			22,981,300
Fair Value			$ 23,287,500
Investment, Identifier [Axis]: McAfee Corp., First lien senior secured loan
Coupon		7.37%
Spread		3.00%
Principal		$ 25,373,100
Amortized cost		25,367,600
Fair Value		$ 25,366,800
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan
Coupon		6.61%	8.47%
Spread		2.25%	3.00%
Principal		$ 59,881,700	$ 12,972,600
Amortized cost		59,874,600	12,919,400
Fair Value		$ 60,042,800	$ 13,025,300
Investment, Identifier [Axis]: Mermaid Bidco Inc., First lien senior secured loan
Coupon		7.80%
Spread		3.25%
Principal		$ 18,795,500
Amortized cost		18,811,700
Fair Value		$ 18,877,900
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan 1
Coupon		8.49%
Spread		5.50%
Principal		$ 6,510,400
Amortized cost		6,527,600
Fair Value		$ 6,397,800
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan 2
Coupon		10.02%
Spread		5.50%
Principal		$ 4,671,900
Amortized cost		4,602,700
Fair Value		$ 4,601,800
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured revolving loan
Coupon		8.49%
Spread		5.50%
Principal		$ 200,200
Amortized cost		184,400
Fair Value		$ 180,400
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, Common units
Shares/Units (in shares)		169,000
Amortized cost		$ 169,000
Fair Value		$ 185,800
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, First lien senior secured loan
Coupon		9.61%
Spread		5.25%
Principal		$ 9,872,300
Amortized cost		9,702,500
Fair Value		$ 9,872,300
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP, Limited partnership interest
Coupon		9.00%
Shares/Units (in shares)		5,255,376
Amortized cost		$ 5,255,400
Fair Value		$ 5,255,400
Investment, Identifier [Axis]: Midcap Financial Issuer Trust, Senior subordinated loan
Coupon			6.50%
Principal			$ 5,000,000
Amortized cost			4,438,100
Fair Value			$ 4,688,800
Investment, Identifier [Axis]: Mirion Technologies (US Holdings), Inc., First lien senior secured loan
Coupon			8.36%
Spread			2.75%
Principal			$ 3,671,400
Amortized cost			3,673,600
Fair Value			$ 3,681,500
Investment, Identifier [Axis]: Mirion Technologies, Inc., First lien senior secured loan
Coupon		6.58%
Spread		2.25%
Principal		$ 5,149,800
Amortized cost		5,151,600
Fair Value		$ 5,164,200
Investment, Identifier [Axis]: Mister Car Wash Holdings, Inc., First lien senior secured loan
Coupon		7.09%
Spread		2.75%
Principal		$ 18,279,300
Amortized cost		18,327,000
Fair Value		$ 18,347,800
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan
Coupon		7.61%
Spread		3.25%
Principal		$ 22,144,500
Amortized cost		22,000,900
Fair Value		$ 22,126,300
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan 1
Coupon			9.40%
Spread			3.75%
Principal			$ 15,000,000
Amortized cost			14,647,000
Fair Value	[4],[6]		$ 14,974,100
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan 2
Coupon			9.40%
Spread			3.75%
Principal			$ 99,700
Amortized cost			97,400
Fair Value	[4],[6]		$ 99,600
Investment, Identifier [Axis]: Mitchell International, Inc., Second lien senior secured loan
Coupon		9.61%	12.15%
Spread		5.25%	6.50%
Principal		$ 29,965,000	$ 145,800
Amortized cost		29,738,300	134,700
Fair Value		$ 29,571,900	$ 142,800	[4],[6]
Investment, Identifier [Axis]: Monroe Capital Income Plus Corporation, Corporate bond
Coupon		9.42%
Principal		$ 10,000,000
Amortized cost		10,000,000
Fair Value		$ 10,824,600
Investment, Identifier [Axis]: Monroe Capital Income Plus Corporation, Senior subordinated loan
Coupon			9.42%
Principal			$ 10,000,000
Amortized cost			10,000,000
Fair Value			$ 10,506,900
Investment, Identifier [Axis]: Mosel Bidco SE, First lien senior secured loan
Coupon		8.83%	10.10%
Spread		4.50%	4.75%
Principal		$ 8,112,100	$ 8,112,100
Amortized cost		8,109,200	8,108,600
Fair Value		$ 8,193,200	$ 8,112,100	[4],[6]
Investment, Identifier [Axis]: Motion Acquisition Limited, First lien senior secured loan
Coupon			8.86%
Spread			3.25%
Principal			$ 11,081,500
Amortized cost			11,030,800
Fair Value			$ 11,081,500
Investment, Identifier [Axis]: Motus LLC, First lien senior secured loan
Coupon		8.43%
Spread		4.00%
Principal		$ 15,687,800
Amortized cost		15,725,500
Fair Value		$ 15,805,500
Investment, Identifier [Axis]: Mountaineer Merger Corporation, First lien senior secured revolving loan
Coupon		9.33%
Spread		5.00%
Principal		$ 8,135,000
Amortized cost		7,967,500
Fair Value		$ 7,952,100
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, Class B limited liability company interest
Shares/Units (as a percent)		0.04	0.18
Amortized cost		$ 100,000	$ 100,000
Fair Value		$ 85,800	$ 104,300
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured loan
Coupon		10.75%	11.70%
Spread		6.25%	6.25%
Principal		$ 9,331,600	$ 9,426,300
Amortized cost		9,127,200	9,175,100
Fair Value		$ 9,331,600	$ 9,426,300
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., Class A preferred units
Shares/Units (in shares)		770
Amortized cost		$ 770,400
Fair Value		$ 870,200
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., Class B common units
Shares/Units (in shares)		770,423
Amortized cost		$ 323,600
Fair Value		$ 365,200
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., First lien senior secured loan 1
Coupon		9.33%
Spread		5.00%
Principal		$ 21,867,500
Amortized cost		21,666,100
Fair Value		$ 21,867,500
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., First lien senior secured loan 2
Coupon		9.34%
Spread		5.00%
Principal		$ 5,546,000
Amortized cost		5,499,000
Fair Value		$ 5,546,000
Investment, Identifier [Axis]: NASCAR Holdings, LLC, First lien senior secured loan
Coupon			7.97%
Spread			2.50%
Principal			$ 895,500
Amortized cost			897,600
Fair Value			$ 897,900
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan
Coupon			10.22%
Coupon, PIK			1.50%
Spread			4.75%
Principal			$ 6,038,500
Amortized cost			5,871,200
Fair Value			$ 5,736,600
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan 1
Coupon		7.72%
Coupon, PIK		1.50%
Spread		3.25%
Principal		$ 25,777,300
Amortized cost		24,793,800
Fair Value		$ 23,431,600
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan 2
Coupon		10.09%
Coupon, PIK		1.50%
Spread		5.50%
Principal		$ 14,416,000
Amortized cost		13,993,500
Fair Value		$ 13,154,600
Investment, Identifier [Axis]: NFP Corp., First lien senior secured loan
Coupon			8.72%
Spread			3.25%
Principal			$ 8,274,200
Amortized cost			8,177,900
Fair Value			$ 8,309,100
Investment, Identifier [Axis]: NMC CLO-2, Collaterized loan obligation
Coupon		10.06%
Spread		5.70%
Principal		$ 937,500
Amortized cost		937,500
Fair Value		$ 942,400
Investment, Identifier [Axis]: Netsmart, Inc. and Netsmart Technologies, Inc., First lien senior secured loan
Coupon		9.56%	9.22%
Coupon, PIK		2.70%
Spread		5.20%	3.75%
Principal		$ 78,642,100	$ 34,874,800
Amortized cost		77,903,100	34,649,100
Fair Value		$ 77,855,600	$ 34,891,200	[4],[6]
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, Class A-2 common units
Shares/Units (in shares)		23,290	23,290
Amortized cost		$ 2,329,000	$ 2,329,000
Fair Value		$ 3,976,000	$ 2,329,000
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, First lien senior secured loan
Coupon		9.83%	10.87%
Spread		5.50%	5.50%
Principal		$ 19,535,400	$ 12,348,100
Amortized cost		19,205,700	11,947,600
Fair Value		$ 19,535,400	$ 11,746,100
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, First lien senior secured revolving loan
Coupon			10.87%
Spread			5.50%
Principal			$ 321,600
Amortized cost			271,300
Fair Value			$ 270,100
Investment, Identifier [Axis]: Next Holdco, LLC, First lien senior secured loan
Coupon		10.27%	11.37%
Spread		5.75%	6.00%
Principal		$ 5,742,800	$ 5,786,100
Amortized cost		5,670,500	5,700,900
Fair Value		$ 5,742,800	$ 5,699,400
Investment, Identifier [Axis]: Nexus Buyer LLC, First lien senior secured loan
Coupon		8.36%
Spread		4.00%
Principal		$ 2,968,300
Amortized cost		2,971,100
Fair Value		$ 2,975,800
Investment, Identifier [Axis]: Nomi Health, Inc., First lien senior secured loan
Coupon		12.84%	13.64%
Spread		8.25%	8.25%
Principal		$ 18,611,200	$ 11,639,200
Amortized cost		18,181,000	11,319,600
Fair Value		$ 18,425,100	$ 11,290,000
Investment, Identifier [Axis]: Nomi Health, Inc., Warrant to purchase Class A common stock
Shares/Units (in shares)		22,661
Amortized cost		$ 0
Fair Value		$ 74,800
Investment, Identifier [Axis]: Nomi Health, Inc., Warrant to purchase Series B preferred stock
Shares/Units (in shares)		10,142
Amortized cost		$ 0
Fair Value		$ 100
Investment, Identifier [Axis]: Nord Anglia, First lien senior secured loan
Coupon		7.58%
Spread		3.25%
Principal		$ 7,000,000
Amortized cost		7,000,000
Fair Value		$ 7,055,400
Investment, Identifier [Axis]: Nordic Ferry Infrastructure AS, Senior subordinated loan 1
Coupon		9.70%
Spread		5.00%
Principal		$ 58,273,900
Amortized cost		59,125,200
Fair Value		$ 57,108,500
Investment, Identifier [Axis]: Nordic Ferry Infrastructure AS, Senior subordinated loan 2
Coupon		7.91%
Spread		5.00%
Principal		$ 57,851,700
Amortized cost		57,908,100
Fair Value		$ 56,694,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC
Coupon			11.86%
Spread			6.50%
Principal			$ 3,413,400
Amortized cost			3,312,000
Fair Value			$ 3,413,400
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 1
Coupon		9.66%
Spread		5.25%
Principal		$ 3,280,700
Amortized cost		3,202,800
Fair Value		$ 3,280,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 2
Coupon		10.94%
Spread		6.50%
Principal		$ 4,120,700
Amortized cost		4,043,300
Fair Value		$ 4,120,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured revolving loan
Coupon		10.86%
Spread		6.50%
Principal		$ 234,500
Amortized cost		225,900
Fair Value		$ 234,500
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan
Coupon			11.01%
Spread			5.50%
Principal			$ 7,100
Amortized cost			6,500
Fair Value			$ 7,100
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan 1
Coupon		9.63%
Spread		5.25%
Principal		$ 24,800
Amortized cost		24,400
Fair Value		$ 24,800
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan 2
Coupon		9.36%
Spread		5.00%
Principal		$ 3,500
Amortized cost		3,400
Fair Value		$ 3,500
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 1
Coupon		9.08%
Spread		4.75%
Principal		$ 12,571,400
Amortized cost		12,516,900
Fair Value		$ 12,553,900
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 2
Coupon		9.45%
Spread		4.75%
Principal		$ 2,360,400
Amortized cost		2,436,200
Fair Value		$ 2,360,400
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 3
Coupon		9.45%
Spread		4.75%
Principal		$ 1,534,500
Amortized cost		1,534,400
Fair Value		$ 1,534,500
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 4
Coupon		9.70%
Spread		5.00%
Principal		$ 708,700
Amortized cost		705,600
Fair Value		$ 701,400
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, Common units
Shares/Units (in shares)		121,368	76,923
Amortized cost		$ 166,700	$ 100,000
Fair Value		$ 201,200	$ 109,400
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured loan
Coupon		9.96%	12.18%
Spread		5.25%	6.50%
Principal		$ 12,410,900	$ 11,499,100
Amortized cost		12,125,300	11,145,200
Fair Value		$ 12,410,900	$ 11,499,100
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured revolving loan
Coupon		9.80%
Spread		5.25%
Principal		$ 250,000
Amortized cost		213,900
Fair Value		$ 250,000
Investment, Identifier [Axis]: Nuvei Technologies Corp., First lien senior secured loan
Coupon		7.44%
Spread		3.00%
Principal		$ 18,120,000
Amortized cost		18,081,700
Fair Value		$ 18,137,000
Investment, Identifier [Axis]: OAKC 2015-12, Collaterized loan obligation
Coupon		9.60%
Principal		$ 14,541,000
Amortized cost		9,245,100
Fair Value		$ 9,474,300
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 1
Coupon		11.70%
Principal		$ 2,920,000
Amortized cost		2,309,700
Fair Value		$ 2,341,200
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 2
Coupon		11.70%
Principal		$ 1,400,000
Amortized cost		1,107,400
Fair Value		$ 1,122,500
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 3
Coupon		10.37%
Spread		5.75%
Principal		$ 1,220,000
Amortized cost		1,220,000
Fair Value		$ 1,253,400
Investment, Identifier [Axis]: OAKC 2017-15, Collaterized loan obligation
Coupon		12.60%
Principal		$ 3,441,500
Amortized cost		1,978,900
Fair Value		$ 1,997,700
Investment, Identifier [Axis]: OAKC 2019-3, Collaterized loan obligation
Coupon		9.51%
Spread		5.00%
Principal		$ 500,000
Amortized cost		500,000
Fair Value		$ 501,400
Investment, Identifier [Axis]: OAKC 2019-4, Collaterized loan obligation 1
Coupon		9.34%
Spread		4.95%
Principal		$ 3,640,000
Amortized cost		3,640,000
Fair Value		$ 3,658,900
Investment, Identifier [Axis]: OAKC 2020-5, Collaterized loan obligation 1
Coupon		12.50%
Principal		$ 3,130,000
Amortized cost		3,244,900
Fair Value		$ 3,162,100
Investment, Identifier [Axis]: OAKC 2020-6, Collaterized loan obligation 1
Coupon		12.60%
Principal		$ 2,966,000
Amortized cost		3,399,000
Fair Value		$ 3,410,900
Investment, Identifier [Axis]: OAKC 2020-6, Collaterized loan obligation 2
Coupon		9.84%
Spread		5.25%
Principal		$ 1,100,000
Amortized cost		1,100,000
Fair Value		$ 1,109,900
Investment, Identifier [Axis]: OAKC 2021-16, Collaterized loan obligation
Coupon		11.50%
Principal		$ 1,210,000
Amortized cost		1,069,000
Fair Value		$ 1,079,900
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation
Coupon		10.12%
Spread		5.50%
Principal		$ 2,050,000
Amortized cost		2,050,000
Fair Value		$ 2,107,800
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation 1
Coupon		13.10%
Principal		$ 1,500,000
Amortized cost		1,527,200
Fair Value		$ 1,526,100
Investment, Identifier [Axis]: OAKC 2022-12, Collaterized loan obligation
Coupon		9.62%	10.42%
Spread		5.00%	5.00%
Principal		$ 2,000,000	$ 2,000,000
Amortized cost		2,000,000	2,000,000
Fair Value		$ 2,038,600	$ 1,992,200
Investment, Identifier [Axis]: OAKC 2023-15, Collaterized loan obligation
Coupon		9.62%	10.12%
Spread		5.00%	5.00%
Principal		$ 2,000,000	$ 2,000,000
Amortized cost		2,000,000	2,000,000
Fair Value		$ 2,032,600	$ 2,047,400
Investment, Identifier [Axis]: OAKC 2023-16, Collaterized loan obligation
Coupon		8.62%	9.36%
Spread		4.00%	4.00%
Principal		$ 2,000,000	$ 2,000,000
Amortized cost		2,000,000	2,000,000
Fair Value		$ 2,040,600	1,994,600
Investment, Identifier [Axis]: OCPA 2023-29, Collaterized loan obligation
Coupon		9.35%
Spread		5.00%
Principal		$ 1,000,000
Amortized cost		1,000,000
Fair Value		$ 1,005,000
Investment, Identifier [Axis]: OCT66 2022-1, Collaterized loan obligation
Coupon		12.11%
Spread		7.62%
Principal		$ 937,500
Amortized cost		944,500
Fair Value		$ 958,700
Investment, Identifier [Axis]: OHACP 2024-17, Collaterized loan obligation 1
Coupon		9.40%
Spread		5.00%
Principal		$ 3,000,000
Amortized cost		3,000,000
Fair Value		$ 3,007,600
Investment, Identifier [Axis]: OHACP 2024-17, Collaterized loan obligation 2
Coupon		12.00%
Principal		$ 2,610,000
Amortized cost		2,479,500
Fair Value		$ 2,484,700
Investment, Identifier [Axis]: OKANAGAN 2024-1, Private asset-backed investment
Coupon		12.55%
Spread		8.25%
Principal		$ 30,300,000
Amortized cost		30,350,900
Fair Value		30,300,000
Investment, Identifier [Axis]: OPH NEP Investment, LLC
Fair Value		$ 35,019,400
Investment, Identifier [Axis]: OPH NEP Investment, LLC, Class B common units
Shares/Units (in shares)		7
Amortized cost		$ 1,669,500
Fair Value		$ 2,274,900
Investment, Identifier [Axis]: OPH NEP Investment, LLC, Senior subordinated loan
Coupon		10.00%
Coupon, PIK		7.00%
Principal		$ 33,075,100
Amortized cost		30,821,100
Fair Value		$ 32,744,500
Investment, Identifier [Axis]: OVG Business Services, LLC, First lien senior secured loan
Coupon		7.36%
Spread		3.00%
Principal		$ 4,064,800
Amortized cost		4,046,000
Fair Value		$ 4,069,900
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, Class A2 units
Shares/Units (in shares)		102,501
Amortized cost		$ 2,050,000	2,050,000
Fair Value		$ 1,899,800	$ 2,050,000
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan
Coupon		10.23%	11.09%
Spread		5.75%	5.75%
Principal		$ 10,837,800	$ 9,196,400
Amortized cost		10,654,300	9,017,000
Fair Value		$ 10,837,800	$ 9,012,500
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured revolving loan
Coupon		10.09%
Spread		5.75%
Principal		$ 223,200
Amortized cost		201,600
Fair Value		$ 223,200
Investment, Identifier [Axis]: Omnia Partners, LLC, First lien senior secured loan
Coupon		7.37%	9.63%
Spread		2.75%	4.25%
Principal		$ 29,905,200	$ 4,570,600
Amortized cost		29,932,800	4,527,600
Fair Value		$ 30,028,100	$ 4,596,400
Investment, Identifier [Axis]: OneDigital Borrower LLC, First lien senior secured loan
Coupon		7.61%	9.71%
Spread		3.25%	4.25%
Principal		$ 36,912,000	$ 4,987,300
Amortized cost		36,767,500	4,950,900
Fair Value		$ 36,959,300	$ 4,987,300
Investment, Identifier [Axis]: Open Text Corporation, First lien senior secured loan
Coupon		6.11%	8.21%
Spread		1.75%	2.75%
Principal		$ 8,008,100	$ 7,533,000
Amortized cost		8,008,100	7,515,600
Fair Value		$ 8,004,100	$ 7,545,300	[4],[6]
Investment, Identifier [Axis]: Option Care Health Inc, First lien senior secured loan
Coupon		6.61%	8.22%
Spread		2.25%	2.75%
Principal		$ 4,792,600	$ 5,894,900
Amortized cost		4,792,000	5,893,500
Fair Value		$ 4,815,400	$ 5,914,500
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment
Coupon		10.11%
Spread		5.75%
Principal		$ 2,852,000
Amortized cost		2,826,100
Fair Value		$ 2,852,000
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment 2
Coupon		10.11%
Spread		5.75%
Principal		$ 1,863,300
Amortized cost		1,826,100
Fair Value		$ 1,863,300
Investment, Identifier [Axis]: PCI Gaming Authority, First lien senior secured loan
Coupon		6.36%
Spread		2.00%
Principal		$ 4,274,300
Amortized cost		4,273,100
Fair Value		$ 4,261,800
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, First lien senior secured loan
Coupon		9.64%	11.62%
Spread		5.25%	6.25%
Principal		$ 9,306,800	$ 9,066,700
Amortized cost		9,071,400	8,777,400
Fair Value		$ 9,306,800	$ 9,066,700
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, Preferred units
Shares/Units (in shares)		1,333,333	1,333,333
Amortized cost		$ 1,315,500	$ 1,315,500
Fair Value		$ 1,561,300	$ 1,333,300
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., Class A units
Shares/Units (in shares)		806,000
Amortized cost		$ 806,000
Fair Value		$ 865,600
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan 1
Coupon		10.08%
Spread		5.75%
Principal		$ 10,150,600
Amortized cost		9,973,800
Fair Value		$ 10,150,600
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan 2
Coupon		10.34%
Spread		5.75%
Principal		$ 1,678,100
Amortized cost		1,648,800
Fair Value		$ 1,678,100
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured revolving loan
Coupon		10.08%
Spread		5.75%
Principal		$ 238,600
Amortized cost		215,200
Fair Value		$ 238,600
Investment, Identifier [Axis]: PG Investment Company 59 S.a r.l., First lien senior secured loan
Coupon		7.33%
Spread		3.00%
Principal		$ 14,671,600
Amortized cost		14,703,200
Fair Value		$ 14,778,500
Investment, Identifier [Axis]: PROSE 2024-3, Private asset-backed investment
Coupon		8.85%
Principal		$ 25,000,000
Amortized cost		25,000,000
Fair Value		$ 24,526,800
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured loan
Coupon		9.71%
Spread		5.25%
Principal		$ 47,123,400
Amortized cost		46,732,600
Fair Value		$ 47,123,400
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured revolving loan 1
Coupon		9.64%
Spread		5.25%
Principal		$ 5,790,400
Amortized cost		5,719,300
Fair Value		$ 5,790,400
Investment, Identifier [Axis]: PXLY 2024-1, Collaterized loan obligation
Coupon		9.50%
Spread		5.00%
Principal		$ 6,550,000
Amortized cost		6,550,000
Fair Value		$ 6,584,100
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC, First lien senior secured loan
Coupon		8.83%
Spread		4.50%
Principal		$ 31,674,400
Amortized cost		31,574,500
Fair Value		$ 31,674,400
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC, First lien senior secured revolving loan
Coupon		8.83%
Spread		4.50%
Principal		$ 1,085,700
Amortized cost		1,007,600
Fair Value		$ 1,085,700
Investment, Identifier [Axis]: Packaging Coordinators Midco, Inc., First lien senior secured loan
Coupon		7.84%	9.11%
Spread		3.25%	3.50%
Principal		$ 52,644,900	$ 9,279,600
Amortized cost		52,707,800	9,245,000
Fair Value		$ 52,827,600	$ 9,274,400
Investment, Identifier [Axis]: Paint Intermediate III, LLC, First lien senior secured loan
Coupon		7.52%
Spread		3.00%
Principal		$ 20,906,600
Amortized cost		20,851,300
Fair Value		$ 20,985,000
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset backed investment 1
Coupon		12.16%
Spread		7.85%
Principal		$ 1,323,700
Amortized cost		1,385,800
Fair Value		$ 1,323,700
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset backed investment 2
Coupon		7.45%
Spread		4.30%
Principal		$ 756,400
Amortized cost		809,400
Fair Value		$ 756,400
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1, Private asset backed investment
Coupon		11.49%
Spread		6.15%
Principal		$ 1,189,600
Amortized cost		1,280,300
Fair Value		$ 1,189,600
Investment, Identifier [Axis]: Par Petroleum LLC / Par Petroleum Finance Corp, First lien senior secured loan
Coupon		8.33%
Spread		3.75%
Principal		$ 18,593,300
Amortized cost		18,457,900
Fair Value		$ 18,523,600
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured loan
Coupon		11.34%	12.13%
Coupon, PIK		3.38%
Spread		6.75%	6.75%
Principal		$ 21,214,900	$ 21,214,900
Amortized cost		20,806,400	20,699,700
Fair Value		$ 21,214,900	$ 20,684,500
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured revolving loan
Coupon		8.59%	9.38%
Spread		4.00%	4.00%
Principal		$ 500	$ 500
Amortized cost		500	500
Fair Value		$ 500	$ 500
Investment, Identifier [Axis]: Parexel International Inc., First lien senior secured loan
Coupon		7.36%
Spread		3.00%
Principal		$ 14,394,900
Amortized cost		14,397,400
Fair Value		$ 14,478,800
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc., First lien senior secured loan
Coupon		9.55%
Spread		5.00%
Principal		$ 52,904,500
Amortized cost		52,381,600
Fair Value		$ 52,375,400
Investment, Identifier [Axis]: Particle Luxembourg S.a.r.l., First lien senior secured loan
Coupon		8.42%	10.72%
Spread		4.00%	5.25%
Principal		$ 9,528,000	$ 1,447,700
Amortized cost		9,551,300	1,427,500
Fair Value		$ 9,593,600	$ 1,440,500	[4],[6]
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 1
Coupon		9.46%	14.25%
Spread		4.75%	5.75%
Principal		$ 12,539,900	$ 32,400
Amortized cost		12,485,500	31,500
Fair Value		$ 12,539,900	$ 32,400
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 2
Coupon		9.46%	12.21%
Spread		5.00%	6.75%
Principal		$ 14,344,900	$ 13,779,800
Amortized cost		14,019,500	13,386,200
Fair Value		$ 14,344,900	$ 13,779,800
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured revolving loan
Coupon			12.21%
Spread			6.75%
Principal			$ 166,100
Amortized cost			144,900
Fair Value			$ 166,100
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., Limited partnership interests
Shares/Units (in shares)		96,436	80,390
Amortized cost		$ 96,400	$ 80,400
Fair Value		$ 120,300	$ 79,400
Investment, Identifier [Axis]: Peer Holding III B.V., First lien senior secured loan
Coupon			8.60%
Spread			3.25%
Principal			$ 5,000,000
Amortized cost			4,962,500
Fair Value			$ 5,010,400
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, Class A units
Shares/Units (in shares)		8	8
Amortized cost		$ 106,000	$ 100,000
Fair Value		$ 141,600	$ 128,000
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan 1
Coupon		10.97%	12.03%
Spread		6.25%	6.50%
Principal		$ 12,219,500	$ 9,845,600
Amortized cost		11,991,500	9,603,100
Fair Value		$ 12,219,500	$ 9,845,600
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan 2
Coupon		9.50%
Spread		5.25%
Principal		$ 3,856,800
Amortized cost		3,803,200
Fair Value		$ 3,799,000
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc., Class B common stock
Coupon, PIK		8.00%
Shares/Units (in shares)		2,158
Amortized cost		$ 2,158,000
Fair Value		$ 3,833,200
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc., First lien senior secured loan
Coupon		9.33%
Spread		5.00%
Principal		$ 51,123,800
Amortized cost		49,909,000
Fair Value		$ 51,123,800
Investment, Identifier [Axis]: Pike Corporation, First lien senior secured loan
Coupon		7.47%	8.47%
Spread		3.00%	3.00%
Principal		$ 1,035,600	$ 7,535,600
Amortized cost		1,036,100	7,535,600
Fair Value		$ 1,042,600	$ 7,551,300	[6]
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., Common stock
Shares/Units (in shares)		866
Amortized cost		$ 866,000
Fair Value		$ 866,000
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., First lien senior secured loan
Coupon		9.32%
Spread		4.75%
Principal		$ 7,308,200
Amortized cost		7,188,700
Fair Value		$ 7,173,400
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., First lien senior secured revolving loan
Coupon		9.13%
Spread		4.75%
Principal		$ 475,500
Amortized cost		441,300
Fair Value		$ 439,900
Investment, Identifier [Axis]: Planview Parent, Inc., First lien senior secured loan
Coupon		7.83%
Spread		3.50%
Principal		$ 31,057,200
Amortized cost		31,059,200
Fair Value		$ 31,243,800
Investment, Identifier [Axis]: PointClickCare Technologies Inc., First lien senior secured loan
Coupon		7.58%	8.61%
Spread		3.25%	3.00%
Principal		$ 30,223,800	$ 5,975,500
Amortized cost		30,284,300	5,964,300
Fair Value		$ 30,374,900	$ 5,968,000
Investment, Identifier [Axis]: Polaris Newco, LLC, First lien senior secured loan
Coupon		8.85%	9.47%
Spread		4.00%	4.00%
Principal		$ 32,946,500	$ 4,481,300
Amortized cost		32,826,100	4,284,800
Fair Value		$ 32,980,100	$ 4,415,200	[4],[6]
Investment, Identifier [Axis]: Prairie ECI Acquiror LP, First lien senior secured loan
Coupon		8.61%
Spread		4.25%
Principal		$ 11,487,300
Amortized cost		11,466,500
Fair Value		$ 11,559,100
Investment, Identifier [Axis]: Precision Medicine Group, LLC, First lien senior secured loan
Coupon		7.43%	8.45%
Spread		3.00%	3.00%
Principal		$ 15,190,100	$ 7,946,300
Amortized cost		15,137,600	7,841,300
Fair Value		$ 15,166,400	$ 7,827,100
Investment, Identifier [Axis]: Pregis TopCo LLC, First lien senior secured loan
Coupon		8.36%
Spread		4.00%
Principal		$ 26,571,500
Amortized cost		26,607,400
Fair Value		$ 26,704,400
Investment, Identifier [Axis]: Premiere Buyer, LLC, First lien senior secured loan
Coupon		9.32%
Spread		4.75%
Principal		$ 24,471,600
Amortized cost		24,139,700
Fair Value		$ 24,471,600
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan
Coupon		13.40%
Coupon, PIK		4.00%
Spread			8.00%
Principal			$ 19,060,000
Amortized cost			18,152,900
Fair Value			$ 18,699,200
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan 1
Coupon		12.59%
Coupon, PIK		2.00%
Spread		8.00%
Principal		$ 27,517,500
Amortized cost		25,635,700
Fair Value		$ 26,141,700
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan 2
Coupon		12.59%
Coupon, PIK		2.00%
Spread		8.00%
Principal		$ 13,318,400
Amortized cost		12,841,200
Fair Value		$ 12,652,500
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan
Coupon			10.89%
Spread			5.50%
Principal			$ 500
Amortized cost			500
Fair Value			500
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan 1
Coupon		10.09%
Spread		5.50%
Principal		$ 1,900
Amortized cost		1,800
Fair Value		$ 1,900
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan 2
Coupon		12.00%
Spread		4.50%
Principal		$ 100
Amortized cost		100
Fair Value		$ 100
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase Class A common units 1
Shares/Units (in shares)		27,163
Amortized cost		$ 449,600
Fair Value		$ 4,286,000
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase Class A common units 2
Shares/Units (in shares)		8,780
Amortized cost		$ 1,223,900
Fair Value		$ 1,385,300
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase units of Class A common units
Shares/Units (in shares)		26,353
Amortized cost			449,600
Fair Value			$ 809,300
Investment, Identifier [Axis]: Project Accelerate Parent, LLC, First lien senior secured loan
Coupon			9.89%
Spread			4.25%
Principal			$ 17,094,900
Amortized cost			17,005,700
Fair Value	[4],[6]		$ 17,052,200
Investment, Identifier [Axis]: Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc., First lien senior secured loan
Coupon		7.58%
Spread		3.25%
Principal		$ 17,000,000
Amortized cost		16,957,500
Fair Value		$ 17,098,300
Investment, Identifier [Axis]: Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc., First lien senior secured loan 1
Coupon		7.58%
Spread		3.25%
Principal		$ 8,973,300
Amortized cost		9,007,000
Fair Value		$ 9,025,200
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan
Coupon		8.15%
Spread		3.50%
Principal		$ 52,769,400
Amortized cost		52,692,800
Fair Value		$ 53,081,300
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan 1
Coupon			8.97%
Spread			3.50%
Principal			$ 11,065,700
Amortized cost			10,954,300
Fair Value	[4],[6]		$ 11,063,200
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan 2
Coupon			8.97%
Spread			3.50%
Principal			$ 10,168,000
Amortized cost			10,142,900
Fair Value	[4],[6]		$ 10,159,500
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, Second lien senior secured loan
Coupon		9.90%
Spread		5.25%
Principal		$ 7,670,200
Amortized cost		7,642,500
Fair Value		$ 7,814,000
Investment, Identifier [Axis]: Project Ruby Ultimate Parent Corp., First lien senior secured loan
Coupon		7.47%
Spread		3.00%
Principal		$ 36,000,000
Amortized cost		36,105,600
Fair Value		$ 36,127,400
Investment, Identifier [Axis]: Proofpoint, Inc., First lien senior secured loan
Coupon		7.36%	8.72%
Spread		3.00%	3.25%
Principal		$ 60,072,800	$ 17,676,600
Amortized cost		60,099,900	17,529,500
Fair Value		$ 60,320,900	$ 17,658,200	[4],[6]
Investment, Identifier [Axis]: Propulsion (BC) Newco LLC, First lien senior secured loan
Coupon		7.58%	9.10%
Spread		3.25%	3.75%
Principal		$ 21,733,800	$ 7,841,300
Amortized cost		21,781,900	7,819,900
Fair Value		$ 21,920,100	$ 7,842,800	[6]
Investment, Identifier [Axis]: PushPay USA Inc., First lien senior secured loan
Coupon		8.83%	12.28%
Spread		4.50%	6.75%
Principal		$ 31,846,000	$ 4,631,200
Amortized cost		31,814,200	4,505,100
Fair Value		$ 32,005,200	$ 4,584,900	[4],[6]
Investment, Identifier [Axis]: QBS Parent, Inc., First lien senior secured loan
Coupon		9.27%
Spread		4.75%
Principal		$ 13,431,200
Amortized cost		13,365,500
Fair Value		$ 13,364,000
Investment, Identifier [Axis]: QualityTech, LP, First lien senior secured loan
Coupon		8.02%
Spread		3.50%
Principal		$ 22,000,000
Amortized cost		21,784,300
Fair Value		$ 22,055,000
Investment, Identifier [Axis]: Qualtrics Acquireco, LLC, First lien senior secured loan
Coupon		7.08%
Spread		2.75%
Principal		$ 19,343,300
Amortized cost		19,331,700
Fair Value		$ 19,464,200
Investment, Identifier [Axis]: Quartz Holding Company, First lien senior secured loan
Coupon		7.86%	8.86%
Spread		3.50%	3.50%
Principal		$ 7,081,500	$ 6,483,800
Amortized cost		7,061,900	6,472,500
Fair Value		$ 7,116,900	$ 6,500,000	[4],[6]
Investment, Identifier [Axis]: Quest Software US Holdings Inc., First lien senior secured loan
Coupon			9.78%
Spread			4.25%
Principal			$ 1,994,900
Amortized cost			1,687,000
Fair Value	[4],[6]		$ 1,515,600
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., First lien senior secured loan
Coupon		9.11%
Spread		4.75%
Principal		$ 53,955,300
Amortized cost		53,233,700
Fair Value		$ 53,955,300
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., Limited partnership interests
Shares/Units (in shares)		12,049,000
Amortized cost		$ 12,049,000
Fair Value		$ 12,506,900
Investment, Identifier [Axis]: Quikrete Holdings, Inc., First lien senior secured loan
Coupon		6.61%
Spread		2.25%
Principal		$ 9,476,100
Amortized cost		9,476,100
Fair Value		$ 9,465,200
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset backed investment 1
Coupon		11.00%
Shares/Units (in shares)		31,418,350
Amortized cost		$ 40,675,900
Fair Value		$ 39,302,800
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset backed investment 2
Shares/Units (in shares)		54,289
Amortized cost		$ 0
Fair Value		$ 0
Investment, Identifier [Axis]: R1 RCM Inc., First lien senior secured loan
Coupon			10.33%
Spread			5.00%
Principal			$ 1,180,000
Amortized cost			1,165,700
Fair Value			$ 1,178,900
Investment, Identifier [Axis]: RFS Opco LLC, First lien senior secured loan
Coupon		9.08%
Spread		4.75%
Principal		$ 42,393,800
Amortized cost		42,014,900
Fair Value		$ 42,393,800
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation
Coupon		12.90%
Principal		$ 13,070,000
Amortized cost		9,606,200
Fair Value		$ 9,613,200
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation
Coupon		12.46%
Principal		$ 7,000,000
Amortized cost		6,457,500
Fair Value		$ 6,411,200
Investment, Identifier [Axis]: RVRPK 2024-1, Collaterized loan obligation
Coupon		9.15%
Spread		4.80%
Principal		$ 6,500,000
Amortized cost		6,500,000
Fair Value		$ 6,516,300
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan 1
Coupon		9.27%
Spread		4.75%
Principal		$ 7,750,000
Amortized cost		7,674,200
Fair Value		$ 7,672,500
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan 2
Coupon		9.16%
Spread		4.75%
Principal		$ 390,000
Amortized cost		359,400
Fair Value		$ 357,500
Investment, Identifier [Axis]: Radiant Intermediate Holding, LLC, First lien senior secured loan
Coupon		10.61%	11.24%
Coupon, PIK		3.00%
Spread		6.00%	5.75%
Principal		$ 907,700	$ 905,400
Amortized cost		894,800	885,600
Fair Value		$ 789,700	$ 869,200
Investment, Identifier [Axis]: Radnet Management, Inc., First lien senior secured loan
Coupon		6.77%	8.64%
Spread		2.25%	3.00%
Principal		$ 23,212,800	$ 14,165,500
Amortized cost		23,155,200	14,165,200
Fair Value		$ 23,308,200	$ 14,195,700
Investment, Identifier [Axis]: Ranpak Corp., First lien senior secured loan
Coupon		8.85%
Spread		4.50%
Principal		$ 8,000,000
Amortized cost		7,920,000
Fair Value		$ 7,980,000
Investment, Identifier [Axis]: Raven Acquisition Holdings, LLC, First lien senior secured loan
Coupon		7.61%
Spread		3.25%
Principal		$ 48,121,600
Amortized cost		47,962,400
Fair Value		$ 48,200,000
Investment, Identifier [Axis]: Reagent Chemical amp; Research, LLC, First lien senior secured loan
Coupon		9.61%
Spread		5.25%
Principal		$ 49,891,900
Amortized cost		48,990,000
Fair Value		$ 49,891,900
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan 1
Coupon		8.08%	8.47%
Spread		3.75%	3.00%
Principal		$ 33,000,000	$ 14,683,000
Amortized cost		32,835,000	14,572,600
Fair Value		$ 33,082,500	$ 14,549,000	[4],[6]
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan 2
Coupon		7.59%	11.97%
Spread		3.00%	6.50%
Principal		$ 18,929,100	$ 10,535,000
Amortized cost		18,813,700	10,456,400
Fair Value		$ 18,873,200	$ 10,535,000	[4],[6]
Investment, Identifier [Axis]: Recess Holdings, Inc., First lien senior secured loan
Coupon		9.09%
Spread		4.50%
Principal		$ 20,306,300
Amortized cost		20,368,600
Fair Value		$ 20,477,700
Investment, Identifier [Axis]: RegionalCare Hospital Partners Holdings, Inc., First lien senior secured loan
Coupon		7.96%
Spread		3.50%
Principal		$ 10,877,700
Amortized cost		10,891,000
Fair Value		$ 10,891,300
Investment, Identifier [Axis]: Resonetics, LLC, First lien senior secured loan
Coupon		7.60%
Spread		3.25%
Principal		$ 29,652,700
Amortized cost		29,661,400
Fair Value		$ 29,808,700
Investment, Identifier [Axis]: Restaurant Brands International Inc., First lien senior secured loan
Coupon			7.61%
Spread			2.25%
Principal			$ 12,000,000
Amortized cost			11,966,200
Fair Value			$ 11,995,700
Investment, Identifier [Axis]: Ring Container Technologies Group, LLC, First lien senior secured loan
Coupon		7.11%
Spread		2.75%
Principal		$ 3,069,500
Amortized cost		3,076,400
Fair Value		$ 3,074,100
Investment, Identifier [Axis]: Rocket Software, Inc., First lien senior secured loan
Coupon		8.61%
Spread		4.25%
Principal		$ 30,005,000
Amortized cost		30,066,500
Fair Value		$ 30,192,500
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, Class A preferred units
Coupon, PIK		10.00%
Shares/Units (in shares)		2,124,000
Amortized cost		$ 2,231,500
Fair Value		$ 3,912,400
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, First lien senior secured loan
Coupon		9.77%
Spread		5.25%
Principal		$ 18,605,000
Amortized cost		18,349,300
Fair Value		$ 18,326,000
Investment, Identifier [Axis]: Runway Bidco, LLC, First lien senior secured loan
Coupon		9.33%
Spread		5.00%
Principal		$ 1,946,500
Amortized cost		1,927,100
Fair Value		$ 1,927,000
Investment, Identifier [Axis]: Ryan Specialty Group, LLC, First lien senior secured loan
Coupon		6.61%
Spread		2.25%
Principal		$ 23,744,500
Amortized cost		23,710,500
Fair Value		$ 23,803,800
Investment, Identifier [Axis]: SCIH Salt Holdings Inc., First lien senior secured loan
Coupon		7.57%	9.45%
Spread		3.00%	4.00%
Principal		$ 50,091,700	$ 10,355,000
Amortized cost		50,093,700	10,281,900
Fair Value		$ 50,173,300	$ 10,359,900
Investment, Identifier [Axis]: SIG Parent Holdings, LLC, First lien senior secured loan
Coupon		9.36%
Spread		5.00%
Principal		$ 25,492,900
Amortized cost		25,185,400
Fair Value		$ 25,167,000
Investment, Identifier [Axis]: SIXST 2021-17, Collaterized loan obligation
Coupon		11.00%
Principal		$ 5,550,000
Amortized cost		3,787,900
Fair Value		$ 3,582,200
Investment, Identifier [Axis]: SIXST 2022-21, Collaterized loan obligation
Coupon		10.39%
Spread		5.75%
Principal		$ 2,025,000
Amortized cost		2,025,000
Fair Value		$ 2,080,000
Investment, Identifier [Axis]: SIXST 2022-33, Collaterized loan obligation
Coupon		9.69%
Spread		5.35%
Principal		$ 2,500,000
Amortized cost		2,500,000
Fair Value		$ 2,512,500
Investment, Identifier [Axis]: SIXST 2024-27, Collaterized loan obligation
Coupon		9.61%
Spread		5.25%
Principal		$ 1,750,000
Amortized cost		1,750,000
Fair Value		$ 1,754,400
Investment, Identifier [Axis]: SPEAK 2024-11, Collaterized loan obligation
Coupon		13.48%
Principal		$ 4,000,000
Amortized cost		3,468,400
Fair Value		$ 3,891,600
Investment, Identifier [Axis]: SPX Flow, Inc., First lien senior secured loan
Coupon		7.36%
Spread		3.00%
Principal		$ 13,886,900
Amortized cost		13,931,700
Fair Value		$ 13,989,700
Investment, Identifier [Axis]: SRS Distribution Inc., First lien senior secured loan
Coupon			8.96%
Spread			3.50%
Principal			$ 1,877,700
Amortized cost			1,870,900
Fair Value	[6]		$ 1,875,400
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation
Coupon		10.81%
Spread		6.15%
Principal		$ 3,375,000
Amortized cost		3,375,000
Fair Value		$ 3,448,000
Investment, Identifier [Axis]: SV Newco 2, Inc., First lien senior secured loan
Coupon		9.26%
Spread		4.75%
Principal		$ 16,218,900
Amortized cost		15,996,000
Fair Value		16,218,900
Investment, Identifier [Axis]: SV Newco 2, Inc., First lien senior secured revolving loan
Principal		0
Amortized cost		0
Fair Value		$ 0
Investment, Identifier [Axis]: SYMP 2022-36, Collaterized loan obligation
Coupon		11.63%
Spread		7.00%
Principal		$ 1,120,000
Amortized cost		1,120,000
Fair Value		$ 1,148,200
Investment, Identifier [Axis]: SYMP 2023-40 Collaterized loan obligation
Coupon		9.67%
Spread		5.25%
Principal		$ 1,500,000
Amortized cost		1,500,000
Fair Value		$ 1,507,800
Investment, Identifier [Axis]: Safe Fleet Holdings LLC, First lien senior secured loan
Coupon			9.21%
Spread			3.75%
Principal			$ 2,782,700
Amortized cost			2,727,500
Fair Value			$ 2,786,800
Investment, Identifier [Axis]: Sandlot Action Sports, LLC, Common units
Shares/Units (in shares)		3,384
Amortized cost		$ 25,000
Fair Value		$ 25,000
Investment, Identifier [Axis]: Sapphire Software Buyer, Inc., First lien senior secured loan
Coupon		9.75%
Coupon, PIK		3.00%
Spread		5.50%
Principal		$ 47,334,500
Amortized cost		46,881,800
Fair Value		$ 46,861,100
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan
Coupon		9.81%
Spread		5.25%
Principal		$ 7,678,700
Amortized cost		7,649,600
Fair Value		$ 7,678,700
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan 1
Coupon			10.71%
Spread			5.25%
Principal			$ 537,600
Amortized cost			535,100
Fair Value			$ 534,900
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan 2
Coupon			11.01%
Spread			5.50%
Principal			$ 7,765,200
Amortized cost			7,729,300
Fair Value			$ 7,726,400
Investment, Identifier [Axis]: Sedgwick Claims Management Services, Inc., First lien senior secured loan
Coupon		7.59%	9.11%
Spread		3.00%	3.75%
Principal		$ 50,382,900	$ 8,076,900
Amortized cost		50,360,700	8,049,700
Fair Value		$ 50,634,800	$ 8,095,900	[4],[6]
Investment, Identifier [Axis]: Select Medical Corporation, First lien senior secured loan
Coupon		6.53%	8.36%
Spread		2.00%	3.00%
Principal		$ 5,500,000	$ 5,563,500
Amortized cost		5,493,200	5,538,800
Fair Value		$ 5,511,400	$ 5,558,200
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan
Coupon		8.09%
Spread		3.50%
Principal		$ 36,409,400
Amortized cost		36,450,800
Fair Value		$ 36,614,400
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan 1
Coupon			9.64%
Spread			4.00%
Principal			$ 5,361,400
Amortized cost			5,331,900
Fair Value			$ 5,352,500
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan 2
Coupon			11.14%
Spread			5.50%
Principal			$ 14,113,900
Amortized cost			13,897,000
Fair Value			$ 14,113,900
Investment, Identifier [Axis]: Severin Acquisition, LLC, First lien senior secured loan
Coupon		9.36%	8.60%
Coupon, PIK		2.25%
Spread		5.00%	3.25%
Principal		$ 112,313,200	$ 10,461,900
Amortized cost		111,236,600	10,441,600
Fair Value		$ 111,190,000	$ 10,494,600	[4],[6]
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan
Coupon		7.58%
Spread		3.25%
Principal		$ 30,233,200
Amortized cost		30,207,000
Fair Value		$ 30,479,000
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan 1
Coupon			9.45%
Spread			4.00%
Principal			$ 1,989,900
Amortized cost			1,989,900
Fair Value			$ 1,992,400
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan 2
Coupon			9.85%
Spread			4.50%
Principal			$ 3,350,000
Amortized cost			3,301,900
Fair Value			$ 3,345,800
Investment, Identifier [Axis]: Signia Aerospace, LLC, First lien senior secured loan
Coupon		7.40%
Spread		3.00%
Principal		$ 25,846,200
Amortized cost		25,781,900
Fair Value		$ 25,797,800
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., Common stock
Shares/Units (in shares)		100	100
Amortized cost		$ 100,000	$ 100,000
Fair Value		$ 263,300	$ 187,700
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured loan
Coupon		9.83%	13.10%
Spread		5.50%	7.75%
Principal		$ 38,751,200	$ 14,924,000
Amortized cost		38,009,100	14,526,300
Fair Value		$ 38,753,100	$ 14,924,000
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured revolving loan
Coupon		8.33%	11.35%
Spread		4.00%	6.00%
Principal		$ 3,300,300	$ 600
Amortized cost		3,242,200	600
Fair Value		$ 3,300,300	$ 600
Investment, Identifier [Axis]: Simon amp; Schuster, Inc., First lien senior secured loan
Coupon			9.39%
Spread			4.00%
Principal			$ 11,571,400
Amortized cost			11,502,900
Fair Value			$ 11,600,400
Investment, Identifier [Axis]: Solar Bidco Limited, First lien senior secured loan
Coupon		8.43%	9.69%
Spread		5.75%	5.75%
Principal		$ 3,712,900	$ 667,100
Amortized cost		3,579,800	581,800
Fair Value		$ 3,589,700	$ 665,500
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan
Coupon		7.36%
Spread		3.00%
Principal		$ 15,202,500
Amortized cost		15,139,200
Fair Value		$ 15,289,900
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan 1
Coupon			8.96%
Spread			3.50%
Principal			$ 12,330,900
Amortized cost			12,234,100
Fair Value	[4],[6]		$ 12,342,500
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan 2
Coupon			9.61%
Spread			4.25%
Principal			$ 916,800
Amortized cost			906,200
Fair Value	[4],[6]		$ 914,700
Investment, Identifier [Axis]: Sophia, L.P., Second lien senior secured loan
Coupon		9.11%
Spread		4.75%
Principal		$ 12,000,000
Amortized cost		11,970,300
Fair Value		$ 12,200,000
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan
Coupon		7.84%
Spread		3.25%
Principal		$ 5,796,900
Amortized cost		5,770,300
Fair Value		$ 5,800,600
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan 1
Coupon			9.11%
Spread			3.75%
Principal			$ 2,985,000
Amortized cost			2,985,000
Fair Value			$ 2,983,100
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan 2
Coupon			8.39%
Spread			2.75%
Principal			$ 6,500,000
Amortized cost			6,481,700
Fair Value			$ 6,489,100
Investment, Identifier [Axis]: South Field, LLC, First lien senior secured loan
Coupon		8.08%
Spread		3.75%
Principal		$ 9,848,100
Amortized cost		9,829,400
Fair Value		$ 9,905,500
Investment, Identifier [Axis]: South Florida Motorsports, LLC, Class A common interest
Shares/Units (in shares)		20
Amortized cost		$ 4,139,200
Fair Value		$ 4,139,800
Investment, Identifier [Axis]: Spaceship Purchaser, Inc., First lien senior secured loan
Coupon		9.33%
Spread		5.00%
Principal		$ 104,275,000
Amortized cost		103,263,600
Fair Value		$ 103,232,200
Investment, Identifier [Axis]: Spark Purchaser, Inc., First lien senior secured loan
Coupon		9.83%
Spread		5.50%
Principal		$ 17,254,100
Amortized cost		16,946,000
Fair Value		$ 17,254,100
Investment, Identifier [Axis]: Specialty Building Products Holdings, LLC, First lien senior secured loan
Coupon		8.21%	9.21%
Spread		3.75%	3.75%
Principal		$ 6,985,000	$ 5,965,900
Amortized cost		6,952,400	5,905,100
Fair Value		$ 6,942,800	$ 5,950,900	[6]
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured loan 1
Coupon		9.95%
Spread		5.25%
Principal		$ 18,277,200
Amortized cost		18,188,600
Fair Value		$ 17,911,600
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured loan 2
Coupon		9.82%
Spread		5.25%
Principal		$ 32,283,600
Amortized cost		31,851,200
Fair Value		$ 31,637,900
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured revolving loan
Coupon		9.84%
Spread		5.25%
Principal		$ 1,071,000
Amortized cost		1,011,400
Fair Value		$ 982,400
Investment, Identifier [Axis]: Star US Bidco LLC, First lien senior secured loan
Coupon		8.11%	9.71%
Spread		3.75%	4.25%
Principal		$ 14,894,100	$ 6,500,000
Amortized cost		14,909,900	6,452,600
Fair Value		$ 14,950,000	$ 6,488,600	[6]
Investment, Identifier [Axis]: Station Casinos LLC, First lien senior secured loan
Coupon		6.38%
Spread		2.00%
Principal		$ 5,266,500
Amortized cost		5,254,200
Fair Value		$ 5,269,000
Investment, Identifier [Axis]: Stepstone Group MidCo 2 GmbH, The, First lien senior secured loan
Coupon		8.83%
Spread		4.50%
Principal		$ 14,000,000
Amortized cost		13,860,000
Fair Value		$ 13,825,000
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan
Coupon		9.08%	10.78%
Spread		4.75%	5.25%
Principal		$ 2,621,500	$ 1,917,700
Amortized cost		2,574,700	1,879,600
Fair Value		$ 2,621,500	$ 1,879,300
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan 2
Coupon		9.80%
Spread		5.25%
Principal		$ 236,500
Amortized cost		231,000
Fair Value		$ 236,500
Investment, Identifier [Axis]: Sugar PPC Buyer LLC, First lien senior secured loan
Coupon		9.69%	11.34%
Spread		5.25%	6.00%
Principal		$ 24,812,500	$ 19,565,200
Amortized cost		24,398,400	19,135,800
Fair Value		$ 24,812,500	$ 19,125,000
Investment, Identifier [Axis]: Summer (BC) Bidco B LLC, First lien senior secured loan 1
Coupon		9.59%
Spread		5.00%
Principal		$ 1,955,400
Amortized cost		1,946,000
Fair Value		$ 1,964,600
Investment, Identifier [Axis]: Summer (BC) Bidco B LLC, First lien senior secured loan 2
Coupon		9.09%
Spread		4.50%
Principal		$ 1,007,100
Amortized cost		1,007,100
Fair Value		$ 1,010,800
Investment, Identifier [Axis]: Summit Acquisition Inc., First lien senior secured loan
Coupon		8.08%
Spread		3.75%
Principal		$ 9,000,000
Amortized cost		8,985,400
Fair Value		$ 9,045,000
Investment, Identifier [Axis]: Summit Materials, LLC, First lien senior secured loan
Coupon			8.33%
Spread			3.00%
Principal			$ 4,000,000
Amortized cost			3,990,000
Fair Value			$ 4,012,500
Investment, Identifier [Axis]: Sunbit Receivables Trust IV, Private asset-backed investment
Coupon		11.56%
Spread		7.25%
Shares/Units (in shares)		1,620,000
Amortized cost		$ 1,602,300
Fair Value		$ 1,620,000
Investment, Identifier [Axis]: Sunshine Luxembourg VII S.a r.l., First lien senior secured loan
Coupon			8.95%
Spread			3.50%
Principal			$ 21,165,900
Amortized cost			21,061,900
Fair Value			$ 21,256,700
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P., First lien senior secured loan
Coupon		9.74%
Spread		5.00%
Principal		$ 32,285,800
Amortized cost		31,842,500
Fair Value		$ 32,285,800
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P., Series A common units
Shares/Units (in shares)		996
Amortized cost		$ 996,000
Fair Value		$ 1,376,600
Investment, Identifier [Axis]: Superman Holdings, LLC., First lien senior secured loan
Coupon		8.86%
Spread		4.50%
Principal		$ 39,579,900
Amortized cost		39,391,700
Fair Value		$ 39,382,000
Investment, Identifier [Axis]: Surf Holdings S.a r.l., First lien senior secured loan
Coupon		7.95%
Spread		3.50%
Principal		$ 16,415,800
Amortized cost		16,463,900
Fair Value		$ 16,505,600
Investment, Identifier [Axis]: Surgery Center Holdings, Inc., First lien senior secured loan
Coupon		7.09%	8.86%
Spread		2.75%	3.50%
Principal		$ 34,538,100	$ 9,528,200
Amortized cost		34,605,700	9,518,100
Fair Value		$ 34,774,000	$ 9,556,000	[4],[5]
Investment, Identifier [Axis]: Switch Master Holdco LLC, First lien senior secured loan
Coupon			8.36%
Spread			3.00%
Principal			$ 27,355,900
Amortized cost			26,498,900
Fair Value			$ 26,398,500
Investment, Identifier [Axis]: Switch Master Holdco LLC, Private asset backed investment 1
Coupon		7.44%
Spread		3.00%
Principal		$ 20,052,000
Amortized cost		20,052,000
Fair Value		$ 20,052,000
Investment, Identifier [Axis]: Switch Master Holdco LLC, Private asset backed investment 2
Coupon		7.44%
Spread		3.00%
Principal		$ 14,357,800
Amortized cost		13,937,000
Fair Value		$ 13,998,800
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP, Common stock
Shares/Units (in shares)		16,940
Amortized cost		$ 1,694,000
Fair Value		$ 1,694,000
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP., First lien senior secured loan
Coupon		9.09%
Spread		4.75%
Principal		$ 23,687,400
Amortized cost		23,337,700
Fair Value		$ 23,332,100
Investment, Identifier [Axis]: TCIFC 2023-2, Collaterized loan obligation
Coupon			10.71%
Spread			5.30%
Principal			$ 2,500,000
Amortized cost			2,500,000
Fair Value			$ 2,520,300
Investment, Identifier [Axis]: TGG TS Acquisition Company, First lien senior secured loan
Coupon			11.97%
Spread			6.50%
Principal			$ 2,942,900
Amortized cost			2,940,500
Fair Value			$ 2,817,800
Investment, Identifier [Axis]: THPT 2023-THL, Commercial mortgage-backed security
Coupon		10.40%	10.40%
Spread			5.00%
Principal		$ 5,000,000	$ 5,000,000
Amortized cost		4,987,500	4,987,500
Fair Value		$ 5,021,500	$ 5,009,600
Investment, Identifier [Axis]: TPG IX Cardiff CI II, L.P., Limited partnership interest
Shares/Units (in shares)		4,814,025
Amortized cost		$ 4,850,100
Fair Value		$ 4,814,000
Investment, Identifier [Axis]: TSS Buyer, LLC ,First lien senior secured loan
Coupon		10.23%
Spread		5.50%
Principal		$ 8,156,700
Amortized cost		7,968,700
Fair Value		$ 8,156,700
Investment, Identifier [Axis]: TSS Buyer, LLC, First lien senior secured loan
Coupon			11.00%
Spread			5.50%
Principal			$ 7,026,100
Amortized cost			6,794,300
Fair Value			$ 6,776,500
Investment, Identifier [Axis]: Talen Energy Supply LLC, First lien senior secured loan
Coupon		7.02%
Spread		2.50%
Principal		$ 3,500,000
Amortized cost		3,495,600
Fair Value		$ 3,508,800
Investment, Identifier [Axis]: Tempo Acquisition, LLC, First lien senior secured loan
Coupon		6.61%	8.11%
Spread		2.25%	2.75%
Principal		$ 12,880,300	$ 4,987,500
Amortized cost		12,883,100	4,986,500
Fair Value		$ 12,918,600	$ 5,005,300
Investment, Identifier [Axis]: Tenable Holdings, Inc., First lien senior secured loan
Coupon		7.22%	8.22%
Spread		2.75%	2.75%
Principal		$ 5,374,700	$ 3,430,000
Amortized cost		5,376,800	3,430,000
Fair Value		$ 5,390,400	$ 3,421,400	[4],[6]
Investment, Identifier [Axis]: Teneo Holdings LLC, First lien senior secured loan
Coupon		9.11%
Spread		4.75%
Principal		$ 17,297,100
Amortized cost		17,287,400
Fair Value		$ 17,434,100
Investment, Identifier [Axis]: Terraform Power Operating, LLC, First lien senior secured loan
Coupon			7.85%
Spread			2.50%
Principal			$ 8,324,300
Amortized cost			8,275,400
Fair Value	[4]		$ 8,306,000
Investment, Identifier [Axis]: Texas Debt Capital CLO 2024-II Ltd, Collaterized loan obligation
Coupon		9.81%
Spread		5.25%
Principal		$ 4,100,000
Amortized cost		4,100,000
Fair Value		$ 4,119,200
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, First lien senior secured loan
Coupon		7.36%
Spread		3.00%
Principal		$ 31,602,900
Amortized cost		31,643,300
Fair Value		$ 31,754,300
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, Second lien senior secured loan
Coupon		9.61%	12.22%
Spread		5.25%	6.75%
Principal		$ 52,500,000	$ 33,000,000
Amortized cost		52,385,300	32,527,400
Fair Value		$ 52,861,200	$ 32,958,800
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan
Coupon		9.36%
Spread		5.00%
Principal		$ 25,964,300
Amortized cost		25,712,600
Fair Value		25,964,300
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured revolving loan
Principal		0
Amortized cost		0
Fair Value		$ 0
Investment, Identifier [Axis]: Thevelia (US) LLC, First lien senior secured loan
Coupon		7.58%
Spread		3.25%
Principal		$ 9,471,700
Amortized cost		9,495,800
Fair Value		$ 9,519,100
Investment, Identifier [Axis]: Thunder Generation, First lien senior secured loan
Coupon		7.33%
Spread		3.00%
Principal		$ 16,758,000
Amortized cost		16,686,100
Fair Value		$ 16,847,000
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP, Private asset backed investment
Coupon		10.60%
Spread		7.75%
Shares/Units (in shares)		2,791,938
Amortized cost		$ 2,843,800
Fair Value		$ 2,836,000
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP, Private asset backed investment
Coupon		13.06%
Spread		10.00%
Shares/Units (in shares)		1,613,487
Amortized cost		$ 1,342,000
Fair Value		$ 1,271,400
Investment, Identifier [Axis]: Tikehau Topaz LP, Private asset backed investment
Coupon		13.57%
Spread		9.00%
Shares/Units (in shares)		2,562,960
Amortized cost		$ 2,244,400
Fair Value		$ 2,247,700
Investment, Identifier [Axis]: Topco, Inc., First lien senior secured loan
Coupon		8.20%
Spread		3.50%
Principal		$ 24,871,000
Amortized cost		24,877,000
Fair Value		$ 25,051,300
Investment, Identifier [Axis]: Touchdown Acquirer Inc., First lien senior secured loan
Coupon		7.58%
Spread		3.25%
Principal		$ 2,176,300
Amortized cost		2,171,100
Fair Value		$ 2,193,300
Investment, Identifier [Axis]: Trans Union LLC, First lien senior secured loan
Coupon		6.11%
Spread		1.75%
Principal		$ 11,485,900
Amortized cost		11,471,600
Fair Value		$ 11,460,100
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 1
Coupon		6.83%	8.60%
Spread		2.50%	3.25%
Principal		$ 21,753,400	$ 2,000,000
Amortized cost		21,746,500	1,995,000
Fair Value		$ 21,782,800	$ 2,007,500	[6]
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 2
Coupon		7.08%	8.60%
Spread		2.75%	3.25%
Principal		$ 16,514,900	$ 1,989,900
Amortized cost		16,558,400	1,994,900
Fair Value		$ 16,560,000	$ 1,996,900	[6]
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 3
Coupon		6.83%	8.60%
Spread		2.50%	3.25%
Principal		$ 2,493,800	$ 16,894,200
Amortized cost		2,488,900	16,888,000
Fair Value		$ 2,497,600	$ 16,957,600	[6]
Investment, Identifier [Axis]: TransMontaigne Operating Company L.P., First lien senior secured loan
Coupon		7.61%
Spread		3.25%
Principal		$ 17,555,700
Amortized cost		17,538,200
Fair Value		$ 17,684,500
Investment, Identifier [Axis]: Transit Technologies LLC., First lien senior secured loan
Coupon		9.17%
Spread		4.75%
Principal		$ 10,947,700
Amortized cost		10,843,900
Fair Value		$ 10,838,200
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan
Coupon		8.19%
Spread		3.75%
Principal		$ 37,895,900
Amortized cost		37,913,800
Fair Value		$ 38,180,200
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan 1
Coupon			9.85%
Spread			4.50%
Principal			$ 10,079,700
Amortized cost			9,872,500
Fair Value			$ 10,074,900
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan 2
Coupon			9.61%
Spread			4.00%
Principal			$ 1,895,200
Amortized cost			1,897,600
Fair Value			$ 1,886,100
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan 3
Coupon			10.60%
Spread			5.25%
Principal			$ 997,500
Amortized cost			977,500
Fair Value			$ 999,000
Investment, Identifier [Axis]: Trinity Capital Inc, Corporate bond
Coupon		7.54%
Principal		$ 29,700,000
Amortized cost		29,700,000
Fair Value		$ 29,461,200
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC, Class A common units
Shares/Units (in shares)		1,072
Amortized cost		$ 2,636,000
Fair Value		$ 2,767,700
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC, First lien senior secured loan
Coupon		10.27%
Spread		5.75%
Principal		$ 34,571,400
Amortized cost		33,891,700
Fair Value		$ 34,571,400
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, Common units 1
Shares/Units (in shares)		31,790
Amortized cost		$ 3,179,000
Fair Value		$ 2,906,300
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, Common units 2
Shares/Units (in shares)		2,060
Amortized cost		$ 173,000
Fair Value		$ 188,300
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, First lien senior secured loan
Coupon		9.58%
Spread		5.25%
Principal		$ 2,514,000
Amortized cost		2,458,400
Fair Value		2,514,000
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, First lien senior secured revolving loan
Principal		0
Amortized cost		0
Fair Value		$ 0
Investment, Identifier [Axis]: USALCO, LLC, First lien senior secured loan
Coupon		8.36%
Spread		4.00%
Principal		$ 23,631,800
Amortized cost		23,592,800
Fair Value		$ 23,779,500
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 1
Coupon		6.58%	8.35%
Spread		2.25%	3.00%
Principal		$ 41,733,600	$ 8,301,700
Amortized cost		41,740,800	8,291,900
Fair Value		$ 41,624,200	$ 8,308,200
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 2
Coupon		6.58%	8.63%
Spread		2.25%	3.25%
Principal		$ 13,749,300	$ 8,471,000
Amortized cost		13,742,900	8,452,700
Fair Value		$ 13,711,400	$ 8,473,700
Investment, Identifier [Axis]: Ultra Clean Holdings, Inc., First lien senior secured loan
Coupon		7.61%
Spread		3.25%
Principal		$ 5,892,100
Amortized cost		5,892,300
Fair Value		$ 5,932,600
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, Class A interests
Shares/Units (in shares)		100	100
Amortized cost		$ 100,000	$ 100,000
Fair Value		$ 127,300	$ 97,200	[4],[5]
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured loan
Coupon		10.08%	12.25%
Spread		5.75%	6.75%
Principal		$ 10,566,500	$ 10,674,100
Amortized cost		10,342,400	10,394,300
Fair Value		$ 10,566,500	$ 10,674,100	[4],[5]
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured revolving loan
Coupon		10.14%
Spread		5.75%
Principal		$ 228,900
Amortized cost		194,900
Fair Value		$ 228,900
Investment, Identifier [Axis]: United Talent Agency LLC, First lien senior secured loan
Coupon		8.20%
Spread		3.75%
Principal		$ 11,925,900
Amortized cost		11,896,200
Fair Value		$ 11,985,600
Investment, Identifier [Axis]: United Talent Agency, LLC, First lien senior secured loan
Coupon			9.65%
Spread			4.00%
Principal			$ 9,426,400
Amortized cost			9,387,800
Fair Value			$ 9,430,900
Investment, Identifier [Axis]: University Support Services LLC, First lien senior secured loan
Coupon		7.11%	8.71%
Spread		2.75%	3.25%
Principal		$ 33,905,600	$ 3,979,700
Amortized cost		33,887,300	3,960,500
Fair Value		$ 34,032,800	$ 3,975,700
Investment, Identifier [Axis]: UserZoom Technologies, Inc., First lien senior secured loan
Coupon		12.75%	12.99%
Spread		7.50%	7.50%
Principal		$ 634,400	$ 634,400
Amortized cost		621,400	618,300
Fair Value		$ 628,100	$ 628,100	[4],[6]
Investment, Identifier [Axis]: VOYA 2022-3, Collaterized loan obligation
Coupon		9.12%	9.92%
Spread		4.50%	4.50%
Principal		$ 2,000,000	$ 2,000,000
Amortized cost		2,000,000	2,000,000
Fair Value		$ 2,050,600	$ 2,002,100
Investment, Identifier [Axis]: VOYA 2024-1, Collaterized loan obligation
Coupon		11.31%
Spread		6.65%
Principal		$ 1,681,900
Amortized cost		1,743,900
Fair Value		$ 1,728,400
Investment, Identifier [Axis]: VS Buyer, LLC, First lien senior secured loan
Coupon		7.12%
Spread		2.75%
Principal		$ 7,561,500
Amortized cost		7,544,400
Fair Value		$ 7,608,700
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l., Private asset backed investment
Coupon		9.61%
Spread		6.75%
Principal		$ 1,995,600
Amortized cost		2,029,400
Fair Value		$ 1,995,600
Investment, Identifier [Axis]: Varsity Brands Holding Co., Inc., Hercules Achievement, Inc. and BCPE Hercules Holdings, LP, First lien senior secured loan
Coupon		8.27%
Spread		3.75%
Principal		$ 71,048,400
Amortized cost		70,749,500
Fair Value		$ 71,066,200
Investment, Identifier [Axis]: Verde Purchaser LLC, First lien senior secured loan
Coupon		8.83%
Spread		4.50%
Principal		$ 6,982,500
Amortized cost		6,947,500
Fair Value		$ 6,998,400
Investment, Identifier [Axis]: Verscend Holding Corp., First lien senior secured loan
Coupon			9.47%
Spread			4.00%
Principal			$ 17,051,200
Amortized cost			17,039,200
Fair Value			$ 17,065,400
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, Class B common units
Shares/Units (in shares)		351	351
Amortized cost		$ 351,000	$ 351,000
Fair Value		$ 661,600	$ 351,000
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan 1
Coupon		10.13%	10.89%
Spread		5.75%	5.50%
Principal		$ 31,424,200	$ 15,823,200
Amortized cost		31,048,500	15,305,200
Fair Value		$ 31,424,200	$ 15,032,000
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan 2
Coupon		9.50%
Spread		5.00%
Principal		$ 266,100
Amortized cost		204,400
Fair Value		$ 266,100
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured revolving loan
Coupon		10.12%
Spread		5.75%
Principal		$ 2,616,100
Amortized cost		2,554,400
Fair Value		$ 2,616,100
Investment, Identifier [Axis]: Viant Medical Holdings, Inc., First lien senior secured loan
Coupon		8.60%	9.22%
Spread		4.00%	3.75%
Principal		$ 26,361,400	$ 31,797,200
Amortized cost		26,229,800	31,033,300
Fair Value		$ 26,616,900	$ 31,360,000	[4],[5]
Investment, Identifier [Axis]: Viant Medical Holdings, Inc., Second lien senior secured loan
Coupon			13.22%
Spread			7.75%
Principal			$ 40,400
Amortized cost			37,700
Fair Value	[4],[5]		$ 38,700
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., First lien senior secured loan
Coupon		9.08%
Spread		4.75%
Principal		$ 49,849,000
Amortized cost		49,377,600
Fair Value		$ 49,350,600
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., First lien senior secured revolving loan
Coupon		8.26%
Spread		4.75%
Principal		$ 1,012,600
Amortized cost		948,500
Fair Value		$ 922,400
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., Partnership units
Shares/Units (in shares)		1,807,000
Amortized cost		$ 1,809,900
Fair Value		$ 1,913,600
Investment, Identifier [Axis]: Victory Buyer LLC, First lien senior secured loan
Coupon		8.22%
Spread		3.75%
Principal		$ 14,277,800
Amortized cost		13,947,200
Fair Value		$ 13,989,600
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan
Coupon		9.52%
Spread		5.00%
Principal		$ 14,928,700
Amortized cost		14,781,800
Fair Value		$ 14,779,400
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan 1
Coupon		9.70%
Spread		5.00%
Principal		$ 8,634,100
Amortized cost		8,613,000
Fair Value		$ 8,547,700
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 1
Coupon		13.23%
Coupon, PIK		13.36%	4.00%
Spread		9.00%	7.75%
Principal		$ 306,100	$ 4,610,000
Amortized cost		288,000	4,493,600
Fair Value		306,100	$ 3,780,200
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 2
Coupon			12.48%
Spread			7.00%
Principal		7,702,700	$ 809,800
Amortized cost		7,370,800	793,600
Fair Value		$ 2,310,800	$ 634,100
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured revolving loan
Coupon		9.69%	10.49%
Spread		5.00%	5.00%
Principal		$ 800	$ 700
Amortized cost		800	700
Fair Value		$ 800	$ 700
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, Warrant to purchase Class B units
Shares/Units (in shares)		5,403	4,485
Fair Value			$ 287,500
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, Warrant to purchase ordinary share
Shares/Units (in shares)		398
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, Class A common units
Shares/Units (in shares)		1,111
Amortized cost		$ 0
Fair Value		$ 0
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, Class A preferred units
Coupon, PIK		10.00%
Shares/Units (in shares)		11,930
Amortized cost		$ 1,266,400
Fair Value		$ 1,097,200
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured loan
Coupon		9.58%
Spread		5.25%
Principal		$ 22,966,600
Amortized cost		22,634,900
Fair Value		$ 22,736,900
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan
Coupon		8.33%
Spread		4.00%
Principal		$ 7,178,900
Amortized cost		6,928,000
Fair Value		$ 7,039,300
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., First lien senior secured loan
Coupon		10.78%	11.64%
Spread		6.25%	6.25%
Principal		$ 4,414,200	$ 4,458,800
Amortized cost		4,321,700	4,349,400
Fair Value		$ 4,414,200	$ 4,347,300
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., Limited partnership interest
Shares/Units (in shares)			731,000
Amortized cost			$ 731,600
Fair Value			$ 731,000
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., Limited partnership interests
Shares/Units (in shares)		731,000
Amortized cost		$ 731,600
Fair Value		$ 676,900
Investment, Identifier [Axis]: WEC US Holdings Ltd., First lien senior secured loan
Coupon		6.80%
Spread		2.25%
Principal		$ 34,770,400
Amortized cost		34,748,200
Fair Value		$ 34,763,100
Investment, Identifier [Axis]: WILDPK 2024-1, Collaterized loan obligation
Coupon		10.33%
Spread		5.75%
Principal		$ 1,117,500
Amortized cost		1,117,500
Fair Value		$ 1,142,600
Investment, Identifier [Axis]: WRE Sports Investments LLC, First lien senior secured loan
Coupon		11.00%
Coupon, PIK		5.50%
Principal		$ 34,254,500
Amortized cost		33,473,100
Fair Value		$ 33,393,300
Investment, Identifier [Axis]: Wand Newco 3, Inc., First lien senior secured loan
Coupon		7.61%	8.22%
Spread		3.25%	2.75%
Principal		$ 58,283,700	$ 22,691,300
Amortized cost		58,277,900	22,587,200
Fair Value		$ 58,462,600	$ 22,739,700
Investment, Identifier [Axis]: Watt Holdco Limited, First lien senior secured loan 1
Coupon		8.84%
Spread		6.00%
Principal		$ 2,775,000
Amortized cost		2,889,400
Fair Value		$ 2,789,300
Investment, Identifier [Axis]: Watt Holdco Limited, First lien senior secured loan 2
Coupon		10.70%
Spread		6.00%
Principal		$ 1,366,800
Amortized cost		1,423,100
Fair Value		$ 1,373,800
Investment, Identifier [Axis]: Waystar Technologies, Inc., First lien senior secured loan
Coupon		6.59%	9.47%
Spread		2.25%	4.00%
Principal		$ 13,263,000	$ 10,867,500
Amortized cost		13,261,200	10,848,300
Fair Value		$ 13,301,700	$ 10,894,700	[4],[5]
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, Class A-2 preferred units
Coupon, PIK		8.00%
Shares/Units (in shares)		2,106,000
Amortized cost		$ 2,203,300
Fair Value		$ 2,188,100
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, First lien senior secured loan
Coupon		9.33%
Spread		5.00%
Principal		$ 51,464,700
Amortized cost		50,999,300
Fair Value		$ 51,464,700
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, First lien senior secured revolving loan
Coupon		9.33%
Spread		5.00%
Principal		$ 1,189,700
Amortized cost		1,111,200
Fair Value		$ 1,189,700
Investment, Identifier [Axis]: Wellington-Altus Financial Inc., Common stock
Shares/Units (in shares)		46,562
Amortized cost		$ 1,559,000
Fair Value		$ 1,631,400
Investment, Identifier [Axis]: Wellington-Altus Financial Inc., First lien senior secured loan
Coupon		9.11%
Spread		5.00%
Principal		$ 794,700
Amortized cost		823,200
Fair Value		$ 782,700
Investment, Identifier [Axis]: Whatabrands LLC, First lien senior secured loan
Coupon		6.86%	8.47%
Spread		2.50%	3.00%
Principal		$ 13,403,600	$ 5,221,500
Amortized cost		13,402,500	5,217,600
Fair Value		$ 13,416,500	$ 5,223,800
Investment, Identifier [Axis]: White Cap Supply Holdings, LLC, First lien senior secured loan
Coupon		7.61%
Spread		3.25%
Principal		$ 1,300,000
Amortized cost		1,300,000
Fair Value		$ 1,301,100
Investment, Identifier [Axis]: WideOpenWest Finance, LLC, First lien senior secured loan
Coupon		11.55%
Spread		7.00%
Principal		$ 3,259,200
Amortized cost		3,228,300
Fair Value		$ 3,389,600
Investment, Identifier [Axis]: William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), First lien senior secured loan
Coupon		7.22%	8.22%
Spread		2.75%	2.75%
Principal		$ 39,645,600	$ 19,025,300
Amortized cost		39,669,700	18,998,400
Fair Value		$ 39,695,200	$ 19,061,100
Investment, Identifier [Axis]: Wilsonart LLC, First lien senior secured loan
Coupon			8.70%
Spread			3.25%
Principal			$ 13,407,100
Amortized cost			13,261,400
Fair Value			$ 13,423,800
Investment, Identifier [Axis]: World Insurance Associates, LLC and World Associates Holdings, LLC, First lien senior secured loan
Coupon		10.08%
Spread		5.75%
Principal		$ 17,072,400
Amortized cost		16,891,200
Fair Value		$ 17,072,400
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., Common units
Shares/Units (in shares)		50,000	50,000
Amortized cost		$ 50,300	$ 50,000
Fair Value		$ 11,700	$ 53,300
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured loan
Coupon		10.50%	11.60%
Spread		6.25%	6.25%
Principal		$ 7,693,900	$ 6,981,100
Amortized cost		7,538,200	6,780,000
Fair Value		$ 7,463,000	$ 6,901,400
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured revolving loan
Coupon			11.60%
Spread			6.25%
Principal			$ 395,500
Amortized cost			374,100
Fair Value			$ 387,000
Investment, Identifier [Axis]: Wrench Group LLC, First lien senior secured loan
Coupon		8.59%
Spread		4.00%
Principal		$ 54,751,800
Amortized cost		53,586,900
Fair Value		$ 52,424,900
Investment, Identifier [Axis]: Xplor T1, LLC, First lien senior secured loan
Coupon		7.83%
Spread		3.50%
Principal		$ 16,129,600
Amortized cost		16,123,000
Fair Value		$ 16,250,500
Investment, Identifier [Axis]: Zayo Group Holdings, Inc., First lien senior secured loan
Coupon		7.47%	8.47%
Spread		3.00%	3.00%
Principal		$ 24,912,000	$ 3,000,000
Amortized cost		22,657,900	2,578,100
Fair Value		$ 23,282,300	$ 2,568,100
Investment, Identifier [Axis]: Zelis Cost Management Buyer, Inc., First lien senior secured loan
Coupon		7.11%	8.97%
Spread		2.75%	3.50%
Principal		$ 5,962,400	$ 10,614,800
Amortized cost		5,948,900	10,634,500
Fair Value		$ 5,965,800	$ 10,625,700	[4],[5]
Investment, Identifier [Axis]: Zelis Payments Buyer, Inc., First lien senior secured loan
Coupon		7.61%
Spread		3.25%
Principal		$ 65,250,000
Amortized cost		64,968,700
Fair Value		$ 65,413,100
Investment, Identifier [Axis]: Zinc Buyer Corporation, First lien senior secured loan
Coupon		9.08%
Spread		4.75%
Principal		$ 51,284,400
Amortized cost		50,848,600
Fair Value		$ 50,771,600
Investment, Identifier [Axis]: ZocDoc, Inc., First lien senior secured loan
Coupon		11.02%
Spread		6.50%
Principal		$ 32,500,000
Amortized cost		31,146,500
Fair Value		$ 32,500,000
Investment, Identifier [Axis]: Zuffa Guarantor LLC, First lien senior secured loan
Coupon		6.77%	8.40%
Spread		2.25%	2.75%
Principal		$ 30,000,000	$ 10,945,400
Amortized cost		29,962,800	10,939,200
Fair Value		$ 30,129,600	$ 10,974,300
Investment, Identifier [Axis]: Zuora, Inc., First lien senior secured loan
Coupon		7.83%
Spread		3.50%
Principal		$ 20,000,000
Amortized cost		19,900,000
Fair Value		$ 19,900,000
Investment, Identifier [Axis]: athenahealth Group Inc., First lien senior secured loan
Coupon		7.61%	8.61%
Spread		3.25%	3.25%
Principal		$ 54,425,700	$ 33,486,800
Amortized cost		53,703,900	32,537,200
Fair Value		$ 54,483,900	$ 33,302,700
Investment, Identifier [Axis]: eResearch Technology, Inc., First lien senior secured loan
Coupon		8.36%	9.97%
Spread		4.00%	4.50%
Principal		$ 73,056,400	$ 29,922,500
Amortized cost		72,289,600	28,708,800
Fair Value		$ 73,444,300	$ 29,847,700
Investment, Identifier [Axis]: eResearch Technology, Inc., Second lien senior secured loan
Coupon		12.46%
Spread		8.00%
Principal		$ 8,904,500
Amortized cost		8,506,100
Fair Value		$ 8,904,500

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.
[3]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[4]	Loan includes interest rate floor feature.
[5]	These investments were valued using unobservable inputs and are considered Level 3 investments. See Note 8 for more information regarding the fair value of the Fund’s investments.
[6]	This portfolio company is not a qualifying asset under Section 55(a) of the Investment Company Act. Under the Investment Company Act, the Fund may not acquire any non-qualifying asset unless, at the time such acquisition is made, qualifying assets represent at least 70% of the Fund’s total assets. Pursuant to Section 55(a) of the Investment Company Act, 26% of the Fund’s total assets are represented by investments at fair value and other assets that are considered “non-qualifying assets” as of December 31, 2023.
[7]	These investments were valued using unobservable inputs and are considered Level 3 investments. See Note 8 for more information regarding the fair value of the Fund’s investments.